UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: November 1, 2013 through April 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan International Equity Funds

April 30, 2014 (Unaudited)

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Global Equity Income Fund

JPMorgan Global Research Enhanced Index Fund

JPMorgan International Equity Fund

JPMorgan International Equity Index Fund

JPMorgan International Opportunities Fund

JPMorgan International Unconstrained Equity Fund

JPMorgan International Value Fund

JPMorgan Intrepid International Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

May 29, 2014 (Unaudited)

Dear Shareholder:

Broad improvement in the global economy — particularly in developed markets — drove global equity prices to successive record highs during the six months ended April 30, 2014. While bond markets experienced periodic volatility, the concerted efforts of central banks to hold down interest rates and thus tamp down inflationary pressures ultimately helped bond prices to recover somewhat toward the end of the period. Globally, investors appeared to shrug off events that had rattled financial markets: the U.S. Federal Reserve’s (the “Fed”) decision to taper its asset purchasing; severe winter weather across large parts of the U.S.; the continuing political/military crisis in Ukraine; and broad concerns about the health of China’s economy.

“Central bank policies in the U.S. and Europe are beginning to diverge, with the Fed moving toward a more normalized economy and the European Central Bank committed to intervention and guarding against the threat of price deflation.”

In December, the Fed followed through on its stated policy direction and reduced its monthly purchases of U.S. Treasury bonds and mortgage-backed securities by $10 billion to $75 billion and further cut purchases to $55 billion by the end of April. The initial move in December set off a rally in U.S. equities that drove share prices to record highs by the end of calendar year 2013.

While U.S. economic indicators showed incremental improvement through the first half of the reporting period, a string of winter storms curbed economic activity and held down productivity to a larger extent than was generally known at the time. Subsequent data showed the U.S. economy shrank by 1% in the first three months of 2014, even as consumer spending on services had the largest increase in 14 years. Winter storms crimped profits at airlines, parcel delivery firms and homebuilders. Bond prices rebounded somewhat in 2014, as slower-than-expected domestic growth and instability in emerging markets lifted demand for fixed income securities. For the six months ended April 30, 2014, the Standard & Poor’s 500 Index returned 8.36%, while the Barclays U.S. Aggregate Index returned 1.74%.

In Europe, the crisis in Ukraine threatened to disrupt the economic stability that had returned during the second half of 2013. Though a direct military confrontation between Ukraine and Russia had largely been avoided, the imposition of economic sanctions against leading members of Russian President Vladimir Putin’s inner circle raised questions about Europe’s dependence on natural gas exports from Russia. At the end of the reporting period, European energy supplies remained intact. Moreover, the European Union’s continued economic recovery — marked by Ireland’s exit from the bloc’s bailout program — and healthy corporate profits, combined with mergers and acquisitions activity, helped to lift equity markets. Bond prices across Europe also gained as instability in emerging markets drove investors to seek yield elsewhere.

In Japan, equity markets reached record highs and outperformed other developed markets at the end of calendar year 2013. However, investor enthusiasm for the policies of Prime Minister Shinzo Abe began to recede in 2014 as the Japanese economy showed signs of sputtering. An April 1, 2014 increase in the national consumption tax further weakened investor sentiment amid concerns the tax hike would curb domestic demand. Exporters, particularly automakers, came under pressure on expectations that a strengthening yen may erase the comparative advantage they had enjoyed over the past year. The Morgan Stanley Capital International Europe, Australasia, Far East Index (net of foreign withholding taxes) returned 4.44% for the six-month period.

China and Emerging Markets

Emerging market volatility continued throughout the six-month period. The Fed’s decision in December to taper off asset purchases sparked a sell-off across emerging markets that drove volatility in emerging market currencies. Disappointing economic data from China, combined with the first default in the Chinese bond market, again raised concerns about the potential for a sharp slowdown in growth. Demand from China is a major driver of emerging market exports and a slower growth in the Chinese economy would have an outsized impact on emerging market economies. Elsewhere, a currency crisis in Argentina and political uncertainty surrounding election cycles in select emerging markets also weighed on financial markets. The Morgan Stanley Capital International Emerging Markets Index (net of foreign withholdings taxes) returned -2.98% for the six-month period. Despite the headwinds facing emerging markets, the Barclays Emerging Markets USD Aggregate Index returned 3.00%, which illustrates the extent to which investors were willing to take on risk in their search for extra yield.

Central bank policies in the U.S. and Europe are beginning to diverge, with the Fed moving toward a more normalized economy and the European Central Bank committed to intervention and guarding against the threat of price deflation. The trajectory of Japan’s economy is uncertain and emerging markets remain vulnerable to shocks from developments in China, changes in investor sentiment and domestic political turmoil. This backdrop reinforces the wisdom of maintaining a long-term view of your investment portfolio and the benefits derived from diversified holdings.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	1

J.P. Morgan International Equity Funds

MARKET OVERVIEW

SIX MONTHS ENDED APRIL 30, 2014 (Unaudited)

Developed Markets

Central banks in most developed market economies continued their efforts to stimulate growth with accommodative policies during the period. In the U.S., the Federal Reserve (the “Fed”) reduced its monthly asset purchases by $30 billion to $55 billion amid steady improvements in employment and other economic indicators. In the European Union, economic recovery continued and corporate earnings and mergers and acquisition activity bolstered share prices during the period. In Japan, an increase in the nation’s consumption tax on April 1, 2014, raised fears that domestic consumer demand would slow.

Emerging Markets

At the start of the reporting period, emerging markets appeared to benefit from investors’ global search for yield, though political unrest negatively impacted markets in certain countries. However, the Fed’s decision to curb asset purchases during the period set off a wave of selling in emerging markets and currency volatility. While the pace of the sell-off abated later in the period, emerging markets generally underperformed developed markets.

2	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

JPMorgan Emerging Economies Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	–4.50%
Morgan Stanley Capital International (“MSCI”) Emerging Markets Index (net of foreign withholding taxes)	–2.98%

Net Assets as of 4/30/2014 (In Thousands)	$994,085

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Economies Fund (the “Fund”) seeks long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Select Class Shares) underperformed the MSCI Emerging Markets Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2014. The Fund’s security selection in the consumer discretionary and financials sectors and its underweight position in the utilities sector detracted from performance relative to the Benchmark. The Fund’s security selection in the energy and consumer staples sectors and its overweight position in the information technology sector helped relative performance.

Individual detractors from relative performance included the Fund’s overweight positions in Sberbank Russia and China Oilfield Services Ltd. and its underweight position in Tencent Holdings Inc. Shares of Sberbank, Russia’s largest bank, came under pressure after Russia’s incursion into Crimea triggered multiple rounds of sanctions from Western nations, pushing the Russian economy toward recession. Shares of China Oilfield Services, a Chinese oil services company, weakened as their customers (international oil companies) reduced capital expenditures, and estimates were reduced for the company’s earnings. The Fund held no position in Tencent Holdings, a Chinese information technology company that performed well on the back of strong user growth in the Internet gaming space.

Individual contributors to relative performance included the Fund’s overweight positions in Catcher Technology Co. and Tata

Motors Ltd., and the Fund’s underweight position in Gazprom OAO. Shares of Catcher, a Taiwanese information technology company, benefited from a general stabilization in product orders and an increase in demand for liquid crystal displays following a correction in semiconductor inventories. Shares of Tata Motors, an Indian automaker, rose on an agreement by its Jaguar Land Rover unit to supply 100,000 cars to China in 2014. The Fund held no position in Gazprom, a Russian energy company that was hurt by Western sanctions and by uncertainty over natural gas contracts with the European Union.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers used a combination of top-down and bottom-up research, seeking what they believed to be attractively priced countries, sectors and securities with positive catalysts. As a result of this process, the Fund’s largest average overweight versus the Benchmark from a country perspective during the six months ended April 30, 2014, was in China and its largest average underweight was in Mexico. From a sector perspective, the Fund’s largest average overweight versus the Benchmark during the period was in the consumer discretionary sector and its largest average underweight was in the financials sector.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	3

JPMorgan Emerging Economies Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2014 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Samsung Electronics Co., Ltd. (South Korea)	5.3%
2.	Itau Unibanco Holding S.A. (Preference Shares), ADR (Brazil)	2.4
3.	China Mobile Ltd. (Hong Kong)	2.3
4.	China Construction Bank Corp., Class H (China)	2.2
5.	Industrial & Commercial Bank of China Ltd., Class H (China)	2.1
6.	Hyundai Motor Co. (South Korea)	1.9
7.	Vale S.A., ADR (Brazil)	1.9
8.	MTN Group Ltd. (South Africa)	1.9
9.	Sasol Ltd. (South Africa)	1.9
10.	AMBEV S.A., ADR (Brazil)	1.8

PORTFOLIO COMPOSITION BY COUNTRY*
China	18.5%
South Korea	18.3
Brazil	13.8
Taiwan	10.7
India	8.7
Russia	7.8
Hong Kong	6.8
South Africa	5.0
Turkey	4.3
Poland	1.6
United Arab Emirates	1.2
Thailand	1.1
Others (each less than 1.0%)	1.0
Short-Term Investment	1.2

*	Percentages indicated are based on total investments as of April 30, 2014. The Fund’s portfolio composition is subject to change.

4	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	2/28/08
Without Sales Charge		(4.57)%	(5.74)%	12.93%	(0.91)%
With Sales Charge**		(9.61)	(10.66)	11.72	(1.77)
CLASS C SHARES	2/28/08
Without CDSC		(4.85)	(6.18)	12.36	(1.40)
With CDSC***		(5.85)	(7.18)	12.36	(1.40)
CLASS R5 SHARES	2/28/08	(4.34)	(5.30)	13.44	(0.46)
SELECT CLASS SHARES	2/28/08	(4.50)	(5.54)	13.19	(0.66)

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (2/28/08 TO 4/30/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on February 28, 2008.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Emerging Economies Fund, the MSCI Emerging Markets Index and the Lipper Emerging Markets Funds Index from February 28, 2008 to April 30, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The performance of the Lipper Emerging Markets Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. The Lipper Emerging Markets Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	5

JPMorgan Emerging Markets Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	-0.62%
Morgan Stanley Capital International (“MSCI”) Emerging Markets Index (net of foreign withholding taxes)	-2.98%

Net Assets as of 4/30/2014 (In Thousands)	$2,675,632

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Markets Equity Fund (the “Fund”) seeks to provide high total return from a portfolio of equity securities from emerging markets issuers.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Institutional Class Shares) posted a negative absolute return but outperformed the MSCI Emerging Markets Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2014. The Fund’s security selection in the financials and telecommunication services sectors helped performance relative to the Benchmark, while security selection in the energy and consumer staples sectors detracted from relative performance.

Individual contributors to relative performance included the Fund’s overweight positions versus the Benchmark in Bank Rakyat Indonesia Persero Tbk PT and Delta Electronics Inc. and its underweight position in OAO Gazprom. Shares of Bank Rakyat, an Indonesian financial services company, rose after the company provided earnings guidance above analysts’ estimates. Shares of Delta Electronics, a Taiwanese manufacturer of power supplies and electrical components, gained on overall strength in the electronics sector in Taiwan. Gazprom, a Russian energy company, came under pressure after Russia’s incursion into Crimea triggered multiple rounds of sanctions from Western nations, pushing the Russian economy toward recession.

Individual detractors from relative performance included the Fund’s overweight positions in Pacific Rubiales Energy Corp., Sun Art Retail Group Ltd. and Magnit OSJC. Shares of Pacific Rubiales, an energy company based in Canada that primarily operates in Colombia, fell on lower-than-expected production in the first quarter of 2014. Shares of Sun Art Retail, a Chinese operator of large retail markets, declined on a general slowdown in China’s economy. Shares of Magnit, a Russian food retailer, declined along with other Russian companies in the wake of sanctions from Western nations.

HOW WAS THE FUND POSITIONED?

The Fund employed an active strategy in which portfolio construction was focused on the highest-conviction ideas found at the security level. The Fund’s portfolio managers used bottom-up fundamental research to determine the Fund’s security weightings against the Benchmark, researching companies in an attempt to determine their underlying value and potential for future earnings growth. As a result of this process, at the end of the reporting period the Fund’s largest overweight position versus the Benchmark was in the consumer discretionary sector and the Fund’s largest underweight position versus the Benchmark was in the information technology sector.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

6	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Housing Development Finance Corp. (India)	3.2%
2.	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	2.6
3.	AIA Group Ltd. (Hong Kong)	2.4
4.	Tata Consultancy Services Ltd. (India)	2.4
5.	ITC Ltd. (India)	2.3
6.	Bidvest Group Ltd. (South Africa)	2.2
7.	MTN Group Ltd. (South Africa)	2.2
8.	Samsung Electronics Co., Ltd. (South Korea)	2.1
9.	Remgro Ltd. (South Africa)	1.9
10.	Shoprite Holdings Ltd. (South Africa)	1.9

PORTFOLIO COMPOSITION BY COUNTRY*
India	16.2%
South Africa	14.3
Brazil	9.4
China	8.1
Thailand	6.9
South Korea	5.8
Hong Kong	5.6
Taiwan	5.4
Indonesia	5.2
Russia	4.3
Turkey	4.2
United Kingdom	3.9
Mexico	2.7
Peru	1.7
Cyprus	1.0
Others (each less than 1.0%)	4.1
Short-Term Investment	1.2

*	Percentages indicated are based on total investments as of April 30, 2014. The Fund’s portfolio composition is subject to change.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	7

JPMorgan Emerging Markets Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	9/28/01
Without Sales Charge		(0.79)%	(2.85)%	10.81%	11.10%
With Sales Charge**		(6.01)	(7.94)	9.61	10.50
CLASS B SHARES	9/28/01
Without CDSC		(1.06)	(3.33)	10.25	10.67
With CDSC***		(6.06)	(8.33)	9.98	10.67
CLASS C SHARES	2/28/06
Without CDSC		(1.03)	(3.36)	10.26	10.55
With CDSC****		(2.03)	(4.36)	10.26	10.55
CLASS R6 SHARES	12/23/13	(0.57)	(2.46)	11.27	11.58
INSTITUTIONAL CLASS SHARES	11/15/93	(0.62)	(2.51)	11.26	11.57
SELECT CLASS SHARES	9/10/01	(0.67)	(2.66)	11.10	11.38

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/04 TO 4/30/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class C Shares prior to its inception date are based on the performance of Class B Shares. The actual returns of Class C Shares would have been similar to those shown because Class C Shares have expenses similar to those of Class B Shares.

Returns for Class R6 Shares prior to its inception date are based on the performance of Institutional Class Shares. The actual returns of R6 Shares would have been different than those shown because R6 Shares have different expenses than Institutional Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Emerging Markets Equity Fund, the MSCI Emerging Markets Index and the Lipper Emerging Markets Funds Index from April 30, 2004 to April 30, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The performance of the Lipper Emerging Markets Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. The Lipper Emerging Markets Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

Because Class B shares automatically convert to Class A shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

JPMorgan Global Equity Income Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	4.00%
Morgan Stanley Capital International (“MSCI”) All Country World Index (net of foreign withholding taxes)	5.28%
MSCI World Index (net of foreign withholding taxes)	6.32%

Net Assets as of 4/30/2014 (In Thousands)	$120,716

INVESTMENT OBJECTIVE**

The JPMorgan Global Equity Income Fund (the “Fund”) seeks to provide both current income and long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Select Class Shares) underperformed both the MSCI All Country World Index (net of foreign withholding taxes) (the “Benchmark”) and the MSCI World Index (net of foreign withholding taxes) for the six months ended April 30, 2014. The Fund’s security selection in the banks, energy and telecommunications sectors detracted from performance relative to the Benchmark. The Fund’s security selection in the insurance, retail and basic industries sectors made a positive contribution to relative performance.

Individual detractors from relative performance included the Fund’s overweight positions versus the Benchmark in Sumitomo Mitsui Financial Group, Australia and New Zealand Bank and Toyota Motor Corp. Shares of Sumitomo Mitsui, a Japanese financial services company, fell amid general weakness in the sector on concerns that an April 1, 2014 increase in Japan’s consumption tax might curb domestic demand and slow the economy. Shares of Australia and New Zealand Bank, an Australian-based regional bank, underperformed following a run-up in share prices in the Australian banking sector. Shares of Toyota, a Japanese auto maker, declined as investors worried that the benefits of a weaker yen may recede.

Individual contributors to relative performance included the Fund’s overweight positions in AstraZeneca PLC, Royal Dutch

Shell PLC and Lorillard Inc. Shares of AstraZeneca, a U.K. drug maker, rose on news of an acquisition offer from U.S. drug maker Pfizer Inc. Shares of Royal Dutch Shell, an Anglo-Dutch energy company, rose on solid first quarter 2014 results and company indications that it would raise its dividend and be more disciplined about allocation of capital. Shares of Lorillard, a U.S. tobacco company, gained amid speculation that rival U.S. tobacco company Reynolds American Inc. was exploring a takeover offer for the company.

HOW THE FUND WAS MANAGED?

The Fund’s portfolio managers employed a bottom-up fundamental approach to security selection, rigorously researching companies in an attempt to determine their underlying value and potential for future growth. The Fund’s portfolio managers looked for dividend yielding equity securities that they believed were undervalued and possessed the long-term earnings power and strong cash flow generation that would enable them to grow their dividends. In addition, the Fund employed futures and currency forwards to help manage cash flows and attempt to keep the Fund’s currency exposure in line with the Benchmark.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	9

JPMorgan Global Equity Income Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2014 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Royal Dutch Shell plc, Class A (Netherlands)	4.0%
2.	Microsoft Corp. (United States)	3.1
3.	ConocoPhillips (United States)	2.3
4.	Seven & I Holdings Co., Ltd. (Japan)	2.0
5.	AstraZeneca plc (United Kingdom)	2.0
6.	Time Warner, Inc. (United States)	2.0
7.	Johnson & Johnson (United States)	1.9
8.	Wells Fargo & Co. (United States)	1.8
9.	Westfield Group (Australia)	1.8
10.	Lorillard, Inc. (United States)	1.8

PORTFOLIO COMPOSITION BY COUNTRY*
United States	39.8%
United Kingdom	10.5
France	7.2
Japan	5.9
Germany	4.7
Netherlands	4.5
Switzerland	4.2
Australia	3.3
Italy	2.2
Norway	1.8
China	1.7
Singapore	1.5
Denmark	1.4
Israel	1.4
Ireland	1.1
Finland	1.1
New Zealand	1.0
Others (each less than 1.0%)	4.8
Short-Term Investment	1.9

*	Percentages indicated are based on total investments as of April 30, 2014. The Fund’s portfolio composition is subject to change.

10	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	2/28/11
Without Sales Charge		3.91%	10.60%	6.60%	7.45%
With Sales Charge**		(1.52)	4.79	4.70	5.64
CLASS C SHARES	2/28/11
Without CDSC		3.60	9.96	6.06	6.89
With CDSC***		2.60	8.96	6.06	6.89
CLASS R2 SHARES	2/28/11	3.71	10.23	6.31	7.16
CLASS R5 SHARES	2/28/11	4.11	11.02	7.06	7.92
SELECT CLASS SHARES	2/28/11	4.00	10.88	6.85	7.71

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (2/28/11 TO 4/30/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on February 28, 2011.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Global Equity Income Fund, the MSCI All Country World Index, the MSCI World Index and the Lipper Global Equity Income Funds Index from February 28, 2011 to April 30, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI All Country World Index and the MSCI World Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper Global Equity Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Lipper Global Equity Income Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

As of February 28, 2014, the Fund changed its benchmark to more closely align its primary benchmark with its investment strategies. Prior to February 28, 2014, the Fund’s benchmark was the MSCI World Index.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	11

JPMorgan Global Research Enhanced Index Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	6.81%
Morgan Stanley Capital International (“MSCI”) World Index (net of foreign withholding taxes)[1]	6.32%

Net Assets as of 4/30/2014 (In Thousands)	$3,053,433

INVESTMENT OBJECTIVE**

The JPMorgan Global Research Enhanced Index Fund (the “Fund”) seeks to provide long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Select Class Shares) outperformed the MSCI World Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2014. The Fund’s overall security selection helped performance during the period, with security selection in the transportation & consumer cyclical sector and in the health care sector among the leading contributors to performance relative to the Benchmark. The Fund’s cash position and security selection in the industrial cyclical sector detracted from relative performance.

Due to the Fund’s holdings of a relatively large number of securities during the period, the impact of individual holdings on the Fund’s relative performance tended to be small.

HOW WAS THE FUND POSITIONED?

The Fund sought to outperform the Benchmark over time, while seeking to achieve sector, geographic and risk characteristics similar to that of the Benchmark. In implementing this strategy, the Fund’s portfolio managers primarily invested in securities included within the universe of the Benchmark that they considered undervalued, while modestly underweighting or not holding securities in the Benchmark that they considered overvalued. During the reporting period, the Fund’s portfolio managers used exchange-traded funds and futures to help manage cash flows.

1	MSCI World Index is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

12	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Apple, Inc. (United States)	1.6%
2.	Exxon Mobil Corp. (United States)	1.5
3.	Johnson & Johnson (United States)	1.1
4.	Microsoft Corp. (United States)	1.1
5.	Wells Fargo & Co. (United States)	1.0
6.	Procter & Gamble Co. (The) (United States)	0.9
7.	Nestle S.A. (Switzerland)	0.9
8.	Verizon Communications, Inc. (United States)	0.8
9.	Roche Holding AG (Switzerland)	0.8
10.	Merck & Co., Inc. (United States)	0.7

PORTFOLIO COMPOSITION BY COUNTRY*
United States	51.4%
United Kingdom	7.8
Japan	6.8
Switzerland	4.6
Germany	3.9
France	3.6
Canada	3.3
Australia	2.7
Netherlands	1.7
Spain	1.1
Italy	1.0
Ireland	1.0
Others (each less than 1.0%)	4.7
Short-Term Investment	6.4

*	Percentages indicated are based on total investments as of April 30, 2014. The Fund’s portfolio composition is subject to change.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	13

JPMorgan Global Research Enhanced Index Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	2/28/13
Without Sales Charge		6.73%	17.14%	19.67%
With Sales Charge**		1.13	11.03	14.27
CLASS C SHARES	2/28/13
Without CDSC		6.40	16.59	19.05
With CDSC***		5.40	15.59	19.05
CLASS R2 SHARES	2/28/13	6.60	16.87	19.36
SELECT CLASS SHARES	2/28/13	6.81	17.50	19.98

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (2/28/13 TO 4/30/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on February 28, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Global Research Enhanced Index Fund, the MSCI World Index and the Lipper Global Large-Cap Core Funds Index from February 28, 2013 to April 30, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI World Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Global Large-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Lipper Global Large-Cap Core Funds Index is an index based on the total returns of certain mutuals funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

14	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

JPMorgan International Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	2.50%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (net of foreign withholding taxes)	4.44%

Net Assets as of 4/30/2014 (In Thousands)	$2,442,411

INVESTMENT OBJECTIVE**

The JPMorgan International Equity Fund (the “Fund”) seeks total return from long-term capital growth and income. Total return consists of capital growth and current income.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Select Class Shares) underperformed the MSCI EAFE Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2014. The Fund’s security selection in the consumer discretionary and industrials sectors and its exposure to emerging markets, most notably China, detracted from performance relative to the Benchmark. The Fund’s security selection in the materials sector and its underweight position in Japan helped relative performance.

Individual detractors from the Fund’s relative performance included its overweight positions in Standard Chartered PLC and CNOOC Ltd. and its underweight position in AstraZeneca PLC. Shares of Standard Chartered, a U.K. bank that derives significant earnings from emerging markets, fell as higher costs and slowing growth in a number of emerging economies resulted in a decline in operating profit. Shares of CNOOC, a Chinese energy company that was not held in the Benchmark, slumped on disappointing output growth projections for 2014 and general weakness in Chinese share prices. Shares of AstraZeneca, a U.K. pharmaceutical company that was not held by the Fund, rose on a buyout offer from U.S. drug maker Pfizer Inc.

Individual contributors to the Fund’s relative performance included the Fund’s overweight positions in Lafarge SA, Royal Dutch Shell and Teva Pharmaceutical Industries Ltd. Shares of Lafarge, a French building materials manufacturer, surged on news that the company planned to merge with rival Holcim Ltd., a Swiss building materials company. Shares of Royal Dutch Shell, the Anglo-Dutch integrated energy company, gained as the company announced higher-than-expected earnings and unveiled plans to scale back capital expenditures, cut costs and raise dividends. Teva, an Israeli drug company, rallied as management promised to cut costs and investors speculated the company would become involved in mergers and acquisitions activity that was sweeping through the health care sector.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection to build a portfolio of international equities. They used bottom-up fundamental research to identify what they believed were attractively priced securities of well-managed companies with the potential to grow their earnings faster than their industry peers.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Royal Dutch Shell plc, Class A (Netherlands)	3.1%
2.	HSBC Holdings plc (United Kingdom)	2.2
3.	BG Group plc (United Kingdom)	2.0
4.	Nestle S.A. (Switzerland)	2.0
5.	Novartis AG (Switzerland)	1.9
6.	Roche Holding AG (Switzerland)	1.9
7.	UBS AG (Switzerland)	1.8
8.	Toyota Motor Corp. (Japan)	1.8
9.	Barclays plc (United Kingdom)	1.7
10.	Prudential plc (United Kingdom)	1.7

PORTFOLIO COMPOSITION BY COUNTRY***
United Kingdom	22.3%
Japan	15.5
Switzerland	13.8
France	13.4
Germany	8.9
Netherlands	6.4
Hong Kong	3.6
China	2.3
Australia	1.9
South Korea	1.8
Belgium	1.7
Sweden	1.0
Others (each less than 1.0%)	3.7
Short-Term Investment	3.7

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2014. The Fund’s portfolio composition is subject to change.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	15

JPMorgan International Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	2/28/02
Without Sales Charge		2.38%	10.18%	12.87%	6.34%
With Sales Charge**		(2.98)	4.39	11.66	5.77
CLASS B SHARES	2/28/02
Without CDSC		2.17	9.71	12.29	5.87
With CDSC***		(2.83)	4.71	12.04	5.87
CLASS C SHARES	1/31/03
Without CDSC		2.11	9.61	12.26	5.77
With CDSC****		1.11	8.61	12.26	5.77
CLASS R2 SHARES	11/3/08	2.21	9.87	12.97	6.18
CLASS R5 SHARES	5/15/06	2.64	10.73	13.46	6.78
CLASS R6 SHARES	11/30/10	2.59	10.71	13.48	6.79
SELECT CLASS SHARES	1/1/97	2.50	10.49	13.17	6.62

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/04 TO 4/30/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 Shares prior to its inception date are based on the performance of Class A Shares. The actual returns of R2 Shares would have been lower than those shown because R2 Shares have higher expenses than Class A Shares.

Returns for Class R5 Shares prior to its inception date are based on the performance of Select Class Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan International Equity Fund, the MSCI EAFE Index and the Lipper International Large-Cap Core Funds Index from April 30, 2004 to April 30, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Large-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper International Large-Cap Core Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

16	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	17

JPMorgan International Equity Index Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	4.90%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) GDP Index[1]	4.92%

Net Assets as of 4/30/2014 (In Thousands)	$635,710

INVESTMENT OBJECTIVE**

The JPMorgan International Equity Index Fund (the “Fund”) seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the MSCI EAFE Gross Domestic Product (“GDP”) Index (the “Benchmark”).

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Select Class Shares) modestly underperformed the Benchmark for the six months ended April 30, 2014. The Fund’s exposure to emerging market stocks, which are not held in the Benchmark, drove the Fund’s relative underperformance as emerging market stocks underperformed international developed markets stocks during the reporting period.

The Fund’s strategy is not a full replication approach. The Fund seeks to achieve a correlation of 0.90 with the Benchmark, without taking into account the Fund’s expenses. Perfect correlation would be 1.00. The tracking error (a measure of how closely the return of a portfolio follows the return of an index to which it is benchmarked) of this strategy during the reporting period can be attributed to not owning all the names in the Benchmark and the Fund’s exposure to emerging market stocks.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers constructed the Fund with country weightings based primarily on gross domestic product. The portfolio managers modestly overweighted securities (relative to the Benchmark) that they believed were the most attractive, based on fundamental valuation analysis, and modestly underweighted or did not hold securities that they found less attractive.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Eni S.p.A. (Italy)	1.9%
2.	Banco Santander S.A. (Spain)	1.6
3.	Bayer AG (Germany)	1.5
4.	Siemens AG (Germany)	1.2
5.	SAP AG (Germany)	1.2
6.	BASF SE (Germany)	1.2
7.	Total S.A. (France)	1.2
8.	Allianz SE (Germany)	1.1
9.	Anheuser-Busch InBev N.V. (Belgium)	1.1
10.	Intesa Sanpaolo S.p.A. (Italy)	1.0

PORTFOLIO COMPOSITION BY COUNTRY***
Japan	18.5%
Germany	13.7
France	9.1
Italy	8.4
United Kingdom	8.1
Spain	6.3
Australia	4.7
Netherlands	3.6
Switzerland	3.0
Belgium	2.3
Sweden	1.6
Norway	1.4
Austria	1.4
Finland	1.4
Portugal	1.3
Denmark	1.2
Hong Kong	1.1
Others (each less than 1.0%)	10.8
Short-Term Investment	2.1

1	MSCI EAFE Gross Domestic Product (“GDP”) Index is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2014. The Fund’s portfolio composition is subject to change.

18	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	4/23/93
Without Sales Charge		4.73%	14.45%	12.20%	6.63%
With Sales Charge**		(0.75)	8.47	10.99	6.06
CLASS B SHARES	1/14/94
Without CDSC		4.53	13.96	11.47	6.01
With CDSC***		(0.47)	8.96	11.21	6.01
CLASS C SHARES	11/4/97
Without CDSC		4.51	13.95	11.46	5.90
With CDSC****		3.51	12.95	11.46	5.90
CLASS R2 SHARES	11/3/08	4.64	14.26	11.93	6.36
SELECT CLASS SHARES	10/28/92	4.90	14.78	12.50	6.90

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/04 To 4/30/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 Shares prior to its inception date are based on the performance of Select Class Shares. Class R2 Shares performance has been adjusted to reflect the difference in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan International Equity Index Fund, the MSCI EAFE GDP Index and the Lipper International Multi-Cap Core Funds Index from April 30, 2004 to April 30, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE GDP Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Multi-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees.

These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE GDP Index is a country weighted index that is designed to measure the size of developed market economies, excluding the U.S. & Canada. The Lipper International Multi-Cap Core Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside of the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	19

JPMorgan International Equity Index Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2014 (Unaudited) (continued)

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

20	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

JPMorgan International Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	2.78%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (net of foreign withholding taxes)	4.44%

Net Assets as of 4/30/2014 (In Thousands)	$1,819,844

INVESTMENT OBJECTIVE**

The JPMorgan International Opportunities Fund (the “Fund”) seeks to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, emerging markets.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Institutional Class Shares) underperformed the MSCI EAFE Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2014. The Fund’s security selection in the banks, energy and property sectors detracted from performance relative to the Benchmark, while stock selection in the health care, basic industries and autos sectors made a positive contribution to relative performance.

Individual detractors from the Fund’s relative performance included the Fund’s overweight positions in Japanese financial services companies Orix Corp., Mitsubishi UFJ Financial Group and Nomura Holdings. Japanese financial services companies generally fared poorly during the period amid concerns that an increase in Japan’s consumption tax, which took effect April 1, 2014, might curb domestic demand and possibly cause the Japanese economy to stall.

Individual contributors to the Fund’s relative performance included the Fund’s overweight positions in Valeo SA,

Continental AG and InterContinental Hotels Group PLC. Valeo SA and Continental AG are European auto parts producers. Both stocks rallied amid signs the European auto market may have bottomed and given expectations that demand might rise modestly in 2014. InterContinental Hotels Group PLC is a UK-based hotel operator. Its shares rose as economic recovery in the U.S. and continued growth in Asia, Africa and the Mideast continued to fuel company earnings.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up fundamental approach to security selection, seeking to identify what they believed were the most attractive investment opportunities within each sector. The Fund’s portfolio managers looked for securities that they believed possessed an attractive valuation signal (as measured by a proprietary dividend discount model) and a timely catalyst that would enable the security to realize its inherent value.

In addition, the Fund employed futures and currency forwards to help manage cash flows and the Fund’s currency exposure.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	21

JPMorgan International Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2014 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Roche Holding AG (Switzerland)	3.1%
2.	Royal Dutch Shell plc, Class A (Netherlands)	2.7
3.	Novartis AG (Switzerland)	2.6
4.	Bayer AG (Germany)	2.6
5.	HSBC Holdings plc (United Kingdom)	2.3
6.	Unilever N.V., CVA (Netherlands)	2.0
7.	Schneider Electric S.A. (France)	1.9
8.	British American Tobacco plc (United Kingdom)	1.8
9.	BASF SE (Germany)	1.8
10.	Prudential plc (United Kingdom)	1.8

PORTFOLIO COMPOSITION BY COUNTRY*
Japan	19.9%
United Kingdom	17.7
France	13.9
Switzerland	10.7
Germany	10.3
Netherlands	7.2
Denmark	2.8
Sweden	2.0
Australia	2.0
Hong Kong	1.9
South Korea	1.4
Finland	1.3
Belgium	1.3
Canada	1.2
Norway	1.1
China	1.1
Ireland	1.1
Short-Term Investment	3.1

*	Percentages indicated are based on total investments as of April 30, 2014. The Fund’s portfolio composition is subject to change.

22	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	9/10/01
Without Sales Charge		2.51%	11.90%	12.81%	6.63%
With Sales Charge**		(2.84)	6.06	11.61	6.06
CLASS B SHARES	9/10/01
Without CDSC		2.35	11.39	12.27	6.20
With CDSC***		(2.65)	6.39	12.02	6.20
CLASS C SHARES	7/31/07
Without CDSC		2.28	11.33	12.26	6.10
With CDSC****		1.28	10.33	12.26	6.10
CLASS R6 SHARES	11/30/10	2.81	12.49	13.38	7.19
INSTITUTIONAL CLASS SHARES	2/26/97	2.78	12.38	13.31	7.16
SELECT CLASS SHARES	9/10/01	2.65	12.12	13.10	6.93

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/04 TO 4/30/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class C Shares prior to its inception date are based on the performance of Class B Shares. The actual returns of Class C Shares would have been similar to those shown because Class C Shares have expenses similar to those of Class B Shares.

Returns for Class R6 Shares prior to its inception date are based on the performance of Institutional Class Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Institutional Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan International Opportunities Fund, the MSCI EAFE Index and the Lipper International Large-Cap Core Funds Index from April 30, 2004 to April 30, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Large-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper International Large-Cap Core Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	23

JPMorgan International Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2014 (Unaudited) (continued)

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

Because Class B shares automatically convert to Class A shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

24	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

JPMorgan International Unconstrained Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED April 30, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-0.03%
Morgan Stanley Capital International (“MSCI”) All Country World Index, ex-U.S. (net of foreign withholding taxes)	2.91%
MSCI Europe, Australasia and Far East (“EAFE”) Index (net of foreign withholding taxes)	4.44%

Net Assets as of 4/30/2014 (In Thousands)	$4,460

INVESTMENT OBJECTIVE**

The JPMorgan International Unconstrained Equity Fund (the “Fund”) seeks to provide long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Select Class Shares) underperformed the MSCI All Country World Index, ex-U.S. (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2014. For the same period, the Fund underperformed the MSCI EAFE Index (net of foreign withholding taxes), which had been the Fund’s primary benchmark until February 28, 2014. The Fund’s security selection in the financials and information technology sectors and its exposure to emerging markets detracted from performance relative to the Benchmark, while security selection in the health care and consumer discretionary sectors made a positive contribution to relative performance.

Individual detractors from the Fund’s relative performance included its overweight positions versus the Benchmark in Partnership Assurance Group PLC, Sberbank Russia and Orix Corp. Shares of Partnership Assurace Group, a U.K. specialty insurer, weakened after the U.K. government scrapped rules that would have effectively required retirees to buy annuities with their pension funds. Shares of Sberbank, Russia’s largest bank, came under pressure after Russia’s incursion into Crimea triggered multiple rounds of sanctions from Western nations, pushing the Russian economy toward recession. Shares of Orix, a Japanese financial services company, declined along with the broader Japanese financial sector amid concerns that an

April 1, 2014 increase in Japan’s consumption tax could curb domestic demand and slow economic growth.

Individual contributors to the Fund’s relative performance included its overweight positions in Shire PLC, Fresenius Se & Co. and Samsonite International SA. Shares of Shire, an Irish specialty drug maker, gained on expectations that the company will participate in the global wave of acquisitions and merger activity sweeping through the pharmaceuticals industry. Shares of Fresenius, a German medical services provider, rose after the company raised its dividend and forecast 12-15% sales growth for fiscal 2014. Shares of Samsonite International, a Luxembourg luggage manufacturer, gained after the company reported strong profit growth and expansion in its U.S. business.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on stock selection to build a portfolio of international equities. They used bottom-up fundamental research to identify what they believed were attractively priced stocks of well-managed companies with the potential to grow their earnings faster than their industry peers.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	25

JPMorgan International Unconstrained Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2014 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Cheung Kong Holdings Ltd. (Hong Kong)	3.5%
2.	UBS AG (Switzerland)	3.2
3.	Cie Financiere Richemont S.A. (Switzerland)	3.2
4.	Standard Chartered plc (United Kingdom)	3.1
5.	Roche Holding AG (Switzerland)	3.1
6.	Home Retail Group plc (United Kingdom)	3.1
7.	Akzo Nobel N.V. (Netherlands)	3.0
8.	Accor S.A. (France)	3.0
9.	AXA S.A. (France)	2.9
10.	International Consolidated Airlines Group S.A. (United Kingdom)	2.9

PORTFOLIO COMPOSITION BY COUNTRY*
United Kingdom	22.4%
Switzerland	12.1
Japan	11.4
France	10.7
Germany	10.4
Netherlands	7.1
Canada	4.2
South Korea	4.2
China	3.9
Hong Kong	3.5
Ireland	2.6
India	2.4
United States	2.3
Sweden	1.5
Russia	1.3

*	Percentages indicated are based on total investments as of April 30, 2014. The Fund’s portfolio composition is subject to change.

26	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	11/30/11
Without Sales Charge		(0.16)%	10.34%	15.14%
With Sales Charge**		(5.40)	4.56	12.60
CLASS C SHARES	11/30/11
Without CDSC		(0.43)	9.75	14.54
With CDSC ***		(1.43)	8.75	14.54
CLASS R2 SHARES	11/30/11	(0.32)	10.02	14.83
CLASS R5 SHARES	11/30/11	0.05	10.81	15.64
CLASS R6 SHARES	11/30/11	0.09	10.86	15.70
SELECT CLASS SHARES	11/30/11	(0.03)	10.58	15.41

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (11/30/11 To 4/30/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on November 30, 2011.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan International Unconstrained Equity Fund, the MSCI EAFE Index, the MSCI All Country World Index, ex-U.S. and the Lipper International Multi-Cap Core Funds Index from November 30, 2011 to April 30, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI All Country World Index, ex-U.S. and the MSCI EAFE Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Multi-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI All Country World Index, ex-U.S. is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. The MSCI EAFE

Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper International Multi-Cap Core Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception date of the Fund and through May 30, 2013, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	27

JPMorgan International Value Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	2.13%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Value Index (net of foreign withholding taxes)	5.53%

Net Assets as of 4/30/2014 (In Thousands)	$3,765,433

INVESTMENT OBJECTIVE**

The JPMorgan International Value Fund (the “Fund”) seeks to provide high total return from a portfolio of foreign company equity securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Institutional Class Shares) underperformed the MSCI EAFE Value Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2014. The Fund’s security selection in the banks and energy sectors detracted from performance relative to the Benchmark, while security selection in the basic industries and health care sectors made a positive contribution to relative performance.

Individual detractors from relative performance included the Fund’s overweight positions in Toyota Motor Corp., Mitsubishi UFJ Financial Group and Nomura Holdings Inc. Shares of Toyota, a Japanese automaker that is not in the Benchmark, pulled back amid concerns that the company would no longer benefit from the positive impact of a weaker yen on exports. Shares of Mitsubishi UFJ and Nomura, both Japanese financial services companies, came under pressure from concerns that an increase in Japan’s consumption tax, which took effect April 1, 2014, may curb domestic demand.

Individual contributors to the Fund’s relative performance included the Fund’s overweight positions in Lafarge SA, and out-of-Benchmark companies Danske Bank AS and InterContinental Hotels Group PLC. Shares of Lafarge, a French

building materials manufacturer, surged on news that the company plans to merge with rival Holcim Ltd., a Swiss building materials company. Shares of Danske Bank, a Danish bank, gained as the company unveiled plans to pay its first dividend since 2007. Shares of InterContinental Hotels, a U.K.-based hotel operator, rose amid the economic recovery in the U.S. and continued growth in Asia, Africa and the Mideast fueled earnings.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up fundamental approach to security selection, seeking to identify what they believed were the most attractive value investment opportunities within each sector. The Fund’s portfolio managers looked for securities that they believed possessed an attractive valuation signal (as measured by a proprietary dividend discount model) and a timely catalyst that would enable the securities to realize its inherent value.

In addition, the Fund employed futures and currency forwards to help manage cash flows and currency exposure.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

28	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	HSBC Holdings plc (United Kingdom)	2.8%
2.	Royal Dutch Shell plc, Class A (Netherlands)	2.7
3.	Vodafone Group plc (United Kingdom)	2.6
4.	BNP Paribas S.A. (France)	2.4
5.	Bayer AG (Germany)	2.3
6.	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.3
7.	Novartis AG (Switzerland)	2.3
8.	Daimler AG (Germany)	2.2
9.	Cie de St-Gobain (France)	2.1
10.	BASF SE (Germany)	2.0

PORTFOLIO COMPOSITION BY COUNTRY*
United Kingdom	20.0%
Japan	19.7
France	16.6
Germany	10.0
Switzerland	6.5
Netherlands	5.3
Italy	3.6
Hong Kong	2.4
Spain	1.9
Australia	1.9
Sweden	1.6
South Korea	1.6
Belgium	1.4
Norway	1.3
Denmark	1.0
Finland	1.0
Others (each less than 1.0%)	2.0
Short-Term Investment	2.2

*	Percentages indicated are based on total investments as of April 30, 2014. The Fund’s portfolio composition is subject to change.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	29

JPMorgan International Value Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	9/28/01
Without Sales Charge		1.95%	10.72%	12.54%	7.34%
With Sales Charge**		(3.39)	4.88	11.32	6.77
CLASS B SHARES	9/28/01
Without CDSC		1.65	10.18	11.98	6.91
With CDSC***		(3.35)	5.18	11.72	6.91
CLASS C SHARES	7/11/06
Without CDSC		1.69	10.21	11.96	6.81
With CDSC****		0.69	9.21	11.96	6.81
CLASS R2 SHARES	11/3/08	1.85	10.53	12.25	7.20
CLASS R6 SHARES	11/30/10	2.17	11.27	13.06	7.84
INSTITUTIONAL CLASS SHARES	11/4/93	2.13	11.22	12.99	7.80
SELECT CLASS SHARES	9/10/01	2.08	11.07	12.81	7.60

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/04 TO 4/30/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class C Shares prior to its inception date are based on the performance of Class B Shares. The actual returns of Class C Shares would have been similar to those shown because Class C Shares have expenses similar to those of Class B Shares.

Returns for Class R2 Shares prior to its inception date are based on the performance of Class A Shares. The actual returns of R2 Shares would have been lower than those shown because R2 Shares have higher expenses than Class A Shares.

Returns for Class R6 Shares prior to its inception date are based on the performance of Institutional Class Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Institutional Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan International Value Fund, the MSCI EAFE Value Index and the Lipper International Large-Cap Value Funds Average from April 30, 2004 to April 30, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Large-Cap Value Funds Average includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Value Index is a free float-adjusted market capitalization weighted index that is designed to measure the performance of value-oriented stocks in the world’s equity markets, excluding the U.S. and Canada. Investors cannot invest directly in an index. The Lipper International Large-Cap Value Funds Average is an average based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper, Inc.

30	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

Because Class B shares automatically convert to Class A shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	31

JPMorgan Intrepid International Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	4.35%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (net of foreign withholding taxes)	4.44%

Net Assets as of 4/30/2014 (In Thousands)	$807,199

INVESTMENT OBJECTIVE**

The JPMorgan Intrepid International Fund (the “Fund”) seeks to maximize long-term capital growth by investing primarily in equity securities in developed markets outside the U.S.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Institutional Class Shares) underperformed the MSCI EAFE Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2014. The Fund’s portfolio managers attempted to construct the Fund so that security selection and style factors (i.e., growth and value characteristics) would be the primary drivers of returns.

During the reporting period, securities exhibiting the growth characteristics targeted by the Fund (high earnings momentum and high medium-term price momentum) generally underperformed the broader market. However, securities exhibiting the value characteristics targeted by the Fund (low price-to-book and low price-to-earnings ratios) generally outperformed the broader market. The Fund’s security selection in the financials sector and its allocation to cash detracted from performance relative to the Benchmark, while security selection in the utilities and health care sectors made a positive contribution to relative performance.

The Fund targeted collections of companies that exhibited specific growth and/or value characteristics during the period. The Fund held a range of 150 to 250 securities during the period. Consequently, the impact of any individual name on the Fund’s overall performance tended to be small.

HOW WAS THE FUND POSITIONED?

The Fund’s strategy was rooted in the notion that investor behavior is influenced by human emotion and this influence gives rise to persistent growth and value anomalies within the market. During the reporting period, the Fund’s portfolio managers sought to exploit these anomalies by utilizing a series of style screens designed to identify securities with attractive growth and/or value characteristics, targeting names that they believed possessed high earnings momentum, strong price momentum, low price-to-book ratios and low price-to-earnings ratios.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

32	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Royal Dutch Shell plc, Class B (Netherlands)	2.3%
2.	Roche Holding AG (Switzerland)	1.9
3.	Novartis AG (Switzerland)	1.8
4.	BP plc (United Kingdom)	1.6
5.	Total S.A. (France)	1.6
6.	BHP Billiton Ltd. (Australia)	1.6
7.	Bayer AG (Germany)	1.5
8.	Toyota Motor Corp. (Japan)	1.3
9.	Nestle S.A. (Switzerland)	1.3
10.	British American Tobacco plc (United Kingdom)	1.2

PORTFOLIO COMPOSITION BY COUNTRY*
United Kingdom	17.2%
Japan	16.3
France	11.5
Switzerland	10.7
Germany	9.8
Australia	6.7
Netherlands	4.6
Spain	3.2
Sweden	2.8
Hong Kong	2.2
Finland	2.1
Belgium	1.5
Ireland	1.3
Italy	1.2
Norway	1.1
Others (each less than 1.0%)	4.0
Short-Term Investment	3.8

*	Percentages indicated are based on total investments as of April 30, 2014. The Fund’s portfolio composition is subject to change.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	33

JPMorgan Intrepid International Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	4/30/01
Without Sales Charge		4.12%	13.84%	13.30%	5.67%
With Sales Charge**		(1.37)	7.88	12.08	5.11
CLASS C SHARES	2/28/06
Without CDSC		3.86	13.30	12.74	5.25
With CDSC ***		2.86	12.30	12.74	5.25
CLASS R2 SHARES	11/3/08	3.97	13.59	13.04	5.53
INSTITUTIONAL CLASS SHARES	4/30/01	4.35	14.42	13.88	6.21
SELECT CLASS SHARES	2/28/06	4.27	14.17	13.61	6.01

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/04 TO 04/30/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class C and Class R2 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns for Class C and Class R2 Shares would have been lower than those shown because Class C and Class R2 Shares have higher expenses than Class A Shares.

Returns for Select Class Shares prior to its inception date are based on the performance of Institutional Class Shares. The actual returns for Select Class Shares would have been lower than those shown because Select Class Shares have higher expenses than Institutional Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Intrepid International Fund, the MSCI EAFE Index and the Lipper International Multi-Cap Core Funds Index from April 30, 2004 to April 30, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Multi-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper International Multi-Cap Core Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

34	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 97.3%
	Brazil — 13.4%
2,438	AMBEV S.A., ADR (m)	17,676
958	Banco do Brasil S.A. (m)	10,088
213	Cia Brasileira de Distribuicao Grupo Pao de Acucar (Preference Shares), ADR (m)	10,119
1,236	Embraer S.A. (m)	10,650
1,108	Even Construtora e Incorporadora S.A. (a) (m)	3,601
265	Ez Tec Empreendimentos e Participacoes S.A. (a) (m)	3,226
1,417	Itau Unibanco Holding S.A. (Preference Shares), ADR (m)	23,177
353	Kroton Educacional S.A. (m)	7,502
537	Petroleo Brasileiro S.A., ADR (m)	7,459
381	Porto Seguro S.A. (m)	5,591
570	Sul America S.A. (m)	4,139
505	Telefonica Brasil S.A., ADR (m)	10,697
1,423	Vale S.A., ADR (m)	18,809

		132,734

	China — 18.2%
2,051	Anta Sports Products Ltd. (m)	3,006
28	Baidu, Inc., ADR (a) (m)	4,302
37,554	Bank of China Ltd., Class H (m)	16,546
30,552	China Construction Bank Corp., Class H (m)	21,153
5,936	China Merchants Bank Co., Ltd., Class H (m)	10,636
3,474	China Oilfield Services Ltd., Class H (m)	8,329
18,265	China Petroleum & Chemical Corp., Class H (m)	16,215
10,594	CNOOC Ltd. (m)	17,510
6,220	Coolpad Group Ltd. (m)	2,700
2,128	Great Wall Motor Co., Ltd., Class H (m)	9,679
3,218	Guangzhou R&F Properties Co., Ltd., Class H (m)	4,216
1,492	Haitian International Holdings Ltd. (m)	3,006
33,803	Industrial & Commercial Bank of China Ltd., Class H (m)	20,198
10,332	Lenovo Group Ltd. (m)	11,774
121	NetEase, Inc., ADR (m)	8,255
131	Perfect World Co., Ltd., ADR (m)	2,432
1,183	Ping An Insurance Group Co. of China Ltd., Class H (m)	8,780
39	Sohu.com, Inc. (a) (m)	2,141
1,963	Weichai Power Co., Ltd., Class H (m)	6,858
104	WuXi PharmaTech Cayman, Inc., ADR (a) (m)	3,531

		181,267

	Greece — 0.4%
259	OPAP S.A. (m)	4,139

	Hong Kong — 6.7%
6,600	Anxin-China Holdings Ltd. (m)	1,040

SHARES	SECURITY DESCRIPTION	VALUE($)

	Hong Kong — continued
2,696	Chaoda Modern Agriculture Holdings Ltd. (a) (i)	—
2,381	China Mobile Ltd. (m)	22,659
6,776	China Resources Cement Holdings Ltd. (m)	4,717
8,356	China Unicom Hong Kong Ltd. (m)	12,810
13,610	Geely Automobile Holdings Ltd. (m)	4,731
18,700	REXLot Holdings Ltd. (m)	1,984
2,267	Shenzhen International Holdings Ltd. (m)	2,757
3,190	SJM Holdings Ltd. (m)	8,874
8,232	Skyworth Digital Holdings Ltd. (m)	3,949
4,760	Truly International Holdings Ltd. (m)	3,218

		66,739

	Hungary — 0.4%
220	Richter Gedeon Nyrt. (m)	3,771

	India — 8.6%
1,469	Apollo Tyres Ltd. (m)	3,889
1,293	Cairn India Ltd. (m)	7,190
356	HCL Technologies Ltd. (m)	8,278
1,011	Housing Development Finance Corp. (m)	15,074
279	Infosys Ltd., ADR (m)	14,981
1,997	Oil & Natural Gas Corp., Ltd. (m)	10,782
276	Oil India Ltd. (m)	2,185
228	Punjab National Bank (m)	3,037
917	Rural Electrification Corp. Ltd. (m)	3,621
306	Tata Motors Ltd., ADR (m)	11,440
1,133	UPL Ltd. (m)	5,046

		85,523

	Mexico — 0.0% (g)
56	Compartamos S.A.B. de C.V. (m)	99

	Netherlands — 0.2%
256	VimpelCom Ltd., ADR (m)	2,153

	Poland — 1.6%
762	PGE S.A. (m)	5,297
76	Powszechny Zaklad Ubezpieczen S.A. (m)	10,771

		16,068

	Russia — 7.7%
2,296	Aeroflot - Russian Airlines OJSC (m)	3,282
276	CTC Media, Inc. (m)	2,392
289	Lukoil OAO, ADR (m)	15,294
350	MegaFon OAO, Reg. S, GDR (m)	9,122
199	Mobile Telesystems OJSC (m)	1,445
519	Mobile Telesystems OJSC, ADR (m)	8,694
1,598	Rosneft OAO, Reg. S, GDR (m)	10,046
227	Sberbank of Russia (a) (m)	463

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	35

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Russia — continued
1,863	Sberbank of Russia, ADR (a) (m)	15,696
299	Tatneft OAO, ADR (m)	10,301

		76,735

	South Africa — 4.9%
234	Imperial Holdings Ltd. (m)	4,361
927	MTN Group Ltd. (m)	18,602
328	Sasol Ltd. (m)	18,388
1,430	Steinhoff International Holdings Ltd. (m)	7,430

		48,781

	South Korea — 18.1%
19	GS Home Shopping, Inc. (m)	4,377
91	Halla Visteon Climate Control Corp. (m)	3,810
160	Hankook Tire Co., Ltd. (m)	9,300
85	Hyundai Motor Co. (m)	18,901
247	Kia Motors Corp. (m)	13,722
166	KT&G Corp. (m)	13,268
19	LG Hausys Ltd. (m)	3,372
104	LIG Insurance Co., Ltd. (m)	3,049
40	Mando Corp. (m)	4,771
188	Partron Co. Ltd. (m)	2,557
40	Samsung Electronics Co., Ltd. (m)	52,127
35	SK C&C Co. Ltd. (m)	4,804
55	SK Holdings Co., Ltd. (m)	9,783
254	SK Hynix, Inc. (a) (m)	9,918
52	SK Telecom Co., Ltd. (m)	10,684
551	Wonik IPS Co. Ltd. (a) (m)	5,518
880	Woori Finance Holdings Co., Ltd. (a) (m)	9,919

		179,880

	Taiwan — 10.5%
10,452	Advanced Semiconductor Engineering, Inc. (m)	12,171
1,452	Catcher Technology Co., Ltd. (m)	12,260
1,300	Chicony Electronics Co., Ltd. (m)	3,387
2,111	Chipbond Technology Corp. (m)	3,616
4,999	Compeq Manufacturing Co., Ltd. (m)	3,278
2,430	Coretronic Corp. (m)	2,902
5,104	Inventec Corp. (m)	4,706
2,035	Kenda Rubber Industrial Co., Ltd. (m)	4,734
3,147	Lite-On Technology Corp. (m)	4,815
3,476	Pou Chen Corp. (m)	4,426
1,776	Radiant Opto-Electronics Corp. (m)	7,160
1,519	Realtek Semiconductor Corp. (m)	4,336
181	Silicon Motion Technology Corp., ADR (m)	2,995
749	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	15,049

SHARES	SECURITY DESCRIPTION	VALUE($)

	Taiwan — continued
3,633	Teco Electric and Machinery Co., Ltd. (m)	3,951
3,349	Vanguard International Semiconductor Corp. (m)	4,589
2,218	Wistron NeWeb Corp. (m)	5,182
1,728	Zhen Ding Technology Holding Ltd. (m)	5,018

		104,575

	Thailand — 1.1%
2,086	PTT Exploration & Production PCL, NVDR (m)	10,294

	Turkey — 4.3%
541	Arcelik A.S. (m)	3,343
4,684	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. (m)	6,150
1,648	Enka Insaat ve Sanayi A.S. (m)	5,010
4,004	Eregli Demir ve Celik Fabrikalari TAS (m)	5,572
204	Ford Otomotiv Sanayi A.S. (a) (m)	2,304
439	TAV Havalimanlari Holding A.S. (m)	3,526
617	Tofas Turk Otomobil Fabrikasi A.S. (m)	3,786
250	Tupras Turkiye Petrol Rafinerileri A.S. (m)	5,648
2,265	Turk Hava Yollari (m)	7,272

		42,611

	United Arab Emirates — 1.2%
5,524	Air Arabia PJSC (m)	1,992
2,871	Dubai Islamic Bank PJSC (a) (m)	5,315
962	First Gulf Bank PJSC (m)	4,549

		11,856

	Total Common Stocks (Cost $925,122)	967,225

Preferred Stock — 0.3%
	Brazil — 0.3%
415	Banco do Estado do Rio Grande do Sul S.A., Class B (m) (Cost $3,320)	2,381

Short-Term Investment — 1.1%
	Investment Company — 1.1%
11,300	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $11,300)	11,300

	Total Investments — 98.7% (Cost $939,742)	980,906
	Other Assets in Excess of Liabilities — 1.3%	13,179

	NET ASSETS — 100.0%	$994,085

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

Summary of Investments by Industry, April 30, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	14.6%
Oil, Gas & Consumable Fuels	13.4
Semiconductors & Semiconductor Equipment	12.0
Wireless Telecommunication Services	7.5
Automobiles	6.6
Technology Hardware, Storage & Peripherals	4.0
Insurance	3.3
IT Services	2.9
Auto Components	2.7
Metals & Mining	2.5
Diversified Telecommunication Services	2.4
Household Durables	2.2
Electronic Equipment, Instruments & Components	1.8

INDUSTRY	PERCENTAGE
Beverages	1.8%
Thrifts & Mortgage Finance	1.5
Hotels, Restaurants & Leisure	1.5
Industrial Conglomerates	1.5
Internet Software & Services	1.5
Tobacco	1.4
Airlines	1.3
Aerospace & Defense	1.1
Food & Staples Retailing	1.0
Machinery	1.0
Others (each less than 1.0%)	9.3
Short-Term Investment	1.2

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	37

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.9%
	Australia — 0.8%
2,513	Oil Search Ltd. (m)	20,822

	Brazil — 8.6%
4,180	AMBEV S.A., ADR (m)	30,304
4,408	CCR S.A. (m)	34,555
1,208	Cielo S.A. (m)	21,075
1,341	Itau Unibanco Holding S.A. (Preference Shares), ADR (m)	21,933
822	Lojas Renner S.A. (m)	23,942
845	Marcopolo S.A. (m)	1,479
1,654	Ultrapar Participacoes S.A. (m)	41,247
2,818	Vale S.A. (Preference Shares), ADR (m)	33,448
1,930	WEG S.A. (m)	23,192

		231,175

	China — 8.0%
228	Baidu, Inc., ADR (a) (m)	35,016
11,085	China Shenhua Energy Co., Ltd., Class H (m)	30,102
19,359	CNOOC Ltd. (m)	31,997
26,155	Sun Art Retail Group Ltd. (m)	34,073
516	Tencent Holdings Ltd. (m)	32,513
3,078	Tsingtao Brewery Co., Ltd., Class H (m)	22,475
7,209	Wynn Macau Ltd. (m)	28,531

		214,707

	Colombia — 0.8%
1,235	Pacific Rubiales Energy Corp. (m)	20,164

	Cyprus — 1.0%
560	Eurasia Drilling Co., Ltd., Reg. S, GDR (m)	13,792
1,350	Globaltrans Investment plc, Reg. S, GDR (m)	12,847

		26,639

	Hong Kong — 5.6%
13,163	AIA Group Ltd. (m)	64,020
37,270	Geely Automobile Holdings Ltd. (m)	12,956
593	Jardine Matheson Holdings Ltd. (m)	37,011
4,786	Sands China Ltd. (m)	35,135

		149,122

	India — 16.0%
1,160	ACC Ltd. (m)	24,901
4,520	Ambuja Cements Ltd. (m)	14,848
1,570	Asian Paints Ltd. (m)	13,156
1,212	HDFC Bank Ltd., ADR (m)	48,552
5,699	Housing Development Finance Corp. (m)	84,974
724	Infosys Ltd., ADR (m)	38,874
10,693	ITC Ltd. (m)	60,454
1,271	Kotak Mahindra Bank Ltd. (m)	16,932
980	Larsen & Toubro Ltd. (m)	21,084

SHARES	SECURITY DESCRIPTION	VALUE($)

	India — continued
3,304	Mahindra & Mahindra Financial Services Ltd. (m)	13,500
1,565	Mahindra & Mahindra Ltd. (m)	27,950
1,725	Tata Consultancy Services Ltd. (m)	62,609

		427,834

	Indonesia — 5.1%
72,269	Astra International Tbk PT (m)	46,562
20,482	Bank Central Asia Tbk PT (m)	19,507
44,712	Bank Rakyat Indonesia Persero Tbk PT (m)	38,396
25,821	Semen Indonesia Persero Tbk PT (m)	33,288

		137,753

	Luxembourg — 0.3%
202	Tenaris S.A., ADR (m)	8,901

	Malaysia — 0.9%
3,992	Public Bank Bhd (m)	24,644

	Mexico — 2.6%
8,729	Fibra Uno Administracion S.A. de C.V. (m)	28,517
2,360	Grupo Financiero Banorte S.A.B. de C.V., Class O (m)	15,643
3,751	Infraestructura Energetica Nova S.A.B. de C.V. (m)	19,530
1,754	Mexichem S.A.B. de C.V. (m)	6,528

		70,218

	Panama — 0.7%
146	Copa Holdings S.A., Class A (m)	19,737

	Peru — 1.7%
301	Credicorp Ltd. (m)	44,939

	Poland — 0.5%
1,040	Eurocash S.A. (m)	13,751

	Russia — 4.2%
483	Lukoil OAO, ADR (m)	25,591
566	Magnit OJSC, Reg. S, GDR (m)	26,774
5,324	Mobile Telesystems OJSC (m)	38,650
10,102	Sberbank of Russia (a) (m)	20,615
209	Sberbank of Russia, ADR (a) (m)	1,763

		113,393

	South Africa — 14.1%
687	African Rainbow Minerals Ltd. (m)	12,930
2,108	Bidvest Group Ltd. (m)	57,892
678	Capitec Bank Holdings Ltd. (m)	14,666
11,460	FirstRand Ltd. (m)	42,167
585	Imperial Holdings Ltd. (m)	10,908
422	Massmart Holdings Ltd. (m)	5,595
1,946	Mr Price Group Ltd. (m)	29,316

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	South Africa — Continued
2,879	MTN Group Ltd. (m)	57,764
2,452	Remgro Ltd. (m)	49,387
2,930	Shoprite Holdings Ltd. (m)	49,011
7,057	Woolworths Holdings Ltd. (m)	48,031

		377,667

	South Korea — 5.8%
89	Hyundai Mobis (m)	25,337
177	Hyundai Motor Co. (m)	39,573
608	Kia Motors Corp. (m)	33,727
42	Samsung Electronics Co., Ltd. (m)	55,373

		154,010

	Taiwan — 5.4%
6,314	Delta Electronics, Inc. (m)	38,766
4,793	President Chain Store Corp. (m)	35,665
3,418	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	68,694

		143,125

	Thailand — 6.8%
3,503	Advanced Info Service PCL, NVDR (m)	26,261
6,654	Kasikornbank PCL, NVDR (m)	39,475
2,448	Siam Cement PCL (The), NVDR (m)	32,890
7,387	Siam Commercial Bank PCL (m)	37,206
11,947	Total Access Communication PCL, NVDR (m)	46,090

		181,922

	Turkey — 4.2%
1,517	Ford Otomotiv Sanayi A.S. (a) (m)	17,170
9,123	KOC Holding A.S. (m)	40,883
2,790	TAV Havalimanlari Holding A.S. (m)	22,403
8,595	Turkiye Garanti Bankasi A.S. (m)	31,662

		112,118

	United Kingdom — 3.8%
1,068	Anglo American plc (m)	28,554
850	SABMiller plc (m)	46,295
1,245	Standard Chartered plc (m)	26,969

		101,818

	Total Common Stocks (Cost $2,206,206)	2,594,459

Preferred Stocks — 0.7%
	Brazil — 0.7%
692	Itau Unibanco Holding S.A. (m)	11,382
3,570	Marcopolo S.A. (m)	6,565

	Total Preferred Stocks (Cost $15,594)	17,947

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.2%
	Investment Company — 1.2%
31,400	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $31,400)	31,400

	Total Investments — 98.8% (Cost $2,253,200)	2,643,806
	Other Assets in Excess of Liabilities — 1.2%	31,826

	NET ASSETS — 100.0%	$2,675,632

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	15.7%
Automobiles	6.7
Oil, Gas & Consumable Fuels	6.4
Wireless Telecommunication Services	6.4
Food & Staples Retailing	6.2
Industrial Conglomerates	5.1
Semiconductors & Semiconductor Equipment	4.7
IT Services	4.6
Construction Materials	4.0
Beverages	3.7
Diversified Financial Services	3.5
Thrifts & Mortgage Finance	3.2
Metals & Mining	2.8
Multiline Retail	2.7
Internet Software & Services	2.6
Insurance	2.4
Hotels, Restaurants & Leisure	2.4
Tobacco	2.3
Transportation Infrastructure	2.2
Electronic Equipment, Instruments & Components	1.5
Machinery	1.2
Specialty Retail	1.1
Real Estate Investment Trusts (REITs)	1.1
Auto Components	1.0
Others (each less than 1.0%)	5.3
Short-Term Investment	1.2

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	39

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.2%
	Australia — 3.3%
40	Australia & New Zealand Banking Group Ltd. (m)	1,282
68	Transurban Group (m)	460
217	Westfield Group (m)	2,209

		3,951

	Belgium — 0.8%
6	Solvay S.A. (m)	955

	Brazil — 0.8%
136	AMBEV S.A., ADR (m)	987

	China — 1.7%
380	China Shenhua Energy Co., Ltd., Class H (m)	1,031
263	Wynn Macau Ltd. (m)	1,040

		2,071

	Denmark — 1.4%
185	TDC A/S (m)	1,738

	Finland — 1.1%
75	UPM-Kymmene OYJ (m)	1,320

	France — 7.2%
51	AXA S.A. (m)	1,337
19	BNP Paribas S.A. (m)	1,395
19	Electricite de France (m)	723
41	GDF Suez (m)	1,044
12	Schneider Electric S.A. (m)	1,130
7	Unibail-Rodamco SE (m)	1,828
17	Vinci S.A. (m)	1,256

		8,713

	Germany — 4.7%
17	BASF SE (a) (m)	2,022
19	Daimler AG (m)	1,807
109	Deutsche Telekom AG (m)	1,836

		5,665

	Hong Kong — 0.9%
83	Hutchison Whampoa Ltd. (m)	1,139

	Ireland — 1.1%
17	Accenture plc, Class A (m)	1,354

	Israel — 1.4%
487	Bezeq Israeli Telecommunication Corp., Ltd. (m)	882
60	Mizrahi Tefahot Bank Ltd. (m)	800

		1,682

	Italy — 2.2%
25	Assicurazioni Generali S.p.A. (m)	576
82	Eni S.p.A. (m)	2,126

		2,702

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — 5.9%
16	Japan Airlines Co., Ltd. (m)	844
63	Japan Tobacco, Inc. (m)	2,061
62	Seven & I Holdings Co., Ltd. (m)	2,450
46	Sumitomo Mitsui Financial Group, Inc. (m)	1,818

		7,173

	Luxembourg — 0.4%
4	RTL Group S.A. (m)	439

	Netherlands — 4.5%
62	Aegon N.V. (m)	565
123	Royal Dutch Shell plc, Class A (m)	4,863

		5,428

	New Zealand — 1.0%
507	Telecom Corp. of New Zealand Ltd. (m)	1,210

	Norway — 1.8%
70	Statoil ASA (m)	2,149

	Singapore — 1.5%
586	Singapore Telecommunications Ltd. (m)	1,795

	Spain — 0.5%
14	ACS Actividades de Construccion y Servicios S.A. (m)	621

	Sweden — 0.8%
34	Swedbank AB, Class A (m)	900

	Switzerland — 4.2%
8	Cembra Money Bank AG (a) (m)	577
14	Novartis AG (m)	1,179
7	Roche Holding AG (m)	2,114
55	UBS AG (a) (m)	1,142

		5,012

	Taiwan — 0.7%
536	Siliconware Precision Industries Co. (m)	794

	United Kingdom — 10.5%
30	AstraZeneca plc (m)	2,389
152	Aviva plc (m)	1,358
104	British Sky Broadcasting Group plc (m)	1,549
224	Direct Line Insurance Group plc (m)	947
130	HSBC Holdings plc (m)	1,327
173	ICAP plc (m)	1,214
97	Meggitt plc (m)	780
57	Persimmon plc (a) (m)	1,262
480	Vodafone Group plc (m)	1,822

		12,648

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — 39.8%
104	Applied Materials, Inc. (m)	1,984
31	Bristol-Myers Squibb Co. (m)	1,553
28	CenterPoint Energy, Inc. (m)	686
20	CME Group, Inc. (m)	1,403
18	Comcast Corp., Class A (m)	921
37	ConocoPhillips (m)	2,753
21	Dominion Resources, Inc. (m)	1,525
31	Dow Chemical Co. (The) (m)	1,526
12	Dr. Pepper Snapple Group, Inc. (m)	651
12	Exxon Mobil Corp. (m)	1,250
87	Fifth Third Bancorp (m)	1,795
35	Freeport-McMoRan Copper & Gold, Inc. (m)	1,207
22	Home Depot, Inc. (The) (m)	1,789
7	Humana, Inc. (m)	794
23	Johnson & Johnson (m)	2,281
12	KLA-Tencor Corp. (m)	778
36	Lorillard, Inc. (m)	2,153
30	Masco Corp. (m)	597
31	Merck & Co., Inc. (m)	1,792
20	MetLife, Inc. (m)	1,064
92	Microsoft Corp. (m)	3,705
14	Molson Coors Brewing Co., Class B (m)	858
16	NextEra Energy, Inc. (m)	1,621
28	PACCAR, Inc. (m)	1,775
10	Sempra Energy (m)	1,026
43	Teradyne, Inc. (m)	761
35	Time Warner, Inc. (m)	2,359
34	U.S. Bancorp (m)	1,388
10	United Technologies Corp. (m)	1,190
23	Verizon Communications, Inc.	1,087
19	Verizon Communications, Inc. (m)	873
45	Wells Fargo & Co. (m)	2,222
16	Xilinx, Inc. (m)	732

		48,099

	Total Common Stocks (Cost $102,992)	118,545

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.9%
	Investment Company — 1.9%
2,255	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $2,255)	2,255

	Total Investments — 100.1% (Cost $105,247)	120,800
	Liabilities in Excess of Other Assets — (0.1)%	(84)

	NET ASSETS — 100.0%	$120,716

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	11.7%
Banks	10.7
Pharmaceuticals	9.4
Diversified Telecommunication Services	7.8
Insurance	4.8
Media	4.4
Semiconductors & Semiconductor Equipment	4.2
Chemicals	3.7
Multi-Utilities	3.5
Tobacco	3.5
Real Estate Investment Trusts (REITs)	3.3
Software	3.1
Beverages	2.1
Food & Staples Retailing	2.0
Capital Markets	2.0
Electric Utilities	1.9
Aerospace & Defense	1.6
Construction & Engineering	1.6
Wireless Telecommunication Services	1.5
Automobiles	1.5
Specialty Retail	1.5
Machinery	1.5
Diversified Financial Services	1.2
IT Services	1.1
Paper & Forest Products	1.1
Household Durables	1.0
Metals & Mining	1.0
Others (each less than 1.0%)	5.4
Short-Term Investment	1.9

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	41

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 04/30/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
533	AUD	Goldman Sachs International	06/23/14	$493	$494	$1
2,177	AUD	Royal Bank of Canada	06/23/14	1,996	2,015	19
3,391	CAD	Barclays Bank plc	06/23/14	3,060	3,090	30
1,635	CAD	Commonwealth Bank of Australia	06/23/14	1,457	1,490	33
930	CHF	Goldman Sachs International	06/23/14	1,057	1,057	— (h)
2,230	CHF	HSBC Bank, N.A.	06/23/14	2,539	2,535	(4)
517	CHF	Merrill Lynch International	06/23/14	584	588	4
241	CHF	National Australia Bank	06/23/14	273	274	1
936	DKK	Goldman Sachs International	06/23/14	174	174	— (h)
453	EUR	Credit Suisse International	06/23/14	629	628	(1)
5,497	EUR	Goldman Sachs International	06/23/14	7,622	7,626	4
2,113	GBP	Citibank, N.A.	06/23/14	3,489	3,566	77
4,455	GBP	Goldman Sachs International	06/23/14	7,520	7,519	(1)
14,565	HKD	Goldman Sachs International	06/23/14	1,879	1,879	— (h)
26,476	JPY	Barclays Bank plc	06/23/14	260	259	(1)
227,833	JPY	Societe Generale	06/23/14	2,210	2,229	19
5,327	NOK	Citibank, N.A.	06/23/14	874	894	20
6,820	NOK	Goldman Sachs International	06/23/14	1,143	1,145	2
242	NZD	Barclays Bank plc	06/23/14	206	208	2
399	NZD	Goldman Sachs International	06/23/14	342	343	1
4,372	SEK	Credit Suisse International	06/23/14	670	672	2
7,393	SEK	HSBC Bank, N.A.	06/23/14	1,125	1,136	11
5,984	SEK	Royal Bank of Canada	06/23/14	918	919	1
2,553	SEK	Union Bank of Switzerland AG	06/23/14	390	392	2
1,355	SGD	Goldman Sachs International	06/23/14	1,080	1,081	1
				$41,990	$42,213	$223

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 04/30/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,030	AUD	Barclays Bank plc	06/23/14	$928	$953	$(25)
993	AUD	Goldman Sachs International	06/23/14	919	919	— (h)
688	AUD	Westpac Banking Corp.	06/23/14	627	637	(10)
5,026	CAD	Goldman Sachs International	06/23/14	4,574	4,580	(6)
2,955	CHF	Goldman Sachs International	06/23/14	3,381	3,359	22
963	CHF	Westpac Banking Corp.	06/23/14	1,095	1,094	1
936	DKK	Barclays Bank plc	06/23/14	174	174	— (h)
4,008	EUR	Credit Suisse International	06/23/14	5,564	5,560	4
1,521	EUR	HSBC Bank, N.A.	06/23/14	2,088	2,111	(23)
421	EUR	State Street Corp.	06/23/14	579	583	(4)
3,309	GBP	Barclays Bank plc	06/23/14	5,499	5,584	(85)
2,141	GBP	HSBC Bank, N.A.	06/23/14	3,596	3,613	(17)
437	GBP	Royal Bank of Canada	06/23/14	729	738	(9)
681	GBP	Westpac Banking Corp.	06/23/14	1,131	1,149	(18)
14,565	HKD	Barclays Bank plc	06/23/14	1,876	1,879	(3)

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 04/30/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
138,559	JPY	Goldman Sachs International	06/23/14	$1,357	$1,356	$1
33,248	JPY	State Street Corp.	06/23/14	323	325	(2)
82,502	JPY	Westpac Banking Corp.	06/23/14	807	807	— (h)
8,059	NOK	Goldman Sachs International	06/23/14	1,347	1,353	(6)
2,242	NOK	Societe Generale	06/23/14	372	376	(4)
1,845	NOK	Union Bank of Switzerland AG	06/23/14	307	309	(2)
641	NZD	Royal Bank of Canada	06/23/14	550	550	— (h)
20,302	SEK	Goldman Sachs International	06/23/14	3,174	3,120	54
1,355	SGD	Barclays Bank plc	06/23/14	1,071	1,081	(10)
				$42,068	$42,210	$(142)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	43

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.5%
	Australia — 2.8%
106	AGL Energy Ltd. (m)	1,555
14	ALS Ltd. (m)	95
158	Amcor Ltd. (m)	1,519
152	AMP Ltd. (m)	715
213	Asciano Ltd. (m)	1,077
302	Aurizon Holdings Ltd. (m)	1,456
247	Australia & New Zealand Banking Group Ltd. (m)	7,959
249	BHP Billiton Ltd. (m)	8,752
90	Boral Ltd. (m)	478
75	Brambles Ltd. (m)	663
23	Coca-Cola Amatil Ltd. (m)	200
119	Commonwealth Bank of Australia (m)	8,750
71	Computershare Ltd. (m)	824
4	Crown Resorts Ltd. (m)	52
48	CSL Ltd. (m)	3,035
533	Dexus Property Group (m)	564
100	Echo Entertainment Group Ltd. (m)	264
400	Federation Centres Ltd. (m)	928
222	Fortescue Metals Group Ltd. (m)	1,049
177	Goodman Group (m)	822
11	Iluka Resources Ltd. (m)	94
120	Insurance Australia Group Ltd. (m)	640
98	Lend Lease Group (m)	1,182
17	Macquarie Group Ltd. (m)	914
625	Mirvac Group (m)	1,020
180	National Australia Bank Ltd. (m)	5,928
18	Newcrest Mining Ltd. (a) (m)	179
27	Orica Ltd. (m)	556
79	Origin Energy Ltd. (m)	1,091
118	QBE Insurance Group Ltd. (m)	1,273
20	Ramsay Health Care Ltd. (m)	826
47	Rio Tinto Ltd. (m)	2,717
125	Santos Ltd. (m)	1,604
7	Seek Ltd. (m)	110
13	Stockland (m)	47
165	Suncorp Group Ltd. (m)	2,002
65	Sydney Airport (m)	257
257	Telstra Corp., Ltd. (m)	1,248
99	Toll Holdings Ltd. (m)	488
144	Transurban Group (m)	970
65	Wesfarmers Ltd. (m)	2,581
243	Westfield Group (m)	2,480
315	Westfield Retail Trust (m)	937
283	Westpac Banking Corp. (m)	9,276
56	Woodside Petroleum Ltd. (m)	2,144

SHARES		SECURITY DESCRIPTION	VALUE($)

		Australia — continued
130		Woolworths Ltd. (m)	4,512

			85,833

		Austria — 0.0% (g)
14		Andritz AG (m)	857
—	(h)	Telekom Austria AG (m)	—	(h)

			857

		Belgium — 0.6%
48		Anheuser-Busch InBev N.V. (m)	5,205
53		Delhaize Group S.A. (m)	3,981
37		Solvay S.A. (m)	6,003
34		UCB S.A. (m)	2,827

			18,016

		Bermuda — 0.1%
61		Axis Capital Holdings Ltd. (m)	2,795
5		Everest Re Group Ltd. (m)	715

			3,510

		Canada — 3.4%
16		Agnico-Eagle Mines Ltd. (m)	471
14		Agrium, Inc. (m)	1,315
37		Alimentation Couche Tard, Inc., Class B (m)	1,037
27		ARC Resources Ltd. (m)	811
60		Bank of Montreal (m)	4,146
107		Bank of Nova Scotia (m)	6,527
95		Barrick Gold Corp. (m)	1,661
24		BCE, Inc. (m)	1,048
132		Bombardier, Inc., Class B (m)	530
52		Brookfield Asset Management, Inc., Class A (m)	2,174
37		Cameco Corp. (m)	796
38		Canadian Imperial Bank of Commerce (m)	3,392
81		Canadian National Railway Co. (m)	4,734
102		Canadian Natural Resources Ltd. (m)	4,155
44		Canadian Oil Sands Ltd. (m)	954
16		Canadian Pacific Railway Ltd. (m)	2,493
71		Cenovus Energy, Inc. (m)	2,110
33		Crescent Point Energy Corp. (m)	1,329
65		Eldorado Gold Corp. (m)	395
70		Enbridge, Inc. (m)	3,377
69		Encana Corp. (m)	1,589
42		First Quantum Minerals Ltd. (m)	845
17		Fortis, Inc. (m)	511
14		Franco-Nevada Corp. (m)	665
76		Goldcorp, Inc. (m)	1,879
26		Great-West Lifeco, Inc. (m)	745

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Canada — continued
31		Husky Energy, Inc. (m)	1,019
28		Imperial Oil Ltd. (m)	1,378
12		Intact Financial Corp. (m)	803
108		Kinross Gold Corp. (a) (m)	436
25		Loblaw Cos. Ltd. (m)	1,075
25		Lululemon Athletica, Inc. (a) (m)	1,145
29		Magna International, Inc. (m)	2,813
168		Manulife Financial Corp. (m)	3,148
9		Metro, Inc. (m)	559
30		National Bank of Canada (m)	1,265
27		Pembina Pipeline Corp. (m)	1,076
79		Potash Corp. of Saskatchewan, Inc. (m)	2,860
32		Power Corp. of Canada (m)	904
23		Power Financial Corp. (m)	721
36		Rogers Communications, Inc., Class B (m)	1,418
136		Royal Bank of Canada (m)	9,102
12		Saputo, Inc. (m)	651
35		Shaw Communications, Inc., Class B (m)	852
33		Silver Wheaton Corp. (m)	743
14		SNC-Lavalin Group, Inc. (m)	652
56		Sun Life Financial, Inc. (m)	1,879
148		Suncor Energy, Inc. (m)	5,699
99		Talisman Energy, Inc. (m)	1,027
54		Teck Resources Ltd., Class B (m)	1,232
14		Tim Hortons, Inc. (m)	789
172		Toronto-Dominion Bank (The) (m)	8,270
65		TransCanada Corp. (m)	3,052
73		Yamana Gold, Inc. (m)	544

			104,801

		China — 0.0% (g)
141		MGM China Holdings Ltd. (m)	493
549		Yangzijiang Shipbuilding Holdings Ltd. (m)	483

			976

		Colombia — 0.0% (g)
—	(h)	Pacific Rubiales Energy Corp. (m)	1

		Denmark — 0.8%
2		AP Moeller - Maersk A/S, Class B (m)	5,030
12		Carlsberg A/S, Class B (m)	1,171
190		Danske Bank A/S (m)	5,370
235		Novo Nordisk A/S, Class B (m)	10,665
390		TDC A/S (m)	3,658

			25,894

SHARES		SECURITY DESCRIPTION	VALUE($)

		Finland — 0.2%
—	(h)	Nokian Renkaat OYJ (m)	—	(h)
284		UPM-Kymmene OYJ (m)	4,979

			4,979

		France — 3.7%
24		Air Liquide S.A. (m)	3,465
126		Airbus Group N.V. (m)	8,663
43		AtoS (m)	3,703
331		AXA S.A. (m)	8,648
116		BNP Paribas S.A. (m)	8,689
52		Bouygues S.A. (m)	2,340
41		Carrefour S.A. (m)	1,594
65		Cie de St-Gobain (m)	4,012
26		Cie Generale des Etablissements Michelin (m)	3,193
10		Danone S.A. (m)	757
95		Electricite de France (m)	3,643
358		GDF Suez (m)	9,023
25		Lafarge S.A. (m)	2,286
11		LVMH Moet Hennessy Louis Vuitton S.A. (m)	2,140
63		Orange S.A. (m)	1,023
67		Renault S.A. (m)	6,536
89		Sanofi (m)	9,568
40		Schneider Electric S.A. (m)	3,753
93		Societe Generale S.A. (m)	5,783
32		Sodexo (m)	3,443
104		Thales S.A. (m)	6,625
195		Total S.A. (m)	13,972
5		Unibail-Rodamco SE (m)	1,308
12		Vivendi S.A. (m)	309

			114,476

		Germany — 3.6%
61		Allianz SE (m)	10,652
127		BASF SE (a) (m)	14,757
108		Bayer AG (m)	15,014
59		Bayerische Motoren Werke AG (m)	7,397
26		Brenntag AG (m)	4,747
22		Continental AG (m)	5,287
69		Daimler AG (m)	6,400
88		Deutsche Bank AG (m)	3,854
67		Deutsche Post AG (m)	2,517
297		Deutsche Telekom AG (m)	4,988
152		E.ON SE (m)	2,915
61		HeidelbergCement AG (m)	5,317
3		Linde AG (m)	542
49		Metro AG (m)	1,950

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	45

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Germany — continued
17	Muenchener Rueckversicherungs AG (a) (m)	4,008
128	SAP AG (m)	10,369
60	Siemens AG (m)	7,961

		108,675

	Hong Kong — 1.0%
914	AIA Group Ltd. (m)	4,443
336	BOC Hong Kong Holdings Ltd. (m)	984
170	Cheung Kong Holdings Ltd. (m)	2,903
173	Cheung Kong Infrastructure Holdings Ltd. (m)	1,131
72	CLP Holdings Ltd. (m)	576
223	Galaxy Entertainment Group Ltd. (a) (m)	1,760
94	Hang Seng Bank Ltd. (m)	1,540
457	HKT Trust and HKT Ltd. (m)	479
354	Hong Kong & China Gas Co., Ltd. (m)	816
55	Hong Kong Exchanges and Clearing Ltd. (m)	994
212	Hutchison Whampoa Ltd. (m)	2,908
26	Kerry Properties Ltd. (m)	86
348	Li & Fung Ltd. (m)	507
195	Link REIT (The) (m)	971
245	MTR Corp., Ltd. (m)	926
214	Noble Group Ltd. (m)	220
364	NWS Holdings Ltd. (m)	624
96	Power Assets Holdings Ltd. (m)	825
253	Sands China Ltd. (m)	1,856
546	Sino Land Co., Ltd. (m)	819
138	SJM Holdings Ltd. (m)	384
121	Sun Hung Kai Properties Ltd. (m)	1,527
202	Wharf Holdings Ltd. (m)	1,418
138	Wheelock & Co., Ltd. (m)	570
56	Yue Yuen Industrial Holdings Ltd. (m)	172

		29,439

	Ireland — 1.0%
99	Accenture plc, Class A (m)	7,972
109	Covidien plc (m)	7,736
39	Perrigo Co. plc (m)	5,651
123	Shire plc (m)	7,057
43	XL Group plc (m)	1,350

		29,766

	Italy — 1.1%
95	Assicurazioni Generali S.p.A. (m)	2,226
644	Enel Green Power S.p.A. (m)	1,842
1,386	Enel S.p.A. (m)	7,848
242	Eni S.p.A. (m)	6,267
1,368	Intesa Sanpaolo S.p.A. (m)	4,683

SHARES		SECURITY DESCRIPTION	VALUE($)

		Italy — continued
2,944		Telecom Italia S.p.A. (a) (m)	3,783
649		UniCredit S.p.A. (m)	5,817

			32,466

		Japan — 7.0%
87		Aeon Co., Ltd. (m)	1,005
27		Aisin Seiki Co., Ltd. (m)	961
95		Ajinomoto Co., Inc. (m)	1,398
1		Alfresa Holdings Corp. (m)	62
139		Amada Co., Ltd. (m)	1,005
28		ANA Holdings, Inc. (m)	61
19		Asahi Group Holdings Ltd. (m)	522
224		Asahi Kasei Corp. (m)	1,523
246		Astellas Pharma, Inc. (m)	2,737
133		Bank of Yokohama Ltd. (The) (m)	669
20		Benesse Holdings, Inc. (m)	742
67		Bridgestone Corp. (m)	2,392
66		Canon, Inc. (m)	2,062
24		Central Japan Railway Co. (m)	2,960
43		Chubu Electric Power Co., Inc. (a) (m)	488
36		Chugoku Electric Power Co., Inc. (The) (m)	468
85		Citizen Holdings Co., Ltd. (m)	621
79		Daicel Corp. (m)	662
145		Dai-ichi Life Insurance Co., Ltd. (The) (m)	2,015
22		Daiichi Sankyo Co., Ltd. (m)	376
38		Daikin Industries Ltd. (m)	2,210
204		Dainippon Screen Manufacturing Co., Ltd. (m)	890
—	(h)	Daito Trust Construction Co., Ltd. (m)	41
72		Daiwa House Industry Co., Ltd. (m)	1,217
20		Denso Corp. (m)	925
33		Dentsu, Inc. (m)	1,345
73		DMG Mori Seiki Co., Ltd. (m)	909
46		East Japan Railway Co. (m)	3,327
38		Electric Power Development Co., Ltd. (m)	1,018
10		FANUC Corp. (m)	1,877
3		Fast Retailing Co., Ltd. (m)	901
70		Fuji Heavy Industries Ltd. (m)	1,851
40		FUJIFILM Holdings Corp. (m)	1,020
367		Fujitsu Ltd. (m)	2,158
374		Furukawa Electric Co., Ltd. (m)	842
93		Gunma Bank Ltd. (The) (m)	494
50		Hakuhodo DY Holdings, Inc. (m)	388
11		Hirose Electric Co., Ltd. (m)	1,482
11		Hisamitsu Pharmaceutical Co., Inc. (m)	439
500		Hitachi Ltd. (m)	3,565
536		Hokuhoku Financial Group, Inc. (m)	1,034

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
175	Honda Motor Co., Ltd. (m)	5,811
62	Ibiden Co., Ltd. (m)	1,110
180	Inpex Corp. (m)	2,618
21	Isetan Mitsukoshi Holdings Ltd. (m)	261
48	Isuzu Motors Ltd. (m)	279
18	ITOCHU Corp. (m)	205
28	Itochu Techno-Solutions Corp. (m)	1,183
117	Japan Tobacco, Inc. (m)	3,829
31	JFE Holdings, Inc. (m)	567
225	JX Holdings, Inc. (m)	1,167
84	Kansai Electric Power Co., Inc. (The) (a) (m)	704
21	Kao Corp. (m)	772
357	Kawasaki Heavy Industries Ltd. (m)	1,325
55	KDDI Corp. (m)	2,955
26	Keio Corp. (m)	184
7	Keyence Corp. (m)	2,778
21	Kintetsu World Express, Inc. (m)	822
6	Kirin Holdings Co., Ltd. (m)	83
338	Kobe Steel Ltd. (m)	444
23	Komatsu Ltd. (m)	502
7	Konica Minolta, Inc. (m)	61
185	Kubota Corp. (m)	2,384
69	Kyushu Electric Power Co., Inc. (m)	693
22	Mabuchi Motor Co., Ltd. (m)	1,486
158	Marubeni Corp. (m)	1,056
141	Marui Group Co., Ltd. (m)	1,248
88	Mazda Motor Corp. (m)	393
79	Medipal Holdings Corp. (m)	1,110
115	Minebea Co., Ltd. (m)	932
1	Miraca Holdings, Inc. (m)	35
119	Mitsubishi Corp. (m)	2,138
69	Mitsubishi Electric Corp. (m)	786
65	Mitsubishi Estate Co., Ltd. (m)	1,475
285	Mitsubishi Heavy Industries Ltd. (m)	1,501
9	Mitsubishi Logistics Corp. (m)	129
7	Mitsubishi Motors Corp. (m)	79
1,323	Mitsubishi UFJ Financial Group, Inc. (m)	7,036
246	Mitsui & Co., Ltd. (m)	3,489
517	Mitsui Chemicals, Inc. (m)	1,260
113	Mitsui Fudosan Co., Ltd. (m)	3,345
1,447	Mizuho Financial Group, Inc. (m)	2,835
29	MS&AD Insurance Group Holdings (m)	646
8	Murata Manufacturing Co., Ltd. (m)	667
143	NEC Corp. (m)	402
19	NGK Insulators Ltd. (m)	359

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — continued
55	NGK Spark Plug Co., Ltd. (m)	1,259
1	Nintendo Co., Ltd. (m)	94
134	Nippon Express Co., Ltd. (m)	633
98	Nippon Meat Packers, Inc. (m)	1,699
1,044	Nippon Steel & Sumitomo Metal Corp. (m)	2,739
48	Nippon Telegraph & Telephone Corp. (m)	2,680
301	Nippon Yusen KK (m)	816
430	Nishi-Nippon City Bank Ltd. (The) (m)	978
55	Nissan Motor Co., Ltd. (m)	471
11	Nitori Holdings Co., Ltd. (m)	491
12	Nitto Denko Corp. (m)	528
483	Nomura Holdings, Inc. (m)	2,795
15	Nomura Real Estate Holdings, Inc. (m)	273
38	Nomura Research Institute Ltd. (m)	1,090
161	North Pacific Bank Ltd. (m)	652
171	NSK Ltd. (m)	1,798
69	NTT DOCOMO, Inc. (m)	1,093
37	Olympus Corp. (a) (m)	1,115
30	Omron Corp. (m)	1,073
137	ORIX Corp. (m)	1,985
11	Otsuka Corp. (m)	1,243
58	Otsuka Holdings Co., Ltd. (m)	1,668
162	Panasonic Corp. (m)	1,769
439	Resona Holdings, Inc. (m)	2,247
158	Ricoh Co., Ltd. (m)	1,822
8	Rinnai Corp. (m)	642
14	Sanrio Co., Ltd. (m)	453
2	Santen Pharmaceutical Co., Ltd. (m)	76
40	Sanwa Holdings Corp. (m)	244
5	SBI Holdings, Inc. (m)	53
7	Secom Co., Ltd. (m)	413
21	Sega Sammy Holdings, Inc. (m)	429
40	Seiko Epson Corp. (m)	1,094
127	Sekisui Chemical Co., Ltd. (m)	1,287
80	Sekisui House Ltd. (m)	954
46	Seven & I Holdings Co., Ltd. (m)	1,815
276	Sharp Corp. (a) (m)	692
267	Shimizu Corp. (m)	1,514
28	Shin-Etsu Chemical Co., Ltd. (m)	1,619
3	SMC Corp. (m)	690
98	SoftBank Corp. (m)	7,284
60	Sony Corp. (m)	1,060
360	Sumitomo Bakelite Co., Ltd. (m)	1,371
112	Sumitomo Chemical Co., Ltd. (m)	420
154	Sumitomo Corp. (m)	2,004

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	47

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Japan — continued
8		Sumitomo Electric Industries Ltd. (m)	108
—	(h)	Sumitomo Forestry Co., Ltd. (m)	1
123		Sumitomo Mitsui Financial Group, Inc. (m)	4,866
16		Sumitomo Realty & Development Co., Ltd. (m)	621
67		Sumitomo Rubber Industries Ltd. (m)	935
—	(h)	Sundrug Co., Ltd. (m)	16
44		Suntory Beverage & Food Ltd. (m)	1,537
43		Suzuken Co., Ltd. (m)	1,539
31		Suzuki Motor Corp. (m)	802
3		Sysmex Corp. (m)	108
104		T&D Holdings, Inc. (m)	1,239
13		Taisho Pharmaceutical Holdings Co., Ltd. (m)	943
103		Takashimaya Co., Ltd. (m)	976
50		Takeda Pharmaceutical Co., Ltd. (m)	2,258
62		Terumo Corp. (m)	1,226
26		Tohoku Electric Power Co., Inc. (m)	247
76		Tokio Marine Holdings, Inc. (m)	2,231
70		Tokyo Electric Power Co., Inc. (a) (m)	265
350		Tokyo Gas Co., Ltd. (m)	1,834
33		Tokyo Tatemono Co., Ltd. (m)	263
167		Tokyu Corp. (m)	1,052
161		Tokyu Fudosan Holdings Corp. (m)	1,170
395		Toshiba Corp. (m)	1,547
13		Toyo Suisan Kaisha Ltd. (m)	416
12		Toyota Industries Corp. (m)	544
256		Toyota Motor Corp. (m)	13,842
1		Tsumura & Co. (m)	14
1		West Japan Railway Co. (m)	32
25		Yakult Honsha Co., Ltd. (m)	1,335
405		Yamada Denki Co., Ltd. (m)	1,497
18		Yamaha Motor Co., Ltd. (m)	278
27		Yamato Holdings Co., Ltd. (m)	547

			215,220

		Luxembourg — 0.1%
148		ArcelorMittal (m)	2,412

		Netherlands — 1.8%
32		ASML Holding N.V. (m)	2,650
275		ING Groep N.V., CVA (a) (m)	3,929
236		Koninklijke KPN N.V. (a) (m)	839
214		Koninklijke Philips N.V. (m)	6,853
418		Royal Dutch Shell plc, Class A (m)	16,529
266		Royal Dutch Shell plc, Class B (m)	11,298
155		TNT Express N.V. (m)	1,400
239		Unilever N.V., CVA (m)	10,239

SHARES	SECURITY DESCRIPTION	VALUE($)

	Netherlands — continued
22	Wolters Kluwer N.V. (m)	618

		54,355

	New Zealand — 0.0% (g)
300	Telecom Corp. of New Zealand Ltd. (m)	717

	Norway — 0.3%
176	Statoil ASA (m)	5,365
106	Telenor ASA (m)	2,481

		7,846

	Portugal — 0.2%
1,085	EDP - Energias de Portugal S.A. (m)	5,272

	Singapore — 0.8%
123	Avago Technologies Ltd. (m)	7,823
441	CapitaCommercial Trust (m)	564
151	CapitaMalls Asia Ltd. (m)	266
190	DBS Group Holdings Ltd. (m)	2,574
76	Genting Singapore plc (m)	81
328	Global Logistic Properties Ltd. (m)	748
1,821	Golden Agri-Resources Ltd. (m)	888
570	Hutchison Port Holdings Trust, Class U (m)	388
18	Jardine Cycle & Carriage Ltd. (m)	675
176	Keppel Corp., Ltd. (m)	1,481
90	Keppel Land Ltd. (m)	249
252	Oversea-Chinese Banking Corp., Ltd. (m)	1,943
31	Sembcorp Industries Ltd. (m)	133
71	Singapore Airlines Ltd. (m)	589
144	Singapore Exchange Ltd. (m)	796
693	Singapore Telecommunications Ltd. (m)	2,123
80	United Overseas Bank Ltd. (m)	1,392
191	Wilmar International Ltd. (m)	519

		23,232

	Spain — 1.2%
74	Amadeus IT Holding S.A., Class A (m)	3,070
303	Banco Bilbao Vizcaya Argentaria S.A. (m)	3,733
983	Banco Santander S.A. (a) (m)	9,778
1,492	Bankia S.A. (a) (m)	3,047
254	Distribuidora Internacional de Alimentacion S.A. (m)	2,269
470	Iberdrola S.A. (m)	3,286
35	Inditex S.A. (m)	5,305
54	Repsol S.A. (m)	1,456
235	Telefonica S.A. (m)	3,943

		35,887

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Sweden — 0.8%
199	Electrolux AB, Series B (m)	5,538
578	Nordea Bank AB (m)	8,372
121	Swedbank AB, Class A (m)	3,236
157	Tele2 AB, Class B (m)	2,008
519	Telefonaktiebolaget LM Ericsson, Class B (m)	6,263

		25,417

	Switzerland — 4.8%
77	ABB Ltd. (a) (m)	1,845
117	ACE Ltd. (m)	11,975
85	Cie Financiere Richemont S.A., Class A (m)	8,661
126	Credit Suisse Group AG (a) (m)	3,990
1,045	Glencore Xstrata plc (a) (m)	5,640
78	Holcim Ltd. (a) (m)	7,141
350	Nestle S.A. (m)	27,059
228	Novartis AG (m)	19,803
83	Roche Holding AG (m)	24,251
91	Swiss Re AG (a) (m)	7,958
5	Syngenta AG (a) (m)	2,137
29	TE Connectivity Ltd. (m)	1,714
112	Tyco International Ltd. (m)	4,569
607	UBS AG (a) (m)	12,699
64	Wolseley plc (m)	3,695
7	Zurich Insurance Group AG (a) (m)	2,006

		145,143

	United Kingdom — 8.0%
738	3i Group plc (m)	4,740
28	Anglo American plc (m)	759
109	ARM Holdings plc (m)	1,649
107	Associated British Foods plc (m)	5,351
144	AstraZeneca plc (m)	11,344
637	Aviva plc (m)	5,674
2,094	Barclays plc (m)	8,941
322	BG Group plc (m)	6,523
226	BHP Billiton plc (m)	7,349
2,187	BP plc (m)	18,463
213	British American Tobacco plc (m)	12,307
1,237	BT Group plc (m)	7,725
15	Bunzl plc (m)	431
114	Burberry Group plc (m)	2,870
307	Diageo plc (m)	9,421
126	easyJet plc (m)	3,474
79	Ensco plc, Class A (m)	3,996
252	GlaxoSmithKline plc (m)	6,963
1,861	HSBC Holdings plc (m)	19,018

SHARES		SECURITY DESCRIPTION	VALUE($)

		United Kingdom — continued
151		Imperial Tobacco Group plc (m)	6,546
1,338		ITV plc (m)	4,117
678		J Sainsbury plc (m)	3,847
6,028		Lloyds Banking Group plc (a) (m)	7,687
75		Marks & Spencer Group plc (m)	559
474		Meggitt plc (m)	3,827
60		Next plc (m)	6,624
61		Noble Corp. plc (m)	1,879
89		Persimmon plc (a) (m)	1,983
360		Prudential plc (m)	8,279
25		Randgold Resources Ltd. (m)	2,021
9		Reckitt Benckiser Group plc (m)	757
150		Rio Tinto plc (m)	8,178
393		Rolls-Royce Holdings plc (a) (m)	6,972
153		SABMiller plc (m)	8,314
255		Smith & Nephew plc (m)	3,976
119		SSE plc (m)	3,065
72		Standard Chartered plc (m)	1,559
272		Tate & Lyle plc (m)	3,223
2,986		Vodafone Group plc (m)	11,338
72		Whitbread plc (m)	4,939
328		William Hill plc (m)	1,968
310		WPP plc (m)	6,683

			245,339

		United States — 53.2%
8		3M Co. (m)	1,123
306		Abbott Laboratories (m)	11,861
29		Actavis plc (a) (m)	5,951
140		Adobe Systems, Inc. (a) (m)	8,641
63		Aetna, Inc. (m)	4,502
21		AGCO Corp. (m)	1,189
470		Alcoa, Inc. (m)	6,336
40		Alexion Pharmaceuticals, Inc. (a) (m)	6,357
36		Allergan, Inc. (m)	6,049
15		Alliance Data Systems Corp. (a) (m)	3,520
42		Amazon.com, Inc. (a) (m)	12,897
59		American Electric Power Co., Inc. (m)	3,159
82		American Express Co. (m)	7,173
13		American International Group, Inc. (m)	674
18		American Tower Corp. (m)	1,517
—	(h)	Amgen, Inc. (m)	27
78		Anadarko Petroleum Corp. (m)	7,692
7		Apache Corp. (m)	579
87		Apple, Inc. (m)	51,177
113		Applied Materials, Inc. (m)	2,152

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	49

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		United States — continued
177		Archer-Daniels-Midland Co. (m)	7,726
266		AT&T, Inc. (m)	9,490
3		athenahealth, Inc. (a) (m)	398
9		AutoZone, Inc. (a) (m)	4,922
36		AvalonBay Communities, Inc. (m)	4,942
9		Avery Dennison Corp. (m)	449
24		Axiall Corp. (m)	1,141
58		Ball Corp. (m)	3,269
1,365		Bank of America Corp. (m)	20,667
70		Baxter International, Inc. (m)	5,095
167		BB&T Corp. (m)	6,235
93		Berkshire Hathaway, Inc., Class B (a) (m)	11,935
46		Biogen Idec, Inc. (a) (m)	13,191
9		BioMarin Pharmaceutical, Inc. (a) (m)	500
8		Boeing Co. (The) (m)	969
43		Boston Properties, Inc. (m)	5,051
298		Boston Scientific Corp. (a) (m)	3,753
267		Bristol-Myers Squibb Co. (m)	13,398
32		CA, Inc. (m)	956
77		Capital One Financial Corp. (m)	5,676
73		CareFusion Corp. (a) (m)	2,859
18		Carnival Corp. (m)	700
—	(h)	Catamaran Corp. (a) (m)	1
26		Caterpillar, Inc. (m)	2,711
64		CBS Corp. (Non-Voting), Class B (m)	3,719
70		Celgene Corp. (a) (m)	10,303
67		CenterPoint Energy, Inc. (m)	1,670
33		Cerner Corp. (a) (m)	1,692
5		CF Industries Holdings, Inc. (m)	1,282
271		Charles Schwab Corp. (The) (m)	7,196
33		Cheniere Energy, Inc. (a) (m)	1,872
164		Chevron Corp. (m)	20,604
688		Cisco Systems, Inc. (m)	15,892
373		Citigroup, Inc. (m)	17,859
47		Citrix Systems, Inc. (a) (m)	2,773
31		CME Group, Inc. (m)	2,208
172		CMS Energy Corp. (m)	5,216
350		Coca-Cola Co. (The) (m)	14,260
37		Coca-Cola Enterprises, Inc. (m)	1,682
157		Cognizant Technology Solutions Corp., Class A (a) (m)	7,518
40		Colgate-Palmolive Co. (m)	2,670
385		Comcast Corp., Class A (m)	19,918
94		ConocoPhillips (m)	6,968
62		Constellation Brands, Inc., Class A (a) (m)	4,965
91		Corning, Inc. (m)	1,910

SHARES	SECURITY DESCRIPTION	VALUE($)

	United States — continued
88	Costco Wholesale Corp. (m)	10,231
93	Crown Holdings, Inc. (a) (m)	4,364
330	CSX Corp. (m)	9,301
214	CVS Caremark Corp. (m)	15,567
73	DDR Corp. (m)	1,253
51	Deere & Co. (m)	4,729
33	Delta Air Lines, Inc. (m)	1,212
135	DiamondRock Hospitality Co. (m)	1,653
62	DISH Network Corp., Class A (a) (m)	3,544
119	Dominion Resources, Inc. (m)	8,605
184	Dow Chemical Co. (The) (m)	9,191
132	Dr. Pepper Snapple Group, Inc. (m)	7,305
22	E.I. du Pont de Nemours & Co. (m)	1,513
128	Eaton Corp. plc (m)	9,319
145	eBay, Inc. (a) (m)	7,517
103	Edison International (m)	5,808
239	EMC Corp. (m)	6,179
172	Emerson Electric Co. (m)	11,746
96	EOG Resources, Inc. (m)	9,398
43	EQT Corp. (m)	4,733
50	Estee Lauder Cos., Inc. (The), Class A (m)	3,599
68	Extra Space Storage, Inc. (m)	3,549
452	Exxon Mobil Corp. (m)	46,310
129	Facebook, Inc., Class A (a) (m)	7,725
26	FedEx Corp. (m)	3,494
27	Fidelity National Information Services, Inc. (m)	1,423
73	FirstEnergy Corp. (m)	2,477
25	Flowserve Corp. (m)	1,802
102	Fluor Corp. (m)	7,752
123	Freeport-McMoRan Copper & Gold, Inc. (m)	4,230
21	Gap, Inc. (The) (m)	817
32	General Dynamics Corp. (m)	3,507
644	General Electric Co. (m)	17,313
26	General Growth Properties, Inc. (m)	598
33	General Mills, Inc. (m)	1,770
207	General Motors Co. (m)	7,144
75	Gilead Sciences, Inc. (a) (m)	5,860
32	Goldman Sachs Group, Inc. (The) (m)	5,106
33	Google, Inc., Class A (a) (m)	17,533
33	Google, Inc., Class C (a) (m)	17,263
40	H&R Block, Inc. (m)	1,123
139	Halliburton Co. (m)	8,737
43	Harman International Industries, Inc. (m)	4,673
56	Hartford Financial Services Group, Inc. (The) (m)	1,991
44	HCP, Inc. (m)	1,847

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
49	Hess Corp. (m)	4,351
222	Hewlett-Packard Co. (m)	7,345
62	Highwoods Properties, Inc. (m)	2,499
26	HollyFrontier Corp. (m)	1,381
209	Home Depot, Inc. (The) (m)	16,592
161	Honeywell International, Inc. (m)	14,931
79	Host Hotels & Resorts, Inc. (m)	1,685
67	Humana, Inc. (m)	7,342
174	Intel Corp. (m)	4,654
36	IntercontinentalExchange Group, Inc. (m)	7,377
75	International Business Machines Corp. (m)	14,777
42	International Paper Co. (m)	1,939
5	Intuit, Inc. (m)	406
139	Invesco Ltd. (m)	4,889
356	Johnson & Johnson (m)	36,026
33	Johnson Controls, Inc. (m)	1,508
1	KBR, Inc. (m)	35
63	Kellogg Co. (m)	4,185
50	Kilroy Realty Corp. (m)	2,994
38	Kimberly-Clark Corp. (m)	4,257
76	KLA-Tencor Corp. (m)	4,890
55	Kroger Co. (The) (m)	2,527
52	L-3 Communications Holdings, Inc. (m)	5,955
83	Lam Research Corp. (a) (m)	4,787
10	Lear Corp. (m)	841
75	Lennar Corp., Class A (m)	2,876
99	Liberty Property Trust (m)	3,717
44	Lincoln National Corp. (m)	2,127
2	LinkedIn Corp., Class A (a) (m)	247
233	Lowe’s Cos., Inc. (m)	10,698
62	Macy’s, Inc. (m)	3,580
210	Marathon Oil Corp. (m)	7,598
32	Marathon Petroleum Corp. (m)	2,993
51	Marriott International, Inc., Class A (m)	2,983
151	Marsh & McLennan Cos., Inc. (m)	7,461
18	Martin Marietta Materials, Inc. (m)	2,233
209	Masco Corp. (m)	4,192
65	MasterCard, Inc., Class A (m)	4,792
57	Maxim Integrated Products, Inc. (m)	1,853
46	McDonald’s Corp. (m)	4,675
51	McKesson Corp. (m)	8,708
369	Merck & Co., Inc. (m)	21,603
214	MetLife, Inc. (m)	11,224
1	Micron Technology, Inc. (a) (m)	17
869	Microsoft Corp. (m)	35,120

SHARES		SECURITY DESCRIPTION	VALUE($)

		United States — continued
17		Mid-America Apartment Communities, Inc. (m)	1,212
58		Molson Coors Brewing Co., Class B (m)	3,454
374		Mondelez International, Inc., Class A (m)	13,330
103		Monsanto Co. (m)	11,374
299		Morgan Stanley (m)	9,248
33		Mosaic Co. (The) (m)	1,673
115		NextEra Energy, Inc. (m)	11,520
11		NIKE, Inc., Class B (m)	778
195		NiSource, Inc. (m)	7,069
108		Norfolk Southern Corp. (m)	10,173
2		NVR, Inc. (a) (m)	2,596
112		Occidental Petroleum Corp. (m)	10,730
23		Omnicom Group, Inc. (m)	1,544
397		Oracle Corp. (m)	16,232
24		Owens-Illinois, Inc. (a) (m)	763
122		PACCAR, Inc. (m)	7,813
8		Parker Hannifin Corp. (m)	958
158		PepsiCo, Inc. (m)	13,570
10		PetSmart, Inc. (m)	654
385		Pfizer, Inc. (m)	12,043
198		Philip Morris International, Inc. (m)	16,913
21		Phillips 66 (m)	1,771
9		Pioneer Natural Resources Co. (m)	1,815
101		PNC Financial Services Group, Inc. (The) (m)	8,471
9		Priceline Group, Inc. (The) (a) (m)	10,096
360		Procter & Gamble Co. (The) (m)	29,701
99		Prologis, Inc. (m)	4,008
95		Prudential Financial, Inc. (m)	7,635
183		Public Service Enterprise Group, Inc. (m)	7,513
—	(h)	Public Storage (m)	5
142		PulteGroup, Inc. (m)	2,603
266		QUALCOMM, Inc. (m)	20,945
70		Questar Corp. (m)	1,695
11		Ralph Lauren Corp. (m)	1,704
165		Regions Financial Corp. (m)	1,675
50		Ross Stores, Inc. (m)	3,390
80		Royal Caribbean Cruises Ltd. (m)	4,259
4		SanDisk Corp. (m)	376
199		Schlumberger Ltd. (m)	20,195
82		Sempra Energy (m)	8,102
5		Sherwin-Williams Co. (The) (m)	1,039
52		Simon Property Group, Inc. (m)	9,012
8		Snap-on, Inc. (m)	942
12		Splunk, Inc. (a) (m)	666
49		SPX Corp. (m)	4,956

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	51

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
8	Stanley Black & Decker, Inc. (m)	680
136	Starbucks Corp. (m)	9,587
92	State Street Corp. (m)	5,939
73	Stryker Corp. (m)	5,690
61	SunTrust Banks, Inc. (m)	2,319
2	Superior Energy Services, Inc. (m)	73
79	TD Ameritrade Holding Corp. (m)	2,536
48	Teradyne, Inc. (a) (m)	853
36	Thermo Fisher Scientific, Inc. (m)	4,117
35	Thomson Reuters Corp. (m)	1,263
39	Time Warner Cable, Inc. (m)	5,576
209	Time Warner, Inc. (m)	13,880
171	TJX Cos., Inc. (The) (m)	9,952
14	Toll Brothers, Inc. (a) (m)	471
44	Travelers Cos., Inc. (The) (m)	4,007
39	TRW Automotive Holdings Corp. (a) (m)	3,102
192	Twenty-First Century Fox, Inc., Class A (m)	6,132
42	Twenty-First Century Fox, Inc., Class B (m)	1,319
20	Tyson Foods, Inc., Class A (m)	829
239	U.S. Bancorp (m)	9,741
89	Union Pacific Corp. (m)	16,969
70	United Continental Holdings, Inc. (a) (m)	2,876
28	United Parcel Service, Inc., Class B (m)	2,752
89	United States Steel Corp. (m)	2,323
152	United Technologies Corp. (m)	18,037
169	UnitedHealth Group, Inc. (m)	12,675
21	URS Corp. (m)	993
149	V.F. Corp. (m)	9,079
35	Valeant Pharmaceuticals International, Inc. (a) (m)	4,674
94	Valero Energy Corp. (m)	5,358
27	Ventas, Inc. (m)	1,791
521	Verizon Communications, Inc. (m)	24,336
42	Vertex Pharmaceuticals, Inc. (a) (m)	2,814
81	Visa, Inc., Class A (m)	16,312
31	VMware, Inc., Class A (a) (m)	2,852
19	W.W. Grainger, Inc. (m)	4,866
97	Wal-Mart Stores, Inc. (m)	7,693
209	Walt Disney Co. (The) (m)	16,577
1	Waste Management, Inc. (m)	60
644	Wells Fargo & Co. (m)	31,973
10	Western Digital Corp. (m)	898
13	Whirlpool Corp. (m)	1,974
147	Xerox Corp. (m)	1,779
116	Xilinx, Inc. (m)	5,466

SHARES	SECURITY DESCRIPTION	VALUE($)

	United States — continued
64	Yum! Brands, Inc. (m)	4,944
90	Zoetis, Inc. (m)	2,726

		1,625,552

	Total Common Stocks (Cost $2,670,144)	2,946,081

Preferred Stocks — 0.4%
	Germany — 0.4%
86	Henkel AG & Co. KGaA (m)	9,644
18	Volkswagen AG (a) (m)	4,824

		14,468

	United Kingdom — 0.0% (g)
48,936	Rolls-Royce Holdings plc (a) (m) (i)	82

	Total Preferred Stocks (Cost $13,464)	14,550

NUMBER OF WARRANTS
Warrant — 0.0% (g)
	Hong Kong — 0.0% (g)
10	Sun Hung Kai Properties Ltd., expiring 04/22/16 (Cost $—) (a) (m)	7

SHARES
Short-Term Investment — 6.7%
	Investment Company — 6.7%
203,345	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $203,345)	203,345

	Total Investments — 103.6% (Cost $2,886,953)	3,163,983
	Liabilities in Excess of Other Assets — (3.6)%	(110,550)

	NET ASSETS — 100.0%	$3,053,433

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

Summary of Investments by Industry, April 30, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	9.1%
Oil, Gas & Consumable Fuels	7.9
Pharmaceuticals	7.1
Insurance	3.9
Media	2.8
Food Products	2.6
Software	2.5
Beverages	2.3
Technology Hardware, Storage & Peripherals	2.3
IT Services	2.3
Diversified Telecommunication Services	2.2
Aerospace & Defense	2.2
Chemicals	2.1
Metals & Mining	2.0
Capital Markets	2.0
Food & Staples Retailing	2.0
Real Estate Investment Trusts (REITs)	1.8
Automobiles	1.8

INDUSTRY	PERCENTAGE
Specialty Retail	1.8%
Road & Rail	1.7
Electric Utilities	1.6
Multi-Utilities	1.6
Internet Software & Services	1.6
Household Products	1.5
Health Care Equipment & Supplies	1.4
Hotels, Restaurants & Leisure	1.4
Communications Equipment	1.4
Biotechnology	1.3
Machinery	1.3
Industrial Conglomerates	1.3
Tobacco	1.3
Semiconductors & Semiconductor Equipment	1.2
Health Care Providers & Services	1.2
Energy Equipment & Services	1.1
Others (each less than 1.0%)	12.0
Short-Term Investment	6.4

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 04/30/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
123	TOPIX Index	06/12/14	$13,902	$(547)
89	S&P/TSX 60 Index	06/19/14	13,578	270
117	SPI 200 Index	06/19/14	14,861	(211)
308	Dow Jones Euro STOXX 50 Index	06/20/14	13,439	608
62	FTSE 100 Index	06/20/14	7,060	219

				$339

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	53

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 93.5%
	Australia — 1.9%
821	BHP Billiton Ltd. (m)	28,914
317	Rio Tinto Ltd. (m)	18,297

		47,211

	Belgium — 1.7%
378	Anheuser-Busch InBev N.V. (m)	41,244

	China — 2.3%
21,433	China Construction Bank Corp., Class H (m)	14,840
9,587	CNOOC Ltd. (m)	15,846
24,396	Industrial & Commercial Bank of China Ltd., Class H (m)	14,577
1,571	Ping An Insurance Group Co. of China Ltd., Class H (m)	11,660

		56,923

	Denmark — 0.9%
500	Novo Nordisk A/S, Class B (m)	22,713

	France — 13.4%
592	Accor S.A. (m)	28,967
1,200	AXA S.A. (m)	31,318
405	BNP Paribas S.A. (m)	30,400
171	Essilor International S.A. (m)	18,306
9	Groupe Fnac (a) (m)	442
132	Imerys S.A. (m)	11,576
125	Kering (m)	27,687
306	Lafarge S.A. (m)	27,983
157	LVMH Moet Hennessy Louis Vuitton S.A. (m)	30,981
153	Pernod-Ricard S.A. (m)	18,392
361	Sanofi (m)	38,913
316	Schneider Electric S.A. (m)	29,680
281	Technip S.A. (m)	31,654

		326,299

	Germany — 6.2%
189	Allianz SE (m)	32,831
283	Bayer AG (m)	39,359
266	Fresenius Medical Care AG & Co. KGaA (m)	18,323
102	Linde AG (m)	21,283
16	Osram Licht AG (a) (m)	816
489	SAP AG (m)	39,515

		152,127

	Hong Kong — 3.6%
5,818	Belle International Holdings Ltd. (m)	6,050
2,326	Cheung Kong Holdings Ltd. (m)	39,722
3,914	China Overseas Land & Investment Ltd. (m)	9,635
4,874	Hang Lung Properties Ltd. (m)	14,537

SHARES	SECURITY DESCRIPTION	VALUE($)

	Hong Kong — continued
2,503	Sands China Ltd. (m)	18,378

		88,322

	India — 0.5%
302	HDFC Bank Ltd., ADR (m)	12,107

	Indonesia — 0.5%
19,565	Astra International Tbk PT (m)	12,606

	Israel — 0.9%
459	Teva Pharmaceutical Industries Ltd., ADR (m)	22,440

	Japan — 15.4%
2,063	Astellas Pharma, Inc. (m)	22,996
315	Canon, Inc. (m)	9,863
347	Daikin Industries Ltd. (m)	20,043
255	East Japan Railway Co. (m)	18,592
133	FANUC Corp. (m)	23,980
853	Honda Motor Co., Ltd. (m)	28,313
931	Japan Tobacco, Inc. (m)	30,614
1,208	Komatsu Ltd. (m)	26,596
1,680	Kubota Corp. (m)	21,653
360	Makita Corp. (m)	19,153
958	Mitsubishi Corp. (m)	17,146
190	Nidec Corp. (m)	10,719
390	Nitto Denko Corp. (m)	16,898
316	Shin-Etsu Chemical Co., Ltd. (m)	18,531
89	SMC Corp. (m)	21,187
1,030	Sumitomo Corp. (m)	13,371
801	Toyota Motor Corp. (m)	43,266
3,124	Yahoo! Japan Corp. (m)	13,645

		376,566

	Netherlands — 6.4%
339	Akzo Nobel N.V. (m)	26,098
305	ASML Holding N.V. (m)	24,865
2,138	ING Groep N.V., CVA (a) (m)	30,562
1,884	Royal Dutch Shell plc, Class A (m)	74,544

		156,069

	South Korea — 1.8%
49	Hyundai Mobis (m)	13,956
44	Samsung Electronics Co., Ltd., Reg. S, GDR (m)	28,521

		42,477

	Sweden — 1.0%
798	Atlas Copco AB, Class A (m)	23,215

	Switzerland — 13.8%
997	ABB Ltd. (a) (m)	24,015
187	Cie Financiere Richemont S.A., Class A (m)	19,008

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Switzerland — continued
970	Credit Suisse Group AG (a) (m)	30,765
5,018	Glencore Xstrata plc (a) (m)	27,074
194	Holcim Ltd. (a) (m)	17,768
628	Nestle S.A. (m)	48,499
547	Novartis AG (m)	47,522
154	Roche Holding AG (m)	45,215
3	SGS S.A. (m)	6,885
2,145	UBS AG (a) (m)	44,852
89	Zurich Insurance Group AG (a) (m)	25,537

		337,140

	Taiwan — 0.9%
1,067	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	21,446

	United Kingdom — 22.3%
351	Aggreko plc (m)	9,368
9,982	Barclays plc (m)	42,622
2,451	BG Group plc (m)	49,579
639	BHP Billiton plc (m)	20,728
589	British American Tobacco plc (m)	33,999
1,041	Burberry Group plc (m)	26,134
2,364	Centrica plc (m)	13,187
5,333	HSBC Holdings plc (m)	54,532
582	Imperial Tobacco Group plc (m)	25,137
3,625	Marks & Spencer Group plc (m)	27,101
1,796	Meggitt plc (m)	14,488
1,852	Prudential plc (m)	42,573
436	Rio Tinto plc (m)	23,707
1,952	Standard Chartered plc (m)	42,285
796	Tullow Oil plc (m)	11,835
608	Unilever plc (m)	27,208
10,934	Vodafone Group plc (m)	41,512
1,731	WPP plc (m)	37,320

		543,315

	Total Common Stocks (Cost $1,867,604)	2,282,220

Preferred Stocks — 2.7%
	Germany — 2.7%
215	Henkel AG & Co. KGaA (m)	23,998
155	Volkswagen AG (a) (m)	41,847

	Total Preferred Stocks (Cost $46,050)	65,845

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.7%
	Investment Company — 3.7%
91,191	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $91,191)	91,191

	Total Investments — 99.9% (Cost $2,004,845)	2,439,256
	Other Assets in Excess of Liabilities — 0.1%	3,155

	NET ASSETS — 100.0%	$2,442,411

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	9.8%
Banks	8.7
Oil, Gas & Consumable Fuels	6.2
Insurance	5.9
Machinery	5.6
Automobiles	5.2
Metals & Mining	4.9
Textiles, Apparel & Luxury Goods	4.3
Tobacco	3.7
Chemicals	3.4
Food Products	3.1
Capital Markets	3.1
Semiconductors & Semiconductor Equipment	3.1
Electrical Equipment	2.7
Real Estate Management & Development	2.6
Beverages	2.4
Construction Materials	2.4
Hotels, Restaurants & Leisure	1.9
Wireless Telecommunication Services	1.7
Software	1.6
Media	1.5
Energy Equipment & Services	1.3
Diversified Financial Services	1.3
Trading Companies & Distributors	1.3
Multiline Retail	1.1
Household Products	1.0
Others (each less than 1.0%)	6.5
Short-Term Investment	3.7

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	55

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.8%
	Australia — 4.7%
25	AGL Energy Ltd. (m)	366
10	ALS Ltd. (m)	71
81	Alumina Ltd. (a) (m)	102
38	Amcor Ltd. (m)	367
91	AMP Ltd. (m)	427
28	APA Group (m)	176
33	Asciano Ltd. (m)	168
6	ASX Ltd. (m)	199
83	Aurizon Holdings Ltd. (m)	402
76	Australia & New Zealand Banking Group Ltd. (m)	2,441
14	Bendigo and Adelaide Bank Ltd. (m)	150
449	BGP Holdings plc (a) (i)	—
88	BHP Billiton Ltd. (m)	3,101
25	Boral Ltd. (m)	135
49	Brambles Ltd. (m)	429
4	Caltex Australia Ltd. (m)	84
71	CFS Retail Property Trust Group (m)	134
20	Coca-Cola Amatil Ltd. (m)	175
2	Cochlear Ltd. (m)	95
44	Commonwealth Bank of Australia (m)	3,272
15	Computershare Ltd. (m)	173
14	Crown Resorts Ltd. (m)	208
15	CSL Ltd. (m)	941
157	Dexus Property Group (m)	166
24	Echo Entertainment Group Ltd. (m)	63
45	Federation Centres Ltd. (m)	104
2	Flight Centre Travel Group Ltd. (m)	88
61	Fortescue Metals Group Ltd. (m)	287
78	Goodman Group (m)	362
117	GPT Group (m)	428
18	Harvey Norman Holdings Ltd. (m)	55
14	Iluka Resources Ltd. (m)	117
132	Incitec Pivot Ltd. (m)	355
64	Insurance Australia Group Ltd. (m)	344
5	Leighton Holdings Ltd. (m)	90
10	Macquarie Group Ltd. (m)	523
120	Mirvac Group (m)	196
57	National Australia Bank Ltd. (m)	1,874
18	Newcrest Mining Ltd. (a) (m)	180
13	Orica Ltd. (m)	271
34	Origin Energy Ltd. (m)	471
36	Orora Ltd. (m)	47
37	QBE Insurance Group Ltd. (m)	397
4	Ramsay Health Care Ltd. (m)	184
9	Recall Holdings Ltd. (a) (m)	39

SHARES	SECURITY DESCRIPTION	VALUE($)

	Australia — continued
14	Rio Tinto Ltd. (m)	790
30	Santos Ltd. (m)	379
13	Sonic Healthcare Ltd. (m)	210
48	SP AusNet (m)	63
101	Stockland (m)	367
40	Suncorp Group Ltd. (m)	490
16	Sydney Airport (m)	64
24	Tabcorp Holdings Ltd. (m)	83
87	Telstra Corp., Ltd. (m)	421
23	Toll Holdings Ltd. (m)	114
20	Treasury Wine Estates Ltd. (m)	71
28	Wesfarmers Ltd. (m)	1,106
67	Westfield Group (m)	688
77	Westpac Banking Corp. (m)	2,512
16	Whitehaven Coal Ltd. (a) (m)	22
21	Woodside Petroleum Ltd. (m)	786
31	Woolworths Ltd. (m)	1,081
7	WorleyParsons Ltd. (m)	111

		29,615

	Austria — 1.4%
18	Andritz AG (m)	1,147
10	BUWOG AG (a) (m)	177
50	Erste Group Bank AG (m)	1,678
193	IMMOFINANZ AG (a) (m)	716
37	OMV AG (m)	1,742
20	Raiffeisen Bank International AG (m)	624
63	Telekom Austria AG (m)	621
15	Verbund AG (m)	295
10	Vienna Insurance Group AG Wiener Versicherung Gruppe (m)	537
28	Voestalpine AG (m)	1,270

		8,807

	Belgium — 2.3%
62	Anheuser-Busch InBev N.V. (m)	6,753
5	Belgacom S.A. (m)	139
2	Colruyt S.A. (m)	123
3	Delhaize Group S.A. (m)	226
6	Groupe Bruxelles Lambert S.A. (m)	615
12	KBC Groep N.V. (m)	746
16	Solvay S.A. (m)	2,608
41	UCB S.A. (m)	3,340
3	Umicore S.A. (m)	168

		14,718

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Bermuda — 0.1%
14	Seadrill Ltd. (m)	500

	Brazil — 0.2%
36	AMBEV S.A. (m)	266
12	BM&FBovespa S.A. (m)	62
7	BRF S.A. (m)	160
2	Natura Cosmeticos S.A. (m)	38
40	Petroleo Brasileiro S.A. (m)	276
28	Vale S.A. (m)	363

		1,165

	Chile — 0.5%
4,887	Banco Santander Chile (m)	295
9	CAP S.A. (m)	134
78	Cencosud S.A. (m)	260
211	Empresa Nacional de Electricidad S.A. (m)	312
80	Empresas CMPC S.A. (m)	177
34	Empresas COPEC S.A. (m)	434
605	Enersis S.A. (m)	196
21	Enersis S.A., ADR (m)	340
10	ENTEL Chile S.A. (m)	126
13	Latam Airlines Group S.A. (m)	206
46	S.A.C.I. Falabella (m)	387

		2,867

	China — 0.7%
635	Bank of China Ltd., Class H (m)	280
112	BYD Co., Ltd., Class H (a) (m)	607
372	China Construction Bank Corp., Class H (m)	258
94	China Life Insurance Co., Ltd., Class H (m)	245
136	CNOOC Ltd. (m)	225
516	Datang International Power Generation Co., Ltd., Class H (m)	192
210	Huaneng Power International, Inc., Class H (m)	206
526	Industrial & Commercial Bank of China Ltd., Class H (m)	314
16	MGM China Holdings Ltd. (m)	54
225	PetroChina Co., Ltd., Class H (m)	259
25	Ping An Insurance Group Co. of China Ltd., Class H (m)	182
11	Tencent Holdings Ltd. (m)	699
96	Tingyi Cayman Islands Holding Corp. (m)	267
24	Wynn Macau Ltd. (m)	93
54	Yangzijiang Shipbuilding Holdings Ltd. (m)	47
177	Yanzhou Coal Mining Co., Ltd., Class H (m)	133
283	Zhejiang Expressway Co., Ltd., Class H (m)	245

		4,306

SHARES		SECURITY DESCRIPTION	VALUE($)

		Denmark — 1.2%
—	(h)	AP Moeller - Maersk A/S, Class A (m)	261
—	(h)	AP Moeller - Maersk A/S, Class B (m)	752
5		Carlsberg A/S, Class B (m)	492
30		Danske Bank A/S (m)	837
8		DSV A/S (m)	251
85		Novo Nordisk A/S, Class B (m)	3,844
11		Novozymes A/S, Class B (m)	550
52		TDC A/S (m)	492

			7,479

		Finland — 1.4%
24		Fortum OYJ (m)	550
3		Kesko OYJ, Class B (m)	109
16		Kone OYJ, Class B (m)	670
7		Metso OYJ (m)	301
5		Neste Oil OYJ (m)	105
210		Nokia OYJ (a) (m)	1,574
6		Nokian Renkaat OYJ (m)	249
23		Sampo, Class A (m)	1,138
34		Stora Enso OYJ, Class R (m)	352
98		UPM-Kymmene OYJ (m)	1,716
7		Valmet Corp. (m)	87
35		Wartsila OYJ Abp (m)	1,942

			8,793

		France — 9.0%
7		Accor S.A. (m)	351
15		Air Liquide S.A. (m)	2,157
55		Airbus Group N.V. (m)	3,784
10		Alstom S.A. (m)	430
3		Arkema S.A. (m)	362
84		AXA S.A. (m)	2,180
51		BNP Paribas S.A. (m)	3,806
10		Bouygues S.A. (m)	442
7		Cap Gemini S.A. (m)	524
28		Carrefour S.A. (m)	1,082
3		Casino Guichard Perrachon S.A. (a) (m)	353
2		Christian Dior S.A. (m)	511
19		Cie de St -Gobain (m)	1,181
8		Cie Generale des Etablissements Michelin (m)	930
48		Credit Agricole S.A. (a) (m)	764
6		Danone S.A. (m)	411
9		Edenred (m)	305
12		Electricite de France (m)	456
1		Essilor International S.A. (m)	156
1		Fonciere Des Regions (a) (m)	120

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	57

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		France — continued
60		GDF Suez (m)	1,505
1		Gecina S.A. (m)	122
21		Groupe Eurotunnel S.A. (m)	276
—	(h)	Groupe Fnac (a) (m)	17
1		ICADE (a) (m)	98
1		Iliad S.A. (m)	243
1		Imerys S.A. (m)	120
3		Kering (m)	717
9		Lafarge S.A. (m)	832
5		Lagardere S.C.A (m)	217
11		Legrand S.A. (m)	735
2		L’Oreal S.A. (m)	387
7		LVMH Moet Hennessy Louis Vuitton S.A. (m)	1,422
85		Orange S.A. (m)	1,376
1		Pernod-Ricard S.A. (m)	173
9		Peugeot S.A. (a) (m)	157
9		Publicis Groupe S.A. (m)	727
27		Renault S.A. (m)	2,644
4		Rexel S.A. (m)	113
11		Safran S.A. (m)	739
52		Sanofi (m)	5,627
20		Schneider Electric S.A. (m)	1,865
57		SCOR SE (a) (m)	2,097
1		Societe BIC S.A. (m)	159
33		Societe Generale S.A. (m)	2,073
5		Sodexo (m)	521
12		Suez Environnement Co. (m)	227
5		Technip S.A. (m)	552
102		Total S.A. (m)	7,280
5		Unibail-Rodamco SE (m)	1,485
5		Vallourec S.A. (m)	306
22		Vinci S.A. (m)	1,651
10		Vivendi S.A. (m)	270
1		Wendel S.A. (m)	192
7		Zodiac Aerospace (m)	223

			57,453

		Germany — 12.2%
14		adidas AG (m)	1,531
39		Allianz SE (m)	6,823
2		Axel Springer SE (m)	142
63		BASF SE (a) (m)	7,329
67		Bayer AG (m)	9,250
22		Bayerische Motoren Werke AG (m)	2,821
2		Beiersdorf AG (m)	240
4		Brenntag AG (m)	637

SHARES	SECURITY DESCRIPTION	VALUE($)

	Germany — continued
50	Commerzbank AG (a) (m)	887
21	Continental AG (m)	4,854
36	Daimler AG (m)	3,346
60	Deutsche Bank AG (m)	2,661
14	Deutsche Boerse AG (m)	1,011
18	Deutsche Lufthansa AG (m)	451
25	Deutsche Post AG (m)	954
203	Deutsche Telekom AG (m)	3,419
121	E.ON SE (m)	2,316
6	Fresenius Medical Care AG & Co. KGaA (m)	396
3	Fresenius SE & Co. KGaA (m)	505
12	GEA Group AG (m)	527
2	Hannover Rueck SE (m)	141
9	HeidelbergCement AG (m)	772
8	Henkel AG & Co. KGaA (m)	844
2	Hochtief AG (m)	166
1	Hugo Boss AG (m)	192
72	Infineon Technologies AG (m)	833
12	K+S AG (m)	410
2	Lanxess AG (m)	151
11	Linde AG (m)	2,254
4	Merck KGaA (a) (m)	697
10	Metro AG (m)	386
12	Muenchener Rueckversicherungs AG (a) (m)	2,832
4	Osram Licht AG (a) (m)	201
34	RWE AG (m)	1,287
2	Salzgitter AG (m)	98
91	SAP AG (m)	7,373
56	Siemens AG (m)	7,420
5	Suedzucker AG (m)	109
26	ThyssenKrupp AG (a) (m)	755
6	United Internet AG (m)	257
2	Volkswagen AG (a) (m)	476

		77,754

	Hong Kong — 1.1%
154	AIA Group Ltd. (m)	749
3	ASM Pacific Technology Ltd. (m)	31
125	Belle International Holdings Ltd. (m)	130
56	BOC Hong Kong Holdings Ltd. (m)	165
14	Cathay Pacific Airways Ltd. (m)	26
42	Cheung Kong Holdings Ltd. (m)	720
20	Cheung Kong Infrastructure Holdings Ltd. (m)	131
47	China Mobile Ltd. (m)	447
17	CLP Holdings Ltd. (m)	135
32	First Pacific Co., Ltd. (m)	36

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Hong Kong — continued
65	Galaxy Entertainment Group Ltd. (a) (m)	513
35	Hang Lung Properties Ltd. (m)	104
35	Hang Seng Bank Ltd. (m)	569
15	Henderson Land Development Co., Ltd. (m)	92
36	HKT Trust and HKT Ltd. (m)	38
21	Hong Kong Exchanges and Clearing Ltd. (m)	371
8	Hopewell Holdings Ltd. (m)	26
31	Hutchison Whampoa Ltd. (m)	429
9	Hysan Development Co., Ltd. (m)	39
5	Kerry Logistics Network Ltd. (a) (m)	8
11	Kerry Properties Ltd. (m)	35
94	Li & Fung Ltd. (m)	137
37	Link REIT (The) (m)	184
20	MTR Corp., Ltd. (m)	76
92	Noble Group Ltd. (m)	95
23	NWS Holdings Ltd. (m)	39
3	Orient Overseas International Ltd. (m)	13
54	PCCW Ltd. (m)	29
22	Power Assets Holdings Ltd. (m)	190
40	Sands China Ltd. (m)	291
20	Shangri-La Asia Ltd. (m)	33
237	Sino Land Co., Ltd. (m)	355
26	SJM Holdings Ltd. (m)	72
10	Swire Pacific Ltd., Class A (m)	120
51	Wharf Holdings Ltd. (m)	360
3	Wing Hang Bank Ltd. (m)	40
10	Yue Yuen Industrial Holdings Ltd. (m)	31

		6,859

	Hungary — 0.7%
166	Magyar Telekom Telecommunications plc (m)	237
18	MOL Hungarian Oil and Gas plc (m)	1,054
98	OTP Bank plc (m)	1,874
61	Richter Gedeon Nyrt. (m)	1,050

		4,215

	India — 0.6%
18	Bharat Heavy Electricals Ltd. (m)	53
22	Housing Development Finance Corp. (m)	321
6	ICICI Bank Ltd., ADR (m)	261
19	IDFC Ltd. (m)	35
6	Infosys Ltd. (m)	344
141	ITC Ltd., Reg. S, GDR (m)	799
68	Jaiprakash Associates Ltd. (m)	61
5	Larsen & Toubro Ltd., Reg. S, GDR (m)	108
8	Mahindra & Mahindra Ltd. (m)	139

SHARES		SECURITY DESCRIPTION	VALUE($)

		India — continued
30		NTPC Ltd. (m)	58
23		Oil & Natural Gas Corp., Ltd. (m)	127
9		Ranbaxy Laboratories Ltd., Reg. S, GDR (a) (m)	69
19		Reliance Industries Ltd. (m)	296
6		Reliance Industries Ltd., GDR (e) (m)	181
41		Sesa Sterlite Ltd. (m)	125
21		Sun Pharmaceutical Industries Ltd. (m)	218
25		Tata Motors Ltd. (m)	173
48		Tata Power Co., Ltd. (m)	62
48		UPL Ltd. (m)	213

			3,643

		Ireland — 0.7%
83		CRH plc (m)	2,411
10		Kerry Group plc, Class A (m)	815
5		Perrigo Co. plc (m)	694
1		Prothena Corp. plc (a) (m)	27
10		Shire plc (m)	557

			4,504

		Israel — 0.7%
66		Bank Hapoalim BM (m)	374
63		Bank Leumi Le-Israel BM (a) (m)	248
97		Bezeq Israeli Telecommunication Corp., Ltd. (m)	175
—	(h)	Delek Group Ltd. (m)	94
23		Israel Chemicals Ltd. (m)	200
—	(h)	Israel Corp., Ltd. (The) (a) (m)	66
2		Mellanox Technologies Ltd. (a) (m)	64
6		Mizrahi Tefahot Bank Ltd. (m)	84
3		NICE Systems Ltd. (m)	131
42		Teva Pharmaceutical Industries Ltd. (m)	2,070
17		Teva Pharmaceutical Industries Ltd., ADR (m)	830

			4,336

		Italy — 8.1%
161		Assicurazioni Generali S.p.A. (m)	3,758
40		Atlantia S.p.A. (m)	1,031
902		Banca Monte dei Paschi di Siena S.p.A. (a) (m)	302
27		Banco Popolare SC (a) (m)	550
280		Enel Green Power S.p.A. (m)	802
1,069		Enel S.p.A. (m)	6,057
455		Eni S.p.A. (m)	11,785
12		Exor S.p.A. (m)	534
142		Fiat S.p.A. (a) (m)	1,711
71		Finmeccanica S.p.A. (a) (m)	661
1,919		Intesa Sanpaolo S.p.A. (m)	6,480
20		Luxottica Group S.p.A. (m)	1,160

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	59

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Italy — continued
1	Mediaset S.p.A. (a) (m)	8
75	Mediobanca S.p.A. (a) (m)	837
38	Pirelli & C. S.p.A. (m)	639
31	Prysmian S.p.A. (m)	806
43	Saipem S.p.A. (m)	1,164
274	Snam S.p.A. (m)	1,647
2,452	Telecom Italia S.p.A. (a) (m)	3,151
215	Terna Rete Elettrica Nazionale S.p.A. (m)	1,166
660	UniCredit S.p.A. (m)	5,909
141	Unione di Banche Italiane ScpA (m)	1,341

		51,499

	Japan — 18.3%
40	77 Bank Ltd. (The) (m)	181
1	ABC-Mart, Inc. (m)	54
20	Acom Co., Ltd. (a) (m)	68
3	AEON Financial Service Co., Ltd. (m)	76
4	Aeon Mall Co., Ltd. (m)	93
7	Air Water, Inc. (m)	98
9	Aisin Seiki Co., Ltd. (m)	307
30	Ajinomoto Co., Inc. (m)	442
2	Alfresa Holdings Corp. (m)	131
17	Amada Co., Ltd. (m)	124
55	ANA Holdings, Inc. (m)	120
28	Aozora Bank Ltd. (m)	83
33	Asahi Glass Co., Ltd. (m)	189
18	Asahi Group Holdings Ltd. (m)	485
169	Asahi Kasei Corp. (m)	1,152
143	Astellas Pharma, Inc. (m)	1,600
15	Bank of Kyoto Ltd. (The) (m)	122
41	Bank of Yokohama Ltd. (The) (m)	206
3	Benesse Holdings, Inc. (m)	109
34	Bridgestone Corp. (m)	1,202
11	Brother Industries Ltd. (m)	159
3	Calbee, Inc. (m)	78
57	Canon, Inc. (m)	1,786
12	Casio Computer Co., Ltd. (m)	132
14	Central Japan Railway Co. (m)	1,658
50	Chiba Bank Ltd. (The) (m)	317
8	Chiyoda Corp. (m)	107
29	Chubu Electric Power Co., Inc. (a) (m)	334
13	Chugai Pharmaceutical Co., Ltd. (m)	337
9	Chugoku Bank Ltd. (The) (m)	119
15	Chugoku Electric Power Co., Inc. (The) (m)	191
17	Coca-Cola West Co., Ltd. (m)	303
30	Cosmo Oil Co., Ltd. (m)	56

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — continued
8	Credit Saison Co., Ltd. (m)	167
37	Dai Nippon Printing Co., Ltd. (m)	336
13	Daicel Corp. (m)	112
14	Daido Steel Co., Ltd. (m)	68
10	Daihatsu Motor Co., Ltd. (m)	166
49	Dai-ichi Life Insurance Co., Ltd. (The) (m)	678
10	Daiichi Sankyo Co., Ltd. (m)	166
14	Daikin Industries Ltd. (m)	792
7	Dainippon Sumitomo Pharma Co., Ltd. (m)	106
23	Daiwa House Industry Co., Ltd. (m)	394
92	Daiwa Securities Group, Inc. (m)	693
5	Dena Co., Ltd. (m)	88
21	Denki Kagaku Kogyo KK (m)	71
25	Denso Corp. (m)	1,147
12	Dentsu, Inc. (m)	504
49	DMG Mori Seiki Co., Ltd. (m)	610
3	Don Quijote Holdings Co Ltd. (m)	132
18	East Japan Railway Co. (m)	1,284
24	Electric Power Development Co., Ltd. (m)	647
7	FANUC Corp. (m)	1,253
3	Fast Retailing Co., Ltd. (m)	940
28	Fuji Electric Co., Ltd. (m)	127
33	Fuji Heavy Industries Ltd. (m)	873
21	FUJIFILM Holdings Corp. (m)	543
101	Fujitsu Ltd. (m)	595
38	Fukuoka Financial Group, Inc. (m)	154
30	Furukawa Electric Co., Ltd. (m)	68
5	Gree, Inc. (m)	45
18	Gunma Bank Ltd. (The) (m)	94
21	Hachijuni Bank Ltd. (The) (m)	115
3	Hamamatsu Photonics KK (m)	149
47	Hankyu Hanshin Holdings, Inc. (m)	258
22	Hisamitsu Pharmaceutical Co., Inc. (m)	921
6	Hitachi Chemical Co., Ltd. (m)	81
3	Hitachi High-Technologies Corp. (m)	71
293	Hitachi Ltd. (m)	2,089
9	Hokkaido Electric Power Co., Inc. (a) (m)	52
9	Hokuriku Electric Power Co. (m)	108
81	Honda Motor Co., Ltd. (m)	2,681
20	Hoya Corp. (m)	583
11	Hulic Co., Ltd. (m)	138
5	Ibiden Co., Ltd. (m)	97
7	Idemitsu Kosan Co., Ltd. (m)	150
85	IHI Corp. (m)	339
71	Inpex Corp. (m)	1,040

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Japan — continued
21		Isetan Mitsukoshi Holdings Ltd. (m)	255
18		ITOCHU Corp. (m)	202
1		Itochu Techno-Solutions Corp. (m)	48
13		Iyo Bank Ltd. (The) (m)	117
23		J. Front Retailing Co., Ltd. (m)	147
3		Japan Airlines Co., Ltd. (m)	155
1		Japan Petroleum Exploration Co. (m)	45
—	(h)	Japan Retail Fund Investment Corp. (m)	193
16		Japan Steel Works Ltd. (The) (m)	68
52		Japan Tobacco, Inc. (m)	1,712
33		JFE Holdings, Inc. (m)	605
9		JSR Corp. (m)	141
10		JTEKT Corp. (m)	153
117		JX Holdings, Inc. (m)	609
41		Kajima Corp. (m)	156
10		Kamigumi Co., Ltd. (m)	100
30		Kansai Electric Power Co., Inc. (The) (a) (m)	249
11		Kansai Paint Co., Ltd. (m)	154
9		Kao Corp. (m)	343
95		Kawasaki Heavy Industries Ltd. (m)	353
27		KDDI Corp. (m)	1,451
23		Keikyu Corp. (m)	192
27		Keio Corp. (m)	191
14		Keisei Electric Railway Co., Ltd. (m)	122
8		Kikkoman Corp. (m)	159
6		Kinden Corp. (m)	57
69		Kintetsu Corp. (m)	241
49		Kirin Holdings Co., Ltd. (m)	675
5		Koito Manufacturing Co., Ltd. (m)	109
48		Komatsu Ltd. (m)	1,065
23		Konica Minolta, Inc. (m)	214
2		Kubota Corp. (m)	29
5		Kurita Water Industries Ltd. (m)	114
7		Kyocera Corp. (m)	307
53		Kyowa Hakko Kirin Co., Ltd. (m)	599
27		Kyushu Electric Power Co., Inc. (m)	276
18		LIXIL Group Corp. (m)	464
7		M3, Inc. (m)	91
1		Mabuchi Motor Co., Ltd. (m)	75
7		Makita Corp. (m)	386
97		Marubeni Corp. (m)	647
59		Marui Group Co., Ltd. (m)	526
3		Maruichi Steel Tube Ltd. (m)	63
140		Mazda Motor Corp. (m)	626
3		McDonald’s Holdings Co., Japan Ltd. (m)	86

SHARES		SECURITY DESCRIPTION	VALUE($)

		Japan — continued
7		Medipal Holdings Corp. (m)	94
3		Miraca Holdings, Inc. (m)	113
57		Mitsubishi Chemical Holdings Corp. (m)	228
72		Mitsubishi Corp. (m)	1,286
98		Mitsubishi Electric Corp. (m)	1,112
66		Mitsubishi Estate Co., Ltd. (m)	1,505
20		Mitsubishi Gas Chemical Co., Inc. (m)	114
159		Mitsubishi Heavy Industries Ltd. (m)	839
6		Mitsubishi Logistics Corp. (m)	82
51		Mitsubishi Materials Corp. (m)	149
632		Mitsubishi UFJ Financial Group, Inc. (m)	3,362
29		Mitsubishi UFJ Lease & Finance Co., Ltd. (m)	141
89		Mitsui & Co., Ltd. (m)	1,263
62		Mitsui Fudosan Co., Ltd. (m)	1,827
51		Mitsui OSK Lines Ltd. (m)	170
836		Mizuho Financial Group, Inc. (m)	1,637
29		MS&AD Insurance Group Holdings (m)	655
11		Murata Manufacturing Co., Ltd. (m)	900
5		Nabtesco Corp. (m)	114
9		Namco Bandai Holdings, Inc. (m)	190
86		NEC Corp. (m)	242
6		Nexon Co., Ltd. (m)	43
8		NGK Spark Plug Co., Ltd. (m)	194
8		NHK Spring Co., Ltd. (m)	68
10		Nidec Corp. (m)	549
11		Nikon Corp. (m)	177
—	(h)	Nippon Building Fund, Inc. (m)	266
39		Nippon Express Co., Ltd. (m)	183
8		Nippon Meat Packers, Inc. (m)	143
535		Nippon Steel & Sumitomo Metal Corp. (m)	1,404
23		Nippon Telegraph & Telephone Corp. (m)	1,260
108		Nippon Yusen KK (m)	293
32		Nishi-Nippon City Bank Ltd. (The) (m)	73
126		Nissan Motor Co., Ltd. (m)	1,088
3		Nitori Holdings Co., Ltd. (m)	155
17		NKSJ Holdings, Inc. (m)	432
5		NOK Corp. (m)	87
184		Nomura Holdings, Inc. (m)	1,066
5		Nomura Real Estate Holdings, Inc. (m)	92
—	(h)	Nomura Real Estate Office Fund, Inc. (m)	61
5		Nomura Research Institute Ltd. (m)	148
8		NTT Data Corp. (m)	298
77		NTT DOCOMO, Inc. (m)	1,233
6		NTT Urban Development Corp. (m)	48
32		Obayashi Corp. (m)	209

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	61

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
37	OJI Paper Co., Ltd. (m)	156
14	Olympus Corp. (a) (m)	429
15	Omron Corp. (m)	542
2	Oracle Corp. Japan (m)	90
56	ORIX Corp. (m)	817
88	Osaka Gas Co., Ltd. (m)	332
1	Otsuka Corp. (m)	95
38	Otsuka Holdings Co., Ltd. (m)	1,092
91	Panasonic Corp. (m)	992
97	Resona Holdings, Inc. (m)	495
24	Ricoh Co., Ltd. (m)	278
2	Rinnai Corp. (m)	125
8	Sanrio Co., Ltd. (m)	247
4	Santen Pharmaceutical Co., Ltd. (m)	165
12	SBI Holdings, Inc. (m)	134
12	Secom Co., Ltd. (m)	699
40	Sega Sammy Holdings, Inc. (m)	808
38	Seven & I Holdings Co., Ltd. (m)	1,511
26	Seven Bank Ltd. (m)	100
8	Shikoku Electric Power Co., Inc. (a) (m)	96
12	Shimadzu Corp. (m)	103
1	Shimamura Co., Ltd. (m)	102
6	Shimano, Inc. (m)	570
27	Shimizu Corp. (m)	151
12	Shin-Etsu Chemical Co., Ltd. (m)	728
74	Shinsei Bank Ltd. (m)	144
10	Shionogi & Co., Ltd. (m)	170
23	Shiseido Co., Ltd. (m)	413
69	Showa Denko KK (m)	92
9	Showa Shell Sekiyu KK (m)	88
3	SMC Corp. (m)	762
44	SoftBank Corp. (m)	3,284
55	Sojitz Corp. (m)	87
25	Sony Corp. (m)	442
9	Sony Financial Holdings, Inc. (m)	136
7	Stanley Electric Co., Ltd. (m)	150
6	Sumco Corp. (m)	48
96	Sumitomo Corp. (m)	1,252
43	Sumitomo Electric Industries Ltd. (m)	589
27	Sumitomo Heavy Industries Ltd. (m)	114
24	Sumitomo Metal Mining Co., Ltd. (m)	364
67	Sumitomo Mitsui Financial Group, Inc. (m)	2,633
169	Sumitomo Mitsui Trust Holdings, Inc. (m)	696
21	Sumitomo Realty & Development Co., Ltd. (m)	826
8	Sumitomo Rubber Industries Ltd. (m)	111

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — continued
25	Suzuken Co., Ltd. (m)	883
29	Suzuki Motor Corp. (m)	738
7	Sysmex Corp. (m)	222
26	T&D Holdings, Inc. (m)	314
54	Taiheiyo Cement Corp. (m)	189
2	Taisho Pharmaceutical Holdings Co., Ltd. (m)	130
11	Taiyo Nippon Sanso Corp. (m)	88
12	Takashimaya Co., Ltd. (m)	115
40	Takeda Pharmaceutical Co., Ltd. (m)	1,803
14	Terumo Corp. (m)	284
6	THK Co., Ltd. (m)	123
67	Tobu Railway Co., Ltd. (m)	329
5	Toho Co., Ltd. (m)	97
20	Toho Gas Co., Ltd. (m)	98
30	Tohoku Electric Power Co., Inc. (m)	282
21	Tokio Marine Holdings, Inc. (m)	607
8	Tokyo Electron Ltd. (m)	439
204	Tokyo Gas Co., Ltd. (m)	1,068
14	TonenGeneral Sekiyu KK (m)	132
27	Toppan Printing Co., Ltd. (m)	187
211	Toshiba Corp. (m)	826
7	Toyo Suisan Kaisha Ltd. (m)	224
3	Toyoda Gosei Co., Ltd. (m)	56
3	Toyota Boshoku Corp. (m)	31
11	Toyota Industries Corp. (m)	489
120	Toyota Motor Corp. (m)	6,457
14	Toyota Tsusho Corp. (m)	379
3	Tsumura & Co. (m)	69
4	Unicharm Corp. (m)	228
6	Ushio, Inc. (m)	72
11	USS Co., Ltd. (m)	158
7	West Japan Railway Co. (m)	276
44	Yamada Denki Co., Ltd. (m)	161
9	Yamaguchi Financial Group, Inc. (m)	83
8	Yamaha Corp. (m)	103
13	Yamaha Motor Co., Ltd. (m)	205
17	Yamato Holdings Co., Ltd. (m)	355
2	Yamato Kogyo Co., Ltd. (m)	55
11	Yaskawa Electric Corp. (m)	124
10	Yokogawa Electric Corp. (m)	133

		116,177

	Luxembourg — 0.4%
45	ArcelorMittal (m)	740
1	Millicom International Cellular S.A., SDR, (m)	131
2	SES S.A. (m)	77

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Luxembourg — continued
77	Tenaris S.A. (m)	1,708

		2,656

	Mexico — 0.6%
92	Alfa S.A.B. de C.V., Class A (m)	242
1,055	America Movil S.A.B. de C.V., Series L (m)	1,061
286	Cemex S.A.B. de C.V. (a) (m)	365
65	Fomento Economico Mexicano S.A.B. de C.V. (m)	597
74	Grupo Bimbo S.A.B. de C.V., Series A (m)	205
12	Grupo Carso S.A.B. de C.V., Series A1 (m)	63
132	Grupo Mexico S.A.B. de C.V., Series B (m)	398
82	Grupo Televisa S.A.B. (m)	539
71	Kimberly-Clark de Mexico S.A.B. de C.V., Class A (m)	185
12	Minera Frisco S.A.B. de C.V., Class A1 (a) (m)	23
159	Wal-Mart de Mexico S.A.B. de C.V., Series V (m)	402

		4,080

	Netherlands — 3.6%
96	Aegon N.V. (m)	881
12	Akzo Nobel N.V. (m)	903
16	ASML Holding N.V. (m)	1,344
7	Delta Lloyd N.V. (m)	196
3	Fugro N.V., CVA (m)	218
3	Heineken N.V. (m)	204
228	ING Groep N.V., CVA (a) (m)	3,257
44	Koninklijke Ahold N.V. (m)	851
3	Koninklijke Boskalis Westminster N.V. (m)	180
2	Koninklijke DSM N.V. (m)	154
174	Koninklijke KPN N.V. (a) (m)	619
58	Koninklijke Philips N.V. (m)	1,860
1	Koninklijke Vopak N.V. (m)	45
18	QIAGEN N.V. (a) (m)	393
2	Randstad Holding N.V. (m)	99
9	Reed Elsevier N.V. (m)	178
107	Royal Dutch Shell plc, Class A (m)	4,244
52	Royal Dutch Shell plc, Class B (m)	2,227
16	TNT Express N.V. (m)	149
91	Unilever N.V., CVA (m)	3,923
18	Wolters Kluwer N.V. (m)	504
7	Ziggo N.V. (m)	315

		22,744

	New Zealand — 0.5%
195	Auckland International Airport Ltd. (m)	670
85	Contact Energy Ltd. (m)	417

SHARES	SECURITY DESCRIPTION	VALUE($)

	New Zealand — continued
142	Fletcher Building Ltd. (m)	1,206
403	Telecom Corp. of New Zealand Ltd. (m)	962

		3,255

	Norway — 1.4%
12	Aker Solutions ASA (m)	188
81	DNB ASA (m)	1,432
18	Gjensidige Forsikring ASA (m)	333
33	Norsk Hydro ASA (m)	178
63	Orkla ASA (m)	520
68	Statoil ASA (m)	2,073
147	Telenor ASA (m)	3,465
14	Yara International ASA (m)	678

		8,867

	Philippines — 0.7%
32	Ayala Corp. (m)	448
859	Ayala Land, Inc. (m)	582
164	Bank of the Philippine Islands (m)	334
140	BDO Unibank, Inc. (m)	278
7	Globe Telecom, Inc. (m)	253
143	Jollibee Foods Corp. (m)	554
63	Manila Electric Co. (m)	398
8	Philippine Long Distance Telephone Co. (m)	508
39	SM Investments Corp. (m)	628
1,267	SM Prime Holdings, Inc. (m)	465

		4,448

	Portugal — 1.2%
419	Banco Espirito Santo S.A. (a) (m)	742
865	EDP - Energias de Portugal S.A. (m)	4,200
86	Galp Energia SGPS S.A., Class B (m)	1,497
50	Jeronimo Martins SGPS S.A. (m)	868
142	Portugal Telecom SGPS S.A. (m)	590

		7,897

	Singapore — 0.7%
138	CapitaMalls Asia Ltd. (m)	243
12	City Developments Ltd. (m)	105
46	ComfortDelgro Corp., Ltd. (m)	78
46	DBS Group Holdings Ltd. (m)	622
71	Genting Singapore plc (m)	75
54	Global Logistic Properties Ltd. (m)	123
173	Golden Agri-Resources Ltd. (m)	85
125	Hutchison Port Holdings Trust, Class U (m)	85
3	Jardine Cycle & Carriage Ltd. (m)	117
29	Keppel Corp., Ltd. (m)	247

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	63

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Singapore — continued
18	Keppel Land Ltd. (m)	50
43	Olam International Ltd. (m)	77
64	Oversea-Chinese Banking Corp., Ltd. (m)	496
23	Sembcorp Industries Ltd. (m)	98
22	Sembcorp Marine Ltd. (m)	72
18	Singapore Airlines Ltd. (m)	150
24	Singapore Exchange Ltd. (m)	133
43	Singapore Press Holdings Ltd. (m)	145
40	Singapore Technologies Engineering Ltd. (m)	122
198	Singapore Telecommunications Ltd. (m)	605
15	StarHub Ltd. (m)	50
34	United Overseas Bank Ltd. (m)	588
11	UOL Group Ltd. (m)	55
54	Wilmar International Ltd. (m)	147

		4,568

	South Africa — 0.7%
1	Anglo American Platinum Ltd. (a) (m)	33
4	AngloGold Ashanti Ltd. (m)	77
7	Barclays Africa Group Ltd. (m)	101
8	Bidvest Group Ltd. (m)	215
83	FirstRand Ltd. (m)	304
16	Gold Fields Ltd. (m)	66
15	Impala Platinum Holdings Ltd. (m)	169
39	MTN Group Ltd. (m)	787
10	Naspers Ltd., Class N (m)	949
37	PPC Ltd. (m)	108
50	Sanlam Ltd. (m)	269
14	Sasol Ltd. (m)	780
11	Shoprite Holdings Ltd. (m)	187
13	Sibanye Gold Ltd. (m)	34
23	Standard Bank Group Ltd. (m)	304
37	Steinhoff International Holdings Ltd. (m)	191
6	Tiger Brands Ltd. (m)	153

		4,727

	South Korea — 0.8%
2	Daelim Industrial Co., Ltd. (m)	197
8	Daewoo Shipbuilding & Marine Engineering Co., Ltd. (m)	222
1	E-Mart Co., Ltd. (m)	149
1	Hyundai Mobis (m)	317
1	Hyundai Motor Co. (m)	291
4	KB Financial Group, Inc. (m)	153
2	LG Chem Ltd. (m)	405
4	LG Electronics, Inc. (m)	252
1	POSCO (m)	275

SHARES		SECURITY DESCRIPTION	VALUE($)

		South Korea — continued
1		Samsung Electronics Co., Ltd. (m)	1,305
2		Samsung Fire & Marine Insurance Co., Ltd. (m)	458
6		Shinhan Financial Group Co., Ltd. (m)	265
—	(h)	Shinsegae Co., Ltd. (m)	34
8		SK Hynix, Inc. (a) (m)	328
1		SK Innovation Co., Ltd. (m)	93
1		SK Telecom Co., Ltd. (m)	185

			4,929

		Spain — 6.2%
19		Abertis Infraestructuras S.A. (m)	433
1		Acciona S.A. (m)	89
14		ACS Actividades de Construccion y Servicios S.A. (m)	588
24		Amadeus IT Holding S.A., Class A (m)	1,016
483		Banco Bilbao Vizcaya Argentaria S.A. (m)	5,944
179		Banco de Sabadell S.A. (m)	610
54		Banco Popular Espanol S.A. (m)	398
1,033		Banco Santander S.A. (a) (m)	10,273
229		Distribuidora Internacional de Alimentacion S.A. (m)	2,049
8		Enagas S.A. (m)	239
35		Ferrovial S.A. (m)	780
30		Gas Natural SDG S.A. (m)	871
7		Grifols S.A. (m)	394
559		Iberdrola S.A. (m)	3,902
20		Inditex S.A. (m)	3,030
9		Red Electrica Corp. S.A. (m)	763
75		Repsol S.A. (m)	2,020
358		Telefonica S.A. (m)	6,002
12		Zardoya Otis S.A. (m)	204

			39,605

		Sweden — 1.6%
8		Atlas Copco AB, Class B (m)	230
7		Boliden AB (m)	102
6		Electrolux AB, Series B (m)	160
6		Hexagon AB, Class B (m)	183
10		Husqvarna AB, Class B (m)	81
3		Industrivarden AB, Class C (m)	71
5		Investment AB Kinnevik, Class B (m)	183
6		Lundin Petroleum AB (a) (m)	119
290		Nordea Bank AB (m)	4,198
29		Sandvik AB (a) (m)	414
7		Scania AB, Class B (m)	202
9		Securitas AB, Class B (m)	103
42		Skandinaviska Enskilda Banken AB, Class A (m)	579

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Sweden — continued
7		Skanska AB, Class B (m)	163
11		SKF AB, Class B (m)	287
16		Svenska Cellulosa AB SCA, Class B (m)	451
14		Svenska Handelsbanken AB, Class A (m)	705
79		Telefonaktiebolaget LM Ericsson, Class B (m)	955
54		TeliaSonera AB (m)	393
39		Volvo AB, Class B (m)	611

			10,190

		Switzerland — 2.9%
24		ABB Ltd. (a) (m)	570
1		Actelion Ltd. (a) (m)	109
—	(h)	Aryzta AG (a) (m)	13
—	(h)	Banque Cantonale Vaudoise (a) (m)	26
—	(h)	Barry Callebaut AG (a) (m)	31
6		Cie Financiere Richemont S.A., Class A (m)	579
16		Credit Suisse Group AG (a) (m)	519
—	(h)	EMS-Chemie Holding AG (m)	44
—	(h)	Geberit AG (m)	97
—	(h)	Givaudan S.A. (a) (m)	147
148		Glencore Xstrata plc (a) (m)	796
22		Holcim Ltd. (a) (m)	1,982
2		Julius Baer Group Ltd. (a) (m)	109
—	(h)	Kuehne & Nagel International AG (m)	58
—	(h)	Lindt & Spruengli AG (m)	58
40		Nestle S.A. (m)	3,109
38		Novartis AG (m)	3,265
—	(h)	Partners Group Holding AG (m)	48
8		Roche Holding AG (m)	2,377
—	(h)	SGS S.A. (m)	143
1		Sonova Holding AG (a) (m)	85
—	(h)	Sulzer AG (m)	31
1		Swatch Group AG (The) (m)	266
—	(h)	Swiss Life Holding AG (a) (m)	85
29		Swiss Re AG (a) (m)	2,522
—	(h)	Swisscom AG (m)	125
4		Transocean Ltd. (m)	164
46		UBS AG (a) (m)	962
4		Wolseley plc (m)	216

			18,536

		Taiwan — 0.5%
19		Asustek Computer, Inc. (m)	191
135		Cathay Financial Holding Co., Ltd. (m)	190
215		China Steel Corp. (m)	181
22		Chunghwa Telecom Co., Ltd. (m)	69

SHARES	SECURITY DESCRIPTION	VALUE($)

	Taiwan — continued
196	CTBC Financial Holding Co., Ltd. (m)	116
143	Far Eastern New Century Corp. (m)	147
69	Formosa Plastics Corp. (m)	177
109	Hon Hai Precision Industry Co., Ltd. (m)	312
6	HTC Corp. (m)	32
21	MediaTek, Inc. (m)	330
66	Nan Ya Plastics Corp. (m)	144
89	Pegatron Corp. (m)	135
87	Quanta Computer, Inc. (m)	238
470	Taishin Financial Holding Co., Ltd. (m)	213
91	Taiwan Cement Corp. (m)	145
49	Taiwan Mobile Co., Ltd. (m)	159
153	Taiwan Semiconductor Manufacturing Co., Ltd. (m)	603
195	United Microelectronics Corp. (m)	85

		3,467

	Thailand — 0.6%
36	Advanced Info Service PCL (m)	270
42	Bangkok Bank PCL (m)	244
158	Banpu PCL (m)	147
216	Charoen Pokphand Foods PCL (m)	181
97	Kasikornbank PCL (m)	588
308	Krung Thai Bank PCL (m)	173
96	PTT Exploration & Production PCL (m)	472
106	PTT Global Chemical PCL (m)	202
46	PTT PCL (m)	441
30	Siam Cement PCL (The) (m)	409
108	Siam Commercial Bank PCL (The) (m)	543
32	Thai Oil PCL (m)	51

		3,721

	Turkey — 0.5%
121	Akbank TAS (m)	426
17	Anadolu Efes Biracilik Ve Malt Sanayii A.S. (m)	209
12	BIM Birlesik Magazalar A.S. (m)	270
129	Eregli Demir ve Celik Fabrikalari TAS (m)	180
47	Haci Omer Sabanci Holding A.S. (m)	200
35	KOC Holding A.S. (m)	158
10	Tupras Turkiye Petrol Rafinerileri A.S. (m)	234
75	Turkcell Iletisim Hizmetleri A.S. (a) (m)	438
160	Turkiye Garanti Bankasi A.S. (m)	588
31	Turkiye Halk Bankasi A.S. (m)	207
104	Turkiye Is Bankasi, Class C (m)	245
75	Yapi ve Kredi Bankasi A.S. (m)	156

		3,311

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	65

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — 8.0%
14	3i Group plc (m)	90
12	Aberdeen Asset Management plc (m)	86
22	Anglo American plc (m)	596
6	Antofagasta plc (m)	74
15	ARM Holdings plc (m)	228
57	Associated British Foods plc (m)	2,844
20	AstraZeneca plc (m)	1,567
208	Barclays plc (m)	887
54	BG Group plc (m)	1,094
34	BHP Billiton plc (m)	1,092
303	BP plc (m)	2,559
54	British American Tobacco plc (m)	3,147
126	BT Group plc (m)	789
6	Burberry Group plc (m)	157
83	Centrica plc (m)	464
139	CNH Industrial N.V. (m)	1,627
14	Cobham plc (m)	74
2	Croda International plc (m)	84
87	Diageo plc (m)	2,664
113	Domino’s Pizza Group plc (m)	984
5	Evraz plc (a) (m)	8
79	GlaxoSmithKline plc (m)	2,187
3	Hargreaves Lansdown plc (m)	66
293	HSBC Holdings plc (m)	2,990
8	ICAP plc (m)	53
6	Inmarsat plc (m)	79
43	InterContinental Hotels Group plc (m)	1,455
8	Investec plc (m)	68
984	ITV plc (m)	3,026
17	J Sainsbury plc (m)	99
3	Johnson Matthey plc (m)	160
4	Kazakhmys plc (a) (m)	15
33	Kingfisher plc (m)	231
755	Lloyds Banking Group plc (a) (m)	962
2	London Stock Exchange Group plc (m)	74
22	Marks & Spencer Group plc (m)	165
11	Meggitt plc (m)	90
14	Pearson plc (m)	264
4	Petrofac Ltd. (m)	86
86	Prudential plc (m)	1,979
1	Randgold Resources Ltd. (m)	96
11	Rexam plc (m)	89
21	Rio Tinto plc (m)	1,160
30	Rolls-Royce Holdings plc (a) (m)	538
29	Royal Bank of Scotland Group plc (a) (m)	147
47	SABMiller plc (m)	2,552

SHARES	SECURITY DESCRIPTION	VALUE($)

	United Kingdom — continued
175	Salamander Energy plc (a) (m)	396
2	Schroders plc (m)	68
12	Smith & Nephew plc (m)	193
16	SSE plc (m)	421
34	Standard Chartered plc (m)	741
10	Subsea 7 S.A. (m)	201
99	Tate & Lyle plc (m)	1,170
120	Tesco plc (m)	594
13	Tullow Oil plc (m)	188
457	Vodafone Group plc (m)	1,734
98	WH Smith plc (m)	1,811
39	Whitbread plc (m)	2,677
144	WM Morrison Supermarkets plc (m)	487
22	WPP plc (m)	472

		50,899

	United States — 0.0% (g)
5	Sims Metal Management Ltd. (a) (m)	49

	Total Common Stocks (Cost $360,853)	602,639

Preferred Stocks — 2.0%
	Brazil — 0.4%
33	Banco Bradesco S.A. (Preference Shares) (m)	486
8	Cia Energetica de Minas Gerais (m)	61
79	Itau Unibanco Holding S.A. (m)	1,295
60	Petroleo Brasileiro S.A. (m)	440
41	Vale S.A. (m)	490

		2,772

	Chile — 0.0% (g)
7	Sociedad Quimica y Minera de Chile S.A., Class B (m)	208

	Germany — 1.4%
3	Bayerische Motoren Werke AG (m)	271
38	Henkel AG & Co. KGaA (m)	4,227
10	Porsche Automobil Holding SE (m)	1,123
2	RWE AG (m)	48
11	Volkswagen AG (a) (m)	2,855

		8,524

	Italy — 0.2%
970	Telecom Italia S.p.A. (m)	964

	United Kingdom — 0.0% (g)
4,059	Rolls-Royce Holdings plc (a) (i) (m)	7

	Total Preferred Stocks (Cost $6,541)	12,475

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

NUMBER OF RIGHTS		SECURITY DESCRIPTION	VALUE($)
Rights — 0.0% (g)
		Brazil — 0.0% (g)
—	(h)	AMBEV S.A., expiring 05/29/14 (a) (m) (Cost $—)	—	(h)

NUMBER OF WARRANTS
Warrant — 0.0% (g)
		France — 0.0% (g)
9		Peugeot S.A., expiring 04/29/17 (Cost $—) (a) (m)	17

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.0%
	Investment Company — 2.0%
13,003	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $13,003)	13,003

	Total Investments — 98.8% (Cost $380,397)	628,134
	Other Assets in Excess of Liabilities — 1.2%	7,576

	NET ASSETS — 100.0%	$635,710

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	14.5%
Oil, Gas & Consumable Fuels	7.5
Pharmaceuticals	7.1
Insurance	5.1
Automobiles	4.7
Diversified Telecommunication Services	4.3
Chemicals	3.7
Electric Utilities	3.4
Metals & Mining	2.7
Beverages	2.5
Machinery	2.4
Food Products	2.4
Industrial Conglomerates	2.0
Food & Staples Retailing	2.0
Wireless Telecommunication Services	1.9
Auto Components	1.7

INDUSTRY	PERCENTAGE
Real Estate Management & Development	1.5%
Diversified Financial Services	1.4
Construction Materials	1.4
Hotels, Restaurants & Leisure	1.3
Capital Markets	1.3
Media	1.2
Software	1.2
Electrical Equipment	1.2
Specialty Retail	1.1
Textiles, Apparel & Luxury Goods	1.1
Aerospace & Defense	1.0
Multi-Utilities	1.0
Trading Companies & Distributors	1.0
Electronic Equipment, Instruments & Components	1.0
Others (each less than 1.0%)	13.3
Short-Term Investment	2.1

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 04/30/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
41	TOPIX Index	06/12/14	$4,634	$(274)
52	SPI 200 Index	06/19/14	6,605	136
71	Dow Jones Euro STOXX 50 Index	06/20/14	3,098	138
15	FTSE 100 Index	06/20/14	1,708	45

				$45

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	67

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.4%
	Australia — 1.9%
762	Australia & New Zealand Banking Group Ltd. (m)	24,512
2,343	Goodman Group (m)	10,883

		35,395

	Belgium — 1.3%
145	Solvay S.A. (m)	23,568

	Canada — 1.2%
1,070	First Quantum Minerals Ltd. (m)	21,317

	China — 1.1%
2,760	ENN Energy Holdings Ltd. (m)	19,304

	Denmark — 2.8%
979	Danske Bank A/S (m)	27,712
506	Novo Nordisk A/S, Class B (m)	22,960

		50,672

	Finland — 1.3%
1,137	Stora Enso OYJ, Class R (m)	11,606
719	UPM-Kymmene OYJ (m)	12,600

		24,206

	France — 13.9%
866	AXA S.A. (m)	22,600
362	BNP Paribas S.A. (m)	27,190
496	Cie de St-Gobain (m)	30,407
858	GDF Suez (m)	21,628
296	Publicis Groupe S.A. (m)	25,294
275	Renault S.A. (m)	26,880
362	Schneider Electric S.A. (m)	34,011
276	Sodexo (m)	29,739
664	Suez Environnement Co. (m)	13,056
157	Valeo S.A. (m)	21,566

		252,371

	Germany — 8.9%
282	BASF SE (a) (m)	32,672
335	Bayer AG (m)	46,607
99	Continental AG (m)	23,235
307	Daimler AG (m)	28,626
383	SAP AG (m)	30,940

		162,080

	Hong Kong — 1.9%
6,652	China Overseas Land & Investment Ltd. (m)	16,375
2,124	Sands China Ltd. (m)	15,597
464	Wharf Holdings Ltd. (m)	3,257

		35,229

SHARES	SECURITY DESCRIPTION	VALUE($)

	Ireland — 1.1%
334	Shire plc (m)	19,093

	Japan — 19.9%
502	Daikin Industries Ltd. (m)	29,038
1,152	Daiwa House Industry Co., Ltd. (m)	19,464
486	Dentsu, Inc. (m)	19,920
1,132	DMG Mori Seiki Co., Ltd. (m)	14,123
3,509	Hitachi Ltd. (m)	25,015
315	Japan Airlines Co., Ltd. (m)	16,302
661	Japan Tobacco, Inc. (m)	21,739
3,040	Kawasaki Heavy Industries Ltd. (m)	11,283
374	KDDI Corp. (m)	19,919
44	Keyence Corp. (m)	16,858
472	Mitsubishi Estate Co., Ltd. (m)	10,710
6,053	Mitsubishi UFJ Financial Group, Inc. (m)	32,199
2,085	Nomura Holdings, Inc. (m)	12,072
445	Nomura Research Institute Ltd. (m)	12,892
1,368	ORIX Corp. (m)	19,819
444	Sekisui Chemical Co., Ltd. (m)	4,500
666	Seven & I Holdings Co., Ltd. (m)	26,282
1,046	Sumitomo Electric Industries Ltd. (m)	14,476
409	Sumitomo Mitsui Financial Group, Inc. (m)	16,168
934	Yamato Holdings Co., Ltd. (m)	19,222

		362,001

	Netherlands — 7.2%
286	ASML Holding N.V. (m)	23,303
6,695	Koninklijke KPN N.V. (a) (m)	23,786
1,224	Royal Dutch Shell plc, Class A (m)	48,436
831	Unilever N.V., CVA (m)	35,643

		131,168

	Norway — 1.1%
1,864	Norsk Hydro ASA (m)	9,997
345	Statoil ASA (m)	10,506

		20,503

	South Korea — 1.4%
34	LG Chem Ltd. (m)	8,694
12	Samsung Electronics Co., Ltd. (m)	16,138

		24,832

	Sweden — 2.0%
692	Electrolux AB, Series B (m)	19,247
1,227	Nordea Bank AB (m)	17,782

		37,029

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Switzerland — 10.7%
250	Cie Financiere Richemont S.A., Class A (m)	25,388
555	Novartis AG (m)	48,209
191	Roche Holding AG (m)	55,998
198	Swiss Re AG (a) (m)	17,271
1,465	UBS AG (a) (m)	30,641
292	Wolseley plc (m)	16,933

		194,440

	United Kingdom — 17.7%
316	AstraZeneca plc (m)	24,977
1,550	BG Group plc (m)	31,357
574	British American Tobacco plc (m)	33,128
4,183	HSBC Holdings plc (m)	42,740
759	InterContinental Hotels Group plc (m)	25,946
3,039	Kingfisher plc (m)	21,508
632	Petrofac Ltd. (m)	15,499
1,419	Prudential plc (m)	32,611
537	Rio Tinto plc (m)	29,196
576	SABMiller plc (m)	31,351
1,050	Tullow Oil plc (m)	15,621
4,811	Vodafone Group plc (m)	18,264

		322,198

	Total Common Stocks (Cost $1,494,102)	1,735,406

Preferred Stock — 1.4%
	Germany — 1.4%
221	Henkel AG & Co. KGaA (m) (Cost $19,019)	24,668

Short-Term Investment — 3.1%
	Investment Company — 3.1%
57,050	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $57,050)	57,050

	Total Investments — 99.9% (Cost $1,570,171)	1,817,124
	Other Assets in Excess of Liabilities — 0.1%	2,720

	NET ASSETS — 100.0%	$1,819,844

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	12.0%
Banks	10.4
Oil, Gas & Consumable Fuels	5.8
Insurance	4.0
Hotels, Restaurants & Leisure	3.9
Chemicals	3.6
Metals & Mining	3.3
Building Products	3.3
Automobiles	3.1
Tobacco	3.0
Real Estate Management & Development	2.7
Electrical Equipment	2.7
Media	2.5
Auto Components	2.5
Capital Markets	2.4
Electronic Equipment, Instruments & Components	2.3
Semiconductors & Semiconductor Equipment	2.2
Wireless Telecommunication Services	2.1
Food Products	2.0
Multi-Utilities	1.9
Beverages	1.7
Software	1.7
Food & Staples Retailing	1.4
Machinery	1.4
Textiles, Apparel & Luxury Goods	1.4
Household Products	1.4
Paper & Forest Products	1.3
Diversified Telecommunication Services	1.3
Household Durables	1.3
Specialty Retail	1.2
Diversified Financial Services	1.1
Gas Utilities	1.1
Air Freight & Logistics	1.1
Others (each less than 1.0%)	3.8
Short-Term Investment	3.1

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	69

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 04/30/14		NET UNREALIZED APPRECIATION (DEPRECIATION)
6,234	AUD
3,416	for GBP	Barclays Bank plc	08/05/14	$5,763	#	$5,752	#	$(11)
4,357	CHF
3,578	for EUR	Credit Suisse International	05/07/14	4,963	#	4,950	#	(13)
5,195	CHF
45,566	for HKD	Societe Generale	05/07/14	5,877	#	5,903	#	26
5,569	EUR
4,576	for GBP	Goldman Sachs International	05/07/14	7,726	#	7,727	#	1
2,343	GBP
2,843	for EUR	Barclays Bank plc	05/07/14	3,944	#	3,956	#	12
58,046	HKD
767,479	for JPY	TD Bank Financial Group	05/07/14	7,507	#	7,487	#	(20)
521,815	JPY
3,067	for GBP	BNP Paribas	05/07/14	5,178	#	5,104	#	(74)
429,351	JPY
2,538	for GBP	Westpac Banking Corp.	05/07/14	4,284	#	4,200	#	(84)
52,853	SEK
5,960	for EUR	Barclays Bank plc	05/07/14	8,269	#	8,128	#	(141)
104,799	AUD	TD Bank Financial Group	05/07/14	91,649		97,325		5,676
6,784	AUD	Union Bank of Switzerland AG	05/07/14	6,123		6,300		177
5,334	CHF	Goldman Sachs International	05/07/14	6,105		6,061		(44)
6,905	CHF	HSBC Bank, N.A.	05/07/14	7,842		7,846		4
4,596	CHF	Westpac Banking Corp.	05/07/14	5,094		5,223		129
24,279	DKK	Citibank, N.A.	05/07/14	4,491		4,513		22
30,958	DKK	State Street Corp.	08/05/14	5,748		5,757		9
3,808	EUR	Barclays Bank plc	05/07/14	5,221		5,283		62
11,320	EUR	BNP Paribas	05/07/14	15,443		15,704		261
12,684	EUR	Citibank, N.A.	05/07/14	17,522		17,597		75
4,256	EUR	Commonwealth Bank of Australia	05/07/14	5,889		5,904		15
2,474	EUR	HSBC Bank, N.A.	05/07/14	3,417		3,433		16
5,016	EUR	Societe Generale	05/07/14	6,914		6,959		45
78,876	EUR	Westpac Banking Corp.	05/07/14	108,908		109,428		520
6,018	EUR	Australia and New Zealand Banking Group Limited	08/05/14	8,318		8,348		30
10,902	EUR	State Street Corp.	08/05/14	15,112		15,122		10
3,066	GBP	Barclays Bank plc	05/07/14	5,097		5,176		79
14,559	GBP	BNP Paribas	05/07/14	24,070		24,580		510
7,330	GBP	Citibank, N.A.	05/07/14	12,265		12,376		111
12,060	GBP	Credit Suisse International	05/07/14	20,179		20,360		181
6,278	GBP	Merrill Lynch International	05/07/14	10,318		10,599		281
12,154	GBP	Morgan Stanley	05/07/14	20,217		20,519		302
4,159	GBP	Societe Generale	05/07/14	6,919		7,023		104
4,732	GBP	State Street Corp.	05/07/14	7,866		7,989		123
6,677	GBP	Westpac Banking Corp.	05/07/14	10,908		11,272		364
6,330	GBP	Australia and New Zealand Banking Group Limited	08/05/14	10,635		10,680		45
42,356	HKD	Australia and New Zealand Banking Group Limited	05/07/14	5,462		5,463		1
77,184	HKD	BNP Paribas	05/07/14	9,952		9,956		4
97,333	HKD	Goldman Sachs International	05/07/14	12,555		12,555		— (h)
26,690	HKD	HSBC Bank, N.A.	05/07/14	3,441		3,443		2

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 04/30/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
175,470	HKD	Westpac Banking Corp.	05/07/14	$22,628	$22,633	$5
79,322	HKD	Westpac Banking Corp.	08/05/14	10,232	10,233	1
2,794,970	JPY	Australia and New Zealand Banking Group Limited	05/07/14	27,320	27,339	19
691,923	JPY	Barclays Bank plc	05/07/14	6,794	6,768	(26)
2,107,191	JPY	Citibank, N.A.	05/07/14	20,743	20,612	(131)
621,946	JPY	Goldman Sachs International	05/07/14	6,073	6,084	11
468,580	JPY	Union Bank of Switzerland AG	05/07/14	4,630	4,583	(47)
5,672,896	JPY	Westpac Banking Corp.	05/07/14	55,403	55,491	88
61,289	NOK	HSBC Bank, N.A.	05/07/14	9,804	10,309	505
61,289	NOK	State Street Corp.	08/05/14	10,232	10,270	38
64,837	SEK	Barclays Bank plc	05/07/14	10,086	9,970	(116)
42,665	SEK	BNP Paribas	05/07/14	6,643	6,561	(82)
132,190	SEK	HSBC Bank, N.A.	08/05/14	20,195	20,299	104
7,032	SGD	Barclays Bank plc	05/07/14	5,571	5,609	38
25,146	SGD	Westpac Banking Corp.	05/07/14	19,735	20,058	323
32,179	SGD	Westpac Banking Corp.	08/05/14	25,607	25,668	61
				$788,887	$798,488	$9,601

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 04/30/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
16,818	CAD	Westpac Banking Corp.	05/07/14	$15,004	$15,342	$(338)
6,481	CHF	Barclays Bank plc	05/07/14	7,334	7,365	(31)
4,610	CHF	Credit Suisse International	05/07/14	5,234	5,239	(5)
11,289	CHF	Goldman Sachs International	05/07/14	12,522	12,827	(305)
4,007	CHF	HSBC Bank, N.A.	05/07/14	4,435	4,552	(117)
6,905	CHF	HSBC Bank, N.A.	08/05/14	7,847	7,852	(5)
91,966	DKK	TD Bank Financial Group	05/07/14	16,768	17,094	(326)
3,681	EUR	Citibank, N.A.	05/07/14	5,108	5,107	1
22,320	EUR	Credit Suisse International	05/07/14	30,879	30,966	(87)
24,499	EUR	Goldman Sachs International	05/07/14	33,281	33,988	(707)
26,771	EUR	HSBC Bank, N.A.	05/07/14	36,438	37,142	(704)
3,494	EUR	Merrill Lynch International	05/07/14	4,728	4,847	(119)
17,635	EUR	Societe Generale	05/07/14	24,284	24,467	(183)
10,364	EUR	State Street Corp.	05/07/14	14,340	14,379	(39)
2,859	EUR	Union Bank of Switzerland AG	05/07/14	3,865	3,966	(101)
62,723	EUR	Westpac Banking Corp.	08/05/14	86,974	87,002	(28)
3,044	GBP	BNP Paribas	05/07/14	5,058	5,139	(81)
6,442	GBP	Credit Suisse International	05/07/14	10,772	10,876	(104)
3,766	GBP	Goldman Sachs International	05/07/14	6,153	6,358	(205)
8,278	GBP	HSBC Bank, N.A.	05/07/14	13,483	13,977	(494)
7,031	GBP	Societe Generale	05/07/14	11,588	11,871	(283)
10,994	GBP	TD Bank Financial Group	05/07/14	18,110	18,561	(451)
3,928	GBP	Merrill Lynch International	08/05/14	6,610	6,626	(16)
39,204	HKD	Societe Generale	05/07/14	5,054	5,057	(3)
392,308	HKD	Westpac Banking Corp.	05/07/14	50,538	50,601	(63)
141,162	HKD	Westpac Banking Corp.	08/05/14	18,210	18,211	(1)
479,176	JPY	Australia and New Zealand Banking Group Limited	05/07/14	4,644	4,688	(44)
759,636	JPY	Barclays Bank plc	05/07/14	7,437	7,431	6

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	71

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 04/30/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
532,112	JPY	Citibank, N.A.	05/07/14	$5,216	$5,205	$11
342,274	JPY	Credit Suisse International	05/07/14	3,357	3,348	9
1,410,896	JPY	Goldman Sachs International	05/07/14	13,660	13,801	(141)
373,940	JPY	HSBC Bank, N.A.	05/07/14	3,656	3,658	(2)
1,114,731	JPY	Merrill Lynch International	05/07/14	10,894	10,903	(9)
1,228,711	JPY	Societe Generale	05/07/14	12,014	12,019	(5)
4,123,268	JPY	State Street Corp.	05/07/14	40,382	40,333	49
2,176,449	JPY	Union Bank of Switzerland AG	05/07/14	21,521	21,290	231
2,102,507	JPY	Australia and New Zealand Banking Group Limited	08/05/14	20,571	20,577	(6)
61,289	NOK	State Street Corp.	05/07/14	10,269	10,308	(39)
36,459	NOK	State Street Corp.	08/05/14	6,088	6,110	(22)
160,356	SEK	HSBC Bank, N.A.	05/07/14	24,555	24,660	(105)
32,179	SGD	Westpac Banking Corp.	05/07/14	25,605	25,667	(62)
				$664,486	$669,410	$(4,924)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 04/30/14 of the currency being sold, and the value at 04/30/14 is the U.S. Dollar market value of the currency being purchased.

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.7%
		Canada — 4.1%
2		Canadian National Railway Co. (m)	96
2		Suncor Energy, Inc. (m)	89

			185

		China — 3.8%
1		Baidu, Inc., ADR (a) (m)	89
11		Ping An Insurance Group Co. of China Ltd., Class H (m)	82

			171

		France — 10.5%
3		Accor S.A. (m)	131
5		AXA S.A. (m)	128
1		Kering (m)	117
1		Schneider Electric S.A. (m)	91

			467

		Germany — 10.1%
—	(h)	Allianz SE (m)	86
3		Deutsche Post AG (m)	94
1		Fresenius SE & Co. KGaA (m)	90
1		Henkel AG & Co. KGaA (m)	90
1		SAP AG (m)	92

			452

		Hong Kong — 3.4%
9		Cheung Kong Holdings Ltd. (m)	154

		India — 2.4%
3		HDFC Bank Ltd., ADR (m)	105

		Ireland — 2.6%
2		Shire plc (m)	114

		Japan — 11.1%
1		East Japan Railway Co. (m)	73
2		Japan Tobacco, Inc. (m)	79
2		Nitto Denko Corp. (m)	69
6		ORIX Corp. (m)	93
2		Toyota Motor Corp. (m)	113
16		Yahoo! Japan Corp. (m)	68

			495

		Netherlands — 6.9%
2		Akzo Nobel N.V. (m)	131
1		ASML Holding N.V. (m)	90
6		ING Groep N.V., CVA (a) (m)	87

			308

SHARES		SECURITY DESCRIPTION	VALUE($)

		Russia — 1.2%
7		Sberbank of Russia, ADR (a) (m)	56

		South Korea — 4.1%
—	(h)	Hyundai Mobis (m)	89
—	(h)	Samsung Electronics Co., Ltd., Reg. S, GDR (m)	94

			183

		Sweden — 1.5%
2		Svenska Cellulosa AB SCA., Class B (m)	67

		Switzerland — 11.9%
1		Cie Financiere Richemont S.A. (m)	140
1		Novartis AG (m)	113
—	(h)	Roche Holding AG (m)	135
7		UBS AG (a) (m)	141

			529

		United Kingdom — 21.8%
21		Barclays plc (m)	90
3		BG Group plc (m)	71
39		Home Retail Group plc (m)	134
19		International Consolidated Airlines Group S.A. (a) (m)	127
9		Meggitt plc (m)	76
2		Persimmon plc (a) (m)	41
4		Prudential plc (m)	95
2		Rio Tinto plc (m)	125
6		Standard Chartered plc (m)	137
4		WPP plc (m)	78

			974

		United States — 2.3%
32		Samsonite International S.A. (m)	101

		Total Investments — 97.7% (Cost $3,733)	4,361
		Other Assets in Excess of Liabilities — 2.3%	99

		NET ASSETS — 100.0%	$4,460

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	73

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, April 30, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Insurance	9.0%
Banks	8.9
Pharmaceuticals	8.3
Textiles, Apparel & Luxury Goods	8.2
Chemicals	4.6
Semiconductors & Semiconductor Equipment	4.2
Diversified Financial Services	4.1
Road & Rail	3.9
Oil, Gas & Consumable Fuels	3.7
Internet Software & Services	3.6
Household Products	3.6
Real Estate Management & Development	3.5
Capital Markets	3.2
Internet & Catalog Retail	3.1

INDUSTRY	PERCENTAGE
Hotels, Restaurants & Leisure	3.0%
Airlines	2.9
Metals & Mining	2.9
Automobiles	2.6
Air Freight & Logistics	2.2
Software	2.1
Electrical Equipment	2.1
Health Care Providers & Services	2.1
Auto Components	2.1
Tobacco	1.7
Media	1.7
Aerospace & Defense	1.7
Household Durables	1.0

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.2%
	Australia — 1.9%
1,523	Australia & New Zealand Banking Group Ltd. (m)	48,987
4,530	Goodman Group (m)	21,041

		70,028

	Belgium — 1.4%
326	Solvay S.A. (m)	52,827

	Canada — 0.4%
786	First Quantum Minerals Ltd. (m)	15,652

	China — 0.5%
25,889	China Construction Bank Corp., Class H (m)	17,925

	Denmark — 1.0%
1,331	Danske Bank A/S (m)	37,664

	Finland — 1.0%
2,133	UPM-Kymmene OYJ (m)	37,363

	France — 16.5%
400	Airbus Group N.V. (m)	27,507
2,396	AXA S.A. (m)	62,519
1,204	BNP Paribas S.A. (m)	90,444
551	Bouygues S.A. (m)	24,807
1,305	Cie de St-Gobain (m)	79,923
814	Electricite de France (m)	31,244
2,495	GDF Suez (m)	62,891
620	Lafarge S.A. (m)	56,738
459	Publicis Groupe S.A. (m)	39,225
228	Renault S.A. (m)	22,284
598	Schneider Electric S.A. (m)	56,102
435	Sodexo (m)	46,937
992	Suez Environnement Co. (m)	19,486

		620,107

	Germany — 8.9%
656	BASF SE (a) (m)	76,065
622	Bayer AG (m)	86,438
1,730	Commerzbank AG (a) (m)	30,851
864	Daimler AG (m)	80,442
2,700	Deutsche Telekom AG (m)	45,367
434	Metro AG (m)	17,395

		336,558

	Hong Kong — 2.4%
11,592	China Overseas Land & Investment Ltd. (m)	28,536
2,984	Hutchison Whampoa Ltd. (m)	40,939
3,103	Wharf Holdings Ltd. (m)	21,783

		91,258

SHARES	SECURITY DESCRIPTION	VALUE($)

	Ireland — 0.6%
448	Ryanair Holdings plc, ADR (a) (m)	23,956

	Italy — 3.5%
1,597	Assicurazioni Generali S.p.A. (m)	37,336
8,671	Enel S.p.A. (m)	49,114
1,824	Eni S.p.A. (m)	47,232

		133,682

	Japan — 19.6%
1,230	Bridgestone Corp. (m)	44,055
2,001	Daiwa House Industry Co., Ltd. (m)	33,808
346	East Japan Railway Co. (m)	25,275
10,127	Hitachi Ltd. (m)	72,195
566	Japan Airlines Co., Ltd. (m)	29,291
1,896	Japan Tobacco, Inc. (m)	62,309
7,976	Kawasaki Heavy Industries Ltd. (m)	29,603
850	KDDI Corp. (m)	45,311
489	Mitsubishi Estate Co., Ltd. (m)	11,096
16,133	Mitsubishi UFJ Financial Group, Inc. (m)	85,821
4,654	Nomura Holdings, Inc. (m)	26,953
2,367	ORIX Corp. (m)	34,299
2,749	Ricoh Co., Ltd. (m)	31,679
1,170	Seven & I Holdings Co., Ltd. (m)	46,176
1,930	Sumitomo Electric Industries Ltd. (m)	26,719
1,313	Sumitomo Mitsui Financial Group, Inc. (m)	51,908
786	Toyota Motor Corp. (m)	42,455
1,857	Yamato Holdings Co., Ltd. (m)	38,206

		737,159

	Netherlands — 5.3%
3,515	ING Groep N.V., CVA (a) (m)	50,250
13,832	Koninklijke KPN N.V. (a) (m)	49,143
2,522	Royal Dutch Shell plc, Class A (m)	99,725

		199,118

	Norway — 1.3%
2,514	Norsk Hydro ASA (m)	13,481
1,129	Statoil ASA (m)	34,404

		47,885

	South Korea — 1.6%
585	KT Corp. (m)	18,650
30	Samsung Electronics Co., Ltd. (m)	39,739

		58,389

	Spain — 1.9%
4,479	CaixaBank S.A. (m)	27,301
1,685	Repsol S.A. (m)	45,368

		72,669

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	75

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Sweden — 1.6%
1,493	Electrolux AB, Series B (m)	41,500
1,258	Nordea Bank AB (m)	18,232

		59,732

	Switzerland — 6.4%
970	Novartis AG (m)	84,286
205	Roche Holding AG (m)	60,077
304	Swiss Re AG (a) (m)	26,610
1,914	UBS AG (a) (m)	40,034
533	Wolseley plc (m)	30,861

		241,868

	Turkey — 0.5%
5,323	Turkiye Garanti Bankasi AS (m)	19,609

	United Kingdom — 19.9%
855	AstraZeneca plc (m)	67,452
3,516	Aviva plc (m)	31,334
12,346	Barclays plc (m)	52,717
3,208	BG Group plc (m)	64,897
6,777	BP plc (m)	57,217
10,388	HSBC Holdings plc (m)	106,144
1,095	InterContinental Hotels Group plc (m)	37,427
4,901	Kingfisher plc (m)	34,683
2,915	Prudential plc (m)	67,006
1,310	Rio Tinto plc (m)	71,220
838	SABMiller plc (m)	45,645
1,145	Tullow Oil plc (m)	17,040
25,365	Vodafone Group plc (m)	96,302

		749,084

	Total Common Stocks (Cost $3,055,934)	3,622,533

Preferred Stock — 1.0%
	Germany — 1.0%
336	Porsche Automobil Holding SE (m) (Cost $36,474)	37,131

Short-Term Investment — 2.2%
	Investment Company — 2.2%
83,257	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $83,257)	83,257

	Total Investments — 99.4% (Cost $3,175,665)	3,742,921
	Other Assets in Excess of Liabilities — 0.6%	22,512

	NET ASSETS — 100.0%	$3,765,433

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	15.7%
Oil, Gas & Consumable Fuels	9.8
Pharmaceuticals	8.0
Insurance	6.0
Automobiles	4.9
Wireless Telecommunication Services	3.8
Chemicals	3.4
Diversified Telecommunication Services	3.0
Metals & Mining	2.7
Real Estate Management & Development	2.5
Diversified Financial Services	2.3
Hotels, Restaurants & Leisure	2.3
Electrical Equipment	2.2
Multi-Utilities	2.2
Electric Utilities	2.1
Building Products	2.1
Electronic Equipment, Instruments & Components	1.9
Capital Markets	1.8
Food & Staples Retailing	1.7
Tobacco	1.7
Construction Materials	1.5
Airlines	1.4
Beverages	1.2
Auto Components	1.2
Household Durables	1.1
Industrial Conglomerates	1.1
Semiconductors & Semiconductor Equipment	1.1
Media	1.0
Air Freight & Logistics	1.0
Paper & Forest Products	1.0
Others (each less than 1.0%)	6.1
Short-Term Investment	2.2

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 04/30/14		NET UNREALIZED APPRECIATION (DEPRECIATION)
9,836	EUR
12,001	for CHF	Deutsche Bank AG	05/28/14	$13,639	#	$13,646	#	$7
11,632	EUR
9,559	for GBP	Goldman Sachs International	05/28/14	16,136	#	16,137	#	1
4,618	GBP
5,605	for EUR	Credit Suisse International	05/28/14	7,776	#	7,795	#	19
5,394	GBP
926,744	for JPY	Barclays Bank plc	05/28/14	9,066	#	9,105	#	39
901,065	JPY
6,388	for EUR	Goldman Sachs International	05/28/14	8,862	#	8,815	#	(47)
814,664	JPY
4,835	for GBP	Citibank, N.A.	05/28/14	8,162	#	7,970	#	(192)
2,165,437	JPY
12,727	for GBP	Credit Suisse International	05/28/14	21,483	#	21,184	#	(299)
921,185	JPY
5,413	for GBP	State Street Corp.	05/28/14	9,138	#	9,012	#	(126)
13,174	AUD	BNP Paribas	05/28/14	11,845		12,216		371
10,210	AUD	Credit Suisse International	05/28/14	9,459		9,468		9
219,179	AUD	Morgan Stanley	05/28/14	196,659		203,245		6,586
8,343	CHF	HSBC Bank, N.A.	05/28/14	9,473		9,482		9
7,691	EUR	Australia and New Zealand Banking	05/28/14	10,556		10,669		113
8,027	EUR	Barclays Bank plc	05/28/14	11,053		11,136		83
14,244	EUR	BNP Paribas	05/28/14	19,685		19,760		75
8,605	EUR	Commonwealth Bank of Australia	05/28/14	11,878		11,938		60
11,622	EUR	Deutsche Bank AG	05/28/14	15,992		16,123		131
7,373	EUR	Goldman Sachs International	05/28/14	10,190		10,228		38
8,357	EUR	Morgan Stanley	05/28/14	11,501		11,594		93
11,247	EUR	Union Bank of Switzerland AG	05/28/14	15,497		15,603		106
12,507	GBP	Credit Suisse International	05/28/14	20,969		21,112		143
21,116	GBP	Morgan Stanley	05/28/14	35,121		35,645		524
8,427	GBP	State Street Corp.	05/28/14	14,023		14,226		203
83,705	GBP	Westpac Banking Corp.	05/28/14	139,681		141,297		1,616
59,209	HKD	Citibank, N.A.	05/28/14	7,636		7,637		1
265,750	HKD	HSBC Bank, N.A.	05/28/14	34,255		34,280		25
3,079,446	JPY	Australia and New Zealand Banking Group Limited	05/28/14	30,009		30,126		117
878,956	JPY	BNP Paribas	05/28/14	8,628		8,599		(29)
1,062,966	JPY	Credit Suisse International	05/28/14	10,362		10,399		37
1,614,247	JPY	Westpac Banking Corp.	05/28/14	15,923		15,792		(131)
51,334	NOK	Goldman Sachs International	05/28/14	8,546		8,627		81
44,368	NOK	Union Bank of Switzerland AG	05/28/14	7,330		7,456		126
224,577	NOK	Westpac Banking Corp.	05/28/14	37,168		37,740		572
286,997	SEK	Barclays Bank plc	05/28/14	44,631		44,117		(514)
94,225	SEK	Goldman Sachs International	05/28/14	14,631		14,484		(147)
60,498	SGD	Union Bank of Switzerland AG	05/28/14	47,850		48,256		406
				$904,813		$914,919		$10,106

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 04/30/14 of the currency being sold, and the value at 04/30/14 is the U.S. Dollar market value of the currency being purchased.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	77

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 04/30/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
14,227	CAD	Union Bank of Switzerland AG	05/28/14	$12,815	$12,972	$(157)
26,040	CHF	Goldman Sachs International	05/28/14	29,367	29,593	(226)
28,432	EUR	Australia and New Zealand Banking Group Limited	05/28/14	39,071	39,443	(372)
38,467	EUR	Barclays Bank plc	05/28/14	53,578	53,362	216
10,286	EUR	BNP Paribas	05/28/14	14,101	14,270	(169)
141,903	EUR	Citibank, N.A.	05/28/14	195,078	196,858	(1,780)
10,426	EUR	Deutsche Bank AG	05/28/14	14,461	14,464	(3)
8,991	EUR	Union Bank of Switzerland AG	05/28/14	12,482	12,472	10
16,844	EUR	Westpac Banking Corp.	05/28/14	23,315	23,366	(51)
14,129	GBP	Barclays Bank plc	05/28/14	23,508	23,851	(343)
6,681	GBP	Credit Suisse International	05/28/14	11,218	11,278	(60)
9,800	GBP	HSBC Bank, N.A.	05/28/14	16,299	16,543	(244)
5,733	GBP	Merrill Lynch International	05/28/14	9,519	9,678	(159)
11,503	GBP	Societe Generale	05/28/14	19,079	19,417	(338)
15,812	GBP	Westpac Banking Corp.	05/28/14	26,586	26,692	(106)
427,260	HKD	Westpac Banking Corp.	05/28/14	55,062	55,113	(51)
3,885,058	JPY	Barclays Bank plc	05/28/14	37,731	38,006	(275)
4,090,701	JPY	BNP Paribas	05/28/14	40,209	40,020	189
1,680,435	JPY	Citibank, N.A.	05/28/14	16,368	16,439	(71)
5,756,358	JPY	Royal Bank of Scotland	05/28/14	56,258	56,314	(56)
1,696,867	JPY	State Street Corp.	05/28/14	16,533	16,600	(67)
65,159	NOK	Barclays Bank plc	05/28/14	10,797	10,950	(153)
78,864	NOK	Westpac Banking Corp.	05/28/14	12,997	13,253	(256)
				$746,432	$750,954	$(4,522)

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.5%
	Australia — 6.8%
230	Australia & New Zealand Banking Group Ltd. (m)	7,400
238	Bank of Queensland Ltd. (m)	2,724
255	Bendigo and Adelaide Bank Ltd. (m)	2,729
365	BHP Billiton Ltd. (m)	12,866
421	Challenger Ltd. (m)	2,771
2,685	Fairfax Media Ltd. (m)	2,453
947	Incitec Pivot Ltd. (m)	2,541
232	Lend Lease Group (m)	2,810
54	Macquarie Group Ltd. (m)	2,906
166	National Australia Bank Ltd. (m)	5,467
50	Sydney Airport (m)	198
70	Wesfarmers Ltd. (m)	2,794
222	Westpac Banking Corp. (m)	7,278

		54,937

	Austria — 0.4%
19	ams AG (m)	2,869

	Belgium — 1.5%
82	Anheuser-Busch InBev N.V. (m)	8,969
132	bpost S.A. (m)	2,971

		11,940

	Bermuda — 0.4%
29	Signet Jewelers Ltd. (m)	2,924

	China — 0.4%
4,244	China Construction Bank Corp., Class H (m)	2,938

	Denmark — 0.6%
37	Pandora A/S (m)	2,481
296	TDC A/S (m)	2,774

		5,255

	Finland — 2.1%
108	Elisa OYJ (m)	3,219
387	Nokia OYJ (a) (m)	2,896
8,872	Outokumpu OYJ (a) (m)	2,715
55	Sampo, Class A (m)	2,724
275	Stora Enso OYJ, Class R (m)	2,812
154	UPM-Kymmene OYJ (m)	2,705

		17,071

	France — 11.6%
55	Accor S.A. (m)	2,701
51	Airbus Group N.V. (m)	3,482
242	Altran Technologies S.A. (m)	2,637
184	AXA S.A. (m)	4,791
81	BNP Paribas S.A. (m)	6,124
68	Bouygues S.A. (m)	3,050

SHARES	SECURITY DESCRIPTION	VALUE($)

	France — continued
39	Cap Gemini S.A. (m)	2,756
55	Cie de St-Gobain (m)	3,373
25	Cie Generale des Etablissements Michelin (m)	3,054
200	Credit Agricole S.A. (a) (m)	3,156
78	Electricite de France (m)	2,986
32	Gaztransport Et Technigaz S.A. (a) (m)	2,193
149	GDF Suez (m)	3,751
28	Imerys S.A. (m)	2,427
13	Kering (m)	2,857
368	Natixis (m)	2,609
83	Plastic Omnium S.A. (m)	2,832
32	Renault S.A. (m)	3,140
42	Safran S.A. (m)	2,826
79	SCOR SE (a) (m)	2,904
58	Societe Generale S.A. (m)	3,633
255	Technicolor S.A. (a) (m)	1,904
44	Teleperformance (m)	2,526
42	Thales S.A. (m)	2,673
181	Total S.A. (m)	12,940
19	Valeo S.A. (m)	2,627
54	Vinci S.A. (m)	4,064

		94,016

	Germany — 9.1%
39	Allianz SE (m)	6,783
72	BASF SE (a) (m)	8,327
87	Bayer AG (m)	12,132
30	Bayerische Motoren Werke AG (m)	3,715
23	Bilfinger Berger SE (a) (m)	2,688
15	Continental AG (m)	3,424
87	Daimler AG (m)	8,053
117	Deutsche Lufthansa AG (m)	2,950
109	Deutsche Post AG (m)	4,096
261	Deutsche Telekom AG (m)	4,388
86	Freenet AG (a) (m)	2,971
16	Fresenius SE & Co. KGaA (m)	2,379
59	GEA Group AG (m)	2,665
14	Merck KGaA (a) (m)	2,393
60	Metro AG (m)	2,406
27	OSRAM Licht AG (a) (m)	1,418
40	Wincor Nixdorf AG (m)	2,601

		73,389

	Hong Kong — 2.2%
196	Cheung Kong Holdings Ltd. (m)	3,347
1,166	China Overseas Land & Investment Ltd. (m)	2,871

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	79

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Hong Kong — continued
270	Hutchison Whampoa Ltd. (m)	3,704
367	Sands China Ltd. (m)	2,696
230	Swire Pacific Ltd., Class A (m)	2,651
3,156	Xinyi Glass Holdings Ltd. (m)	2,494

		17,763

	India — 0.3%
66	HDFC Bank Ltd., ADR (m)	2,653

	Ireland — 1.4%
545	Greencore Group plc (m)	2,407
41	Ryanair Holdings plc, ADR (a) (m)	2,181
69	Shire plc (m)	3,926
112	Smurfit Kappa Group plc (m)	2,501

		11,015

	Israel — 0.6%
92	Teva Pharmaceutical Industries Ltd., ADR (m)	4,486

	Italy — 1.2%
89	Azimut Holding S.p.A. (m)	2,772
747	Enel S.p.A. (m)	4,231
284	Unione di Banche Italiane SCpA (m)	2,709

		9,712

	Japan — 16.5%
106	Asahi Group Holdings Ltd. (m)	2,915
317	Asahi Kasei Corp. (m)	2,155
251	Astellas Pharma, Inc. (m)	2,799
99	Bridgestone Corp. (m)	3,527
85	Century Tokyo Leasing Corp. (m)	2,451
144	Daiwa House Industry Co., Ltd. (m)	2,433
281	Daiwa Securities Group, Inc. (m)	2,107
573	Fuji Electric Co., Ltd. (m)	2,600
119	Fuji Media Holdings, Inc. (m)	2,010
105	FUJIFILM Holdings Corp. (m)	2,707
471	Fukuoka Financial Group, Inc. (m)	1,924
537	Hitachi Ltd. (m)	3,828
141	Honda Motor Co., Ltd. (m)	4,672
239	ITOCHU Corp. (m)	2,675
156	Japan Aviation Electronics Industry Ltd. (m)	2,655
113	Japan Tobacco, Inc. (m)	3,701
1,059	Kawasaki Kisen Kaisha Ltd. (m)	2,126
64	KDDI Corp. (m)	3,403
279	Konica Minolta, Inc. (m)	2,604
83	Kose Corp. (m)	2,765
348	Marubeni Corp. (m)	2,326
182	Medipal Holdings Corp. (m)	2,564

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — continued
157	Mitsubishi Corp. (m)	2,804
1,192	Mitsubishi UFJ Financial Group, Inc. (m)	6,338
92	Mitsui Fudosan Co., Ltd.	2,723
174	Nippon Meat Packers, Inc. (m)	3,016
162	Nippon Paint Co., Ltd. (m)	2,506
61	Nippon Telegraph & Telephone Corp. (m)	3,385
116	Nissin Kogyo Co., Ltd. (m)	2,147
51	Nitori Holdings Co., Ltd. (m)	2,344
521	Oji Holdings Corp. (m)	2,189
68	Omron Corp. (m)	2,391
255	ORIX Corp. (m)	3,691
22	Ryohin Keikaku Co., Ltd. (m)	2,517
107	Seiko Epson Corp. (m)	2,928
221	Sekisui Chemical Co., Ltd. (m)	2,240
204	Sumitomo Electric Industries Ltd. (m)	2,822
132	Sumitomo Mitsui Financial Group, Inc. (m)	5,234
542	Sumitomo Mitsui Trust Holdings, Inc. (m)	2,233
701	Sumitomo Osaka Cement Co., Ltd. (m)	2,788
195	T&D Holdings, Inc. (m)	2,324
203	TOTO Ltd. (m)	2,872
197	Toyota Motor Corp. (m)	10,660
122	Yamaha Motor Co., Ltd. (m)	1,889

		132,988

	Luxembourg — 0.3%
102	APERAM (a) (m)	2,655

	Netherlands — 4.7%
405	Aegon N.V. (m)	3,715
32	ASML Holding N.V. (m)	2,587
378	ING Groep N.V., CVA (a) (m)	5,410
146	Koninklijke Ahold N.V. (m)	2,831
39	Randstad Holding N.V. (m)	2,284
438	Royal Dutch Shell plc, Class B (m)	18,587
141	USG People N.V. (m)	2,438

		37,852

	Norway — 1.1%
165	DNB ASA (m)	2,919
415	Norsk Hydro ASA (m)	2,225
136	Statoil ASA (m)	4,140

		9,284

	Portugal — 0.3%
524	EDP - Energias de Portugal S.A. (m)	2,544

	South Korea — 0.6%
10	Hyundai Motor Co. (m)	2,302

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	South Korea — continued
2	Samsung Electronics Co., Ltd. (m)	2,747

		5,049

	Spain — 3.2%
72	Amadeus IT Holding S.A., Class A (m)	2,998
430	CaixaBank S.A. (m)	2,618
75	Endesa S.A. (m)	2,828
130	Ferrovial S.A. (m)	2,882
93	Gas Natural SDG S.A. (m)	2,663
69	Grifols S.A., ADR (m)	2,827
58	Grupo Catalana Occidente S.A. (m)	2,262
472	Iberdrola S.A. (m)	3,301
136	Repsol S.A. (m)	3,649

		26,028

	Sweden — 2.8%
166	Castellum AB (m)	2,836
104	Electrolux AB, Series B (m)	2,901
80	NCC AB, Class B (m)	2,787
176	Securitas AB, Class B (m)	2,122
91	Svenska Cellulosa AB S.C.A., Class B (m)	2,555
66	Svenska Handelsbanken AB, Class A (m)	3,343
114	Swedbank AB, Class A (m)	3,056
135	Trelleborg AB, Class B, (m)	2,883

		22,483

	Switzerland — 10.8%
25	Actelion Ltd. (a) (m)	2,488
127	Clariant AG (a) (m)	2,514
175	Credit Suisse Group AG (a) (m)	5,546
3	Galenica AG (m)	2,845
4	Georg Fischer AG (a) (m)	2,863
1,067	Glencore Xstrata plc (a) (m)	5,756
27	Lonza Group AG (a) (m)	2,792
137	Nestle S.A. (m)	10,626
167	Novartis AG (m)	14,493
147	OC Oerlikon Corp. AG (a) (m)	2,338
53	Roche Holding AG (m)	15,551
11	Straumann Holding AG (m)	2,518
12	Swiss Life Holding AG (a) (m)	3,061
38	Swiss Re AG (a) (m)	3,350
318	UBS AG (a) (m)	6,656
13	Zurich Insurance Group AG (a) (m)	3,818

		87,215

	United Kingdom — 17.4%
426	3i Group plc (m)	2,738

SHARES	SECURITY DESCRIPTION	VALUE($)

	United Kingdom — continued
54	Associated British Foods plc (m)	2,720
99	AstraZeneca plc (m)	7,844
399	Aviva plc (m)	3,557
1,294	Barclays plc (m)	5,524
397	Barratt Developments plc (m)	2,482
1,562	BP plc (m)	13,191
177	British American Tobacco plc (m)	10,199
245	British Land Co. plc (m)	2,863
200	Britvic plc (m)	2,452
675	BT Group plc (m)	4,214
231	BTG plc (a) (m)	2,081
418	Carillion plc (m)	2,616
196	Drax Group plc (m)	2,196
106	easyJet plc (m)	2,932
284	Hammerson plc (m)	2,743
88	Hikma Pharmaceuticals plc (m)	2,303
661	Home Retail Group plc (m)	2,284
535	HSBC Holdings plc (m)	5,466
104	Imperial Tobacco Group plc (m)	4,491
294	Investec plc (m)	2,591
940	ITV plc (m)	2,891
374	Kingfisher plc (m)	2,649
4,274	Lloyds Banking Group plc (a) (m)	5,451
120	Persimmon plc (a) (m)	2,665
113	Petrofac Ltd. (m)	2,782
266	Prudential plc (m)	6,108
154	Rio Tinto plc (m)	8,375
195	St. James’s Place plc (m)	2,540
233	Standard Chartered plc (m)	5,049
1,461	Taylor Wimpey plc (m)	2,599
88	Travis Perkins plc (m)	2,542
2,377	Vodafone Group plc (m)	9,025

		140,163

	United States — 0.2%
37	Carnival plc (m)	1,469

	Total Common Stocks (Cost $642,361)	778,698

Preferred Stocks — 0.8%
	Germany — 0.8%
23	Henkel AG & Co. KGaA (m)	2,525
15	Volkswagen AG (a) (m)	4,038

	Total Preferred Stocks (Cost $3,848)	6,563

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	81

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NUMBER OF RIGHTS	SECURITY DESCRIPTION	VALUE($)
Rights — 0.0% (g)
	Australia — 0.0% (g)
27	Bank of Queensland Ltd., expiring 12/29/21 (a) (Cost $—)	39

SHARES
Short-Term Investment — 3.8%
	Investment Company — 3.8%
30,981	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $30,981)	30,981

	Total Investments — 101.1% (Cost $677,190)	816,281
	Liabilities in Excess of Other Assets — (1.1)%	(9,082)

	NET ASSETS — 100.0%	$807,199

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	12.1%
Pharmaceuticals	8.7
Oil, Gas & Consumable Fuels	6.7
Insurance	5.9
Automobiles	4.7
Metals & Mining	4.2
Capital Markets	3.1
Auto Components	2.5
Real Estate Management & Development	2.4
Food Products	2.3
Tobacco	2.3
Chemicals	2.2
Diversified Telecommunication Services	2.2
Electric Utilities	1.9
Wireless Telecommunication Services	1.9
Construction & Engineering	1.9
Beverages	1.8
Diversified Financial Services	1.8
Household Durables	1.6
Electronic Equipment, Instruments & Components	1.4
Technology Hardware, Storage & Peripherals	1.4
Machinery	1.3
Trading Companies & Distributors	1.3
Media	1.1
Aerospace & Defense	1.1
IT Services	1.0
Semiconductors & Semiconductor Equipment	1.0
Airlines	1.0
Food & Staples Retailing	1.0
Specialty Retail	1.0
Others (each less than 1.0%)	13.4
Short-Term Investment	3.8

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

J.P. Morgan International Equity Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2014 (Unaudited)

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
GDR	— Global Depositary Receipt
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
NVDR	— Non Voting Depository Receipt
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt
SEK	— Swedish Krona
SGD	— Singapore Dollar

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares, number of rights or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	— The rate shown is the current yield as of April 30, 2014.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments as described in Note 2.A. of the Notes to Financial Statements are as follows (amounts in thousands):

Fund	Value	Percentage
Emerging Economies Fund	$742,828	75.7%
Emerging Markets Equity Fund	1,997,868	75.6
Global Equity Income Fund	68,732	56.9
Global Research Enhanced Index Fund	1,170,867	37.0
International Equity Fund	2,292,072	94.0
International Equity Index Fund	601,354	95.7
International Opportunities Fund	1,738,757	95.7
International Unconstrained Equity Fund	3,982	91.3
International Value Fund	3,620,056	96.7
Intrepid International Fund	773,114	94.7

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	83

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2014 (Unaudited)

(Amounts in thousands, except per share amounts)

	Emerging Economies Fund		Emerging Markets Equity Fund		Global Equity Income Fund		Global Research Enhanced Index Fund
ASSETS:
Investments in non-affiliates, at value	$969,606		$2,612,406		$118,545		$2,960,638
Investments in affiliates, at value	11,300		31,400		2,255		203,345

Total investment securities, at value	980,906		2,643,806		120,800		3,163,983
Cash	437		3,246		103		583
Foreign currency, at value	12,633		23,996		324		6,662
Deposits at broker for futures contracts	—		—		118		10,205
Receivables:
Investment securities sold	976		4,826		2,016		2,417
Fund shares sold	330		3,763		2,855		3,759
Dividends from non-affiliates	1,032		6,446		311		5,211
Dividends from affiliates	—	(a)	—	(a)	—	(a)	3
Tax reclaims	—		—		89		759
Variation margin on futures contracts	—		—		4		661
Unrealized appreciation on forward foreign currency exchange contracts	—		—		312		—

Total Assets	996,314		2,686,083		126,932		3,194,243

LIABILITIES:
Payables:
Distributions	—		—		377		—
Investment securities purchased	304		1,028		5,253		139,409
Fund shares redeemed	94		1,611		179		397
Unrealized depreciation on forward foreign currency exchange contracts	—		—		231		—
Accrued liabilities:
Investment advisory fees	792		2,079		41		447
Administration fees	—		—		—		201
Shareholder servicing fees	57		276		19		89
Distribution fees	17		99		15		—	(a)
Custodian and accounting fees	219		782		52		201
Trustees’ and Chief Compliance Officer’s fees	1		7		—	(a)	3
Deferred India capital gains tax	679		3,894		—		—
Other	66		675		49		63

Total Liabilities	2,229		10,451		6,216		140,810

Net Assets	$994,085		$2,675,632		$120,716		$3,053,433

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

	Emerging Economies Fund	Emerging Markets Equity Fund	Global Equity Income Fund	Global Research Enhanced Index Fund
NET ASSETS:
Paid-in-Capital	$1,055,050	$2,354,294	$105,099	$2,734,336
Accumulated undistributed (distributions in excess of) net investment income	1,570	6,392	849	18,151
Accumulated net realized gains (losses)	(103,030)	(71,866)	(863)	23,568
Net unrealized appreciation (depreciation)	40,495	386,812	15,631	277,378

Total Net Assets	$994,085	$2,675,632	$120,716	$3,053,433

Net Assets:
Class A	$67,714	$312,724	$65,526	$62
Class B	—	3,009	—	—
Class C	4,971	53,822	3,055	61
Class R2	—	—	579	61
Class R5	642,516	—	590	—
Class R6	—	745,915	—	—
Institutional Class	—	970,923	—	—
Select Class	278,884	589,239	50,966	3,053,249

Total	$994,085	$2,675,632	$120,716	$3,053,433

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	5,266	13,727	3,855	3
Class B	—	135	—	—
Class C	392	2,428	180	3
Class R2	—	—	34	3
Class R5	49,745	—	35	—
Class R6	—	31,865	—	—
Institutional Class	—	41,485	—	—
Select Class	21,651	25,338	2,991	167,316

Net Asset Value (a):
Class A — Redemption price per share	$12.86	$22.78	$17.00	$18.23
Class B — Offering price per share (b)	—	22.33	—	—
Class C — Offering price per share (b)	12.69	22.17	16.95	18.19
Class R2 — Offering and redemption price per share	—	—	16.99	18.21
Class R5 — Offering and redemption price per share	12.92	—	17.05	—
Class R6 — Offering and redemption price per share	—	23.41	—	—
Institutional Class — Offering and redemption price per share	—	23.40	—	—
Select Class — Offering and redemption price per share	12.88	23.25	17.04	18.25
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$13.57	$24.04	$17.94	$19.24

Cost of investments in non-affiliates	$928,442	$2,221,800	$102,992	$2,683,608
Cost of investments in affiliates	11,300	31,400	2,255	203,345
Cost of foreign currency	12,600	23,893	326	6,633

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	85

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2014 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	International Equity Fund	International Equity Index Fund		International Opportunities Fund
ASSETS:
Investments in non-affiliates, at value	$2,348,065	$615,131		$1,760,074
Investments in affiliates, at value	91,191	13,003		57,050

Total investment securities, at value	2,439,256	628,134		1,817,124
Cash	1,160	176		916
Foreign currency, at value	—	5,212		22
Deposits at broker for futures contracts	—	870		—
Receivables:
Investment securities sold	—	—		47,821
Fund shares sold	1,037	121		628
Dividends from non-affiliates	8,919	1,876		6,938
Dividends from affiliates	1	—	(a)	—	(a)
Tax reclaims	2,686	654		1,951
Unrealized appreciation on forward foreign currency exchange contracts	—	—		10,697

Total Assets	2,453,059	637,043		1,886,097

LIABILITIES:
Payables:
Foreign currency due to custodian, at value	309	—		—
Investment securities purchased	1	1		57,088
Fund shares redeemed	8,356	785		1,881
Variation margin on futures contracts	—	45		—
Unrealized depreciation on forward foreign currency exchange contracts	—	—		6,020
Accrued liabilities:
Investment advisory fees	1,443	111		857
Administration fees	—	—	(a)	120
Shareholder servicing fees	148	—		45
Distribution fees	63	38		30
Custodian and accounting fees	151	211		127
Trustees’ and Chief Compliance Officer’s fees	1	1		2
Transfer agent fees	102	69		48
Other	74	72		35

Total Liabilities	10,648	1,333		66,253

Net Assets	$2,442,411	$635,710		$1,819,844

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

	International Equity Fund	International Equity Index Fund	International Opportunities Fund
NET ASSETS:
Paid-in-Capital	$2,010,153	$392,518	$1,592,682
Accumulated undistributed (distributions in excess of) net investment income	9,036	1,707	15,035
Accumulated net realized gains (losses)	(11,309)	(6,370)	(39,575)
Net unrealized appreciation (depreciation)	434,531	247,855	251,702

Total Net Assets	$2,442,411	$635,710	$1,819,844

Net Assets:
Class A	$226,543	$107,251	$144,934
Class B	1,270	2,281	241
Class C	26,698	22,955	1,498
Class R2	1,288	1,989	—
Class R5	120,030	—	—
Class R6	1,615,477	—	1,557,941
Institutional Class	—	—	65,708
Select Class	451,105	501,234	49,522

Total	$2,442,411	$635,710	$1,819,844

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	13,964	5,004	9,341
Class B	81	115	16
Class C	1,726	1,106	99
Class R2	80	94	—
Class R5	7,298	—	—
Class R6	98,241	—	98,495
Institutional Class	—	—	4,152
Select Class	27,442	23,230	3,142

Net Asset Value (a):
Class A — Redemption price per share	$16.22	$21.44	$15.52
Class B — Offering price per share (b)	15.68	19.80	15.65
Class C — Offering price per share (b)	15.47	20.76	15.14
Class R2 — Offering and redemption price per share	16.16	21.14	—
Class R5 — Offering and redemption price per share	16.45	—	—
Class R6 — Offering and redemption price per share	16.44	—	15.82
Institutional Class — Offering and redemption price per share	—	—	15.83
Select Class — Offering and redemption price per share	16.44	21.58	15.76
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$17.12	$22.63	$16.38

Cost of investments in non-affiliates	$1,913,654	$367,394	$1,513,121
Cost of investments in affiliates	91,191	13,003	57,050
Cost of foreign currency	(309)	5,172	19

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	87

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2014 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	International Unconstrained Equity Fund		International Value Fund	Intrepid International Fund
ASSETS:
Investments in non-affiliates, at value	$4,361		$3,659,664	$785,300
Investments in affiliates, at value	—		83,257	30,981

Total investment securities, at value	4,361		3,742,921	816,281
Cash	18		302	192
Foreign currency, at value	22		1,147	772
Receivables:
Investment securities sold	114		34,379	3,242
Fund shares sold	1		22,128	250
Dividends from non-affiliates	13		12,271	2,802
Dividends from affiliates	—		1	—	(a)
Tax reclaims	7		2,944	842
Unrealized appreciation on forward foreign currency exchange contracts	—		12,006	—
Due from Adviser	14		—	—
Other assets	19		—	—

Total Assets	4,569		3,828,099	824,381

LIABILITIES:
Payables:
Investment securities purchased	42		50,348	10,408
Fund shares redeemed	—		2,539	6,075
Variation margin on futures contracts	—		7	—
Unrealized depreciation on forward foreign currency exchange contracts	—		6,422	—
Accrued liabilities:
Investment advisory fees	—		1,782	517
Administration fees	—		249	7
Shareholder servicing fees	1		383	18
Distribution fees	—	(a)	105	16
Custodian and accounting fees	25		269	87
Trustees’ and Chief Compliance Officer’s fees	—	(a)	4	1
Printing & mailing costs	5		175	14
Audit fees	32		27	18
Other	4		356	21

Total Liabilities	109		62,666	17,182

Net Assets	$4,460		$3,765,433	$807,199

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

	International Unconstrained Equity Fund	International Value Fund	Intrepid International Fund
NET ASSETS:
Paid-in-Capital	$3,633	$3,546,926	$1,203,311
Accumulated undistributed (distributions in excess of) net investment income	9	8,724	5,938
Accumulated net realized gains (losses)	190	(363,209)	(541,175)
Net unrealized appreciation (depreciation)	628	572,992	139,125

Total Net Assets	$4,460	$3,765,433	$807,199

Net Assets:
Class A	$155	$434,954	$73,553
Class B	—	2,179	—
Class C	138	32,685	1,367
Class R2	70	1,744	108
Class R5	71	—	—
Class R6	71	78,630	—
Institutional Class	—	2,920,840	716,069
Select Class	3,955	294,401	16,102

Total	$4,460	$3,765,433	$807,199

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	8	28,935	3,612
Class B	—	146	—
Class C	7	2,234	66
Class R2	3	118	5
Class R5	3	—	—
Class R6	3	5,141	—
Institutional Class	—	191,068	34,435
Select Class	207	19,146	764

Net Asset Value (a):
Class A — Redemption price per share	$19.01	$15.03	$20.36
Class B — Offering price per share (b)	—	14.94	—
Class C — Offering price per share (b)	18.89	14.63	20.56
Class R2 — Offering and redemption price per share	18.98	14.83	20.21
Class R5 — Offering and redemption price per share	19.09	—	—
Class R6 — Offering and redemption price per share	19.10	15.29	—
Institutional Class — Offering and redemption price per share	—	15.29	20.80
Select Class — Offering and redemption price per share	19.06	15.38	21.11
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$20.06	$15.86	$21.49

Cost of investments in non-affiliates	$3,733	$3,092,408	$646,209
Cost of investments in affiliates	—	83,257	30,981
Cost of foreign currency	22	1,144	772

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	89

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2014 (Unaudited)

(Amounts in thousands)

	Emerging Economies Fund		Emerging Markets Equity Fund		Global Equity Income Fund		Global Research Enhanced Index Fund
INVESTMENT INCOME:
Interest income from affiliates	$1		$10		$—	(a)	$3
Dividend income from non-affiliates	9,987		28,822		2,901		29,557
Dividend income from affiliates	1		3		—	(a)	9
Foreign taxes withheld	(804)		(2,294)		(165)		(1,377)

Total investment income	9,185		26,541		2,736		28,192

EXPENSES:
Investment advisory fees	4,741		14,600		455		2,317
Administration fees	394		1,215		47		963
Distribution fees:
Class A	85		383		71		—	(a)
Class B	—		13		—		—
Class C	18		195		9		—	(a)
Class R2	—		—		2		—	(a)
Shareholder servicing fees:
Class A	85		383		71		—	(a)
Class B	—		4		—		—
Class C	6		65		3		—	(a)
Class R2	—		—		1		—	(a)
Class R5	156		—		—	(a)	—
Institutional Class	—		779		—		—
Select Class	314		914		66		2,896
Custodian and accounting fees	387		988		50		173
Interest expense to affiliates	5		8		—		—	(a)
Professional fees	38		67		38		48
Trustees’ and Chief Compliance Officer’s fees	5		21		—	(a)	12
Printing and mailing costs	19		191		6		13
Registration and filing fees	56		114		62		18
Transfer agent fees	85		1,470		22		29
Offering costs	—		—		—		13
Other	8		16		4		3

Total expenses	6,402		21,426		907		6,485

Less amounts waived	(530)		(1,213)		(261)		(2,669)

Net expenses	5,872		20,213		646		3,816

Net investment income (loss)	3,313		6,328		2,090		24,376

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(33,852)		25,005		(97)		11,485
Futures	—		—		19		15,353
Foreign currency transactions	(360)		760		(742)		902

Net realized gain (loss)	(34,212)		25,765		(820)		27,740

Distributions of capital gains received from investment company affiliates	—	(a)	1		—	(a)	1
Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	(14,175	)(b)	(116,373	)(b)	2,924		117,596
Futures	—		—		—		(1,927)
Foreign currency translations	(55)		(409)		255		(1)

Change in net unrealized appreciation/depreciation	(14,230)		(116,782)		3,179		115,668

Net realized/unrealized gains (losses)	(48,442)		(91,016)		2,359		143,409

Change in net assets resulting from operations	$(45,129)		$(84,688)		$4,449		$167,785

(a)	Amount rounds to less than $1,000.
(b)	Net of India Capital Gains of approximately $(679,000) and $1,691,000 for Emerging Economies Fund and Emerging Markets Equity Fund, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

	International Equity Fund	International Equity Index Fund	International Opportunities Fund
INVESTMENT INCOME:
Interest income from affiliates	$— (a)	$— (a)	$— (a)
Dividend income from non-affiliates	33,000	7,847	28,664
Dividend income from affiliates	5	1	3
Foreign taxes withheld	(1,956)	(847)	(2,511)

Total investment income	31,049	7,001	26,156

EXPENSES:
Investment advisory fees	8,706	1,666	4,748
Administration fees	905	252	658
Distribution fees:
Class A	256	133	161
Class B	5	9	1
Class C	93	82	4
Class R2	3	4	—
Shareholder servicing fees:
Class A	256	133	161
Class B	2	3	— (a)
Class C	31	27	2
Class R2	2	2	—
Class R5	27	—	—
Institutional Class	—	—	31
Select Class	542	592	56
Custodian and accounting fees	208	183	157
Interest expense to affiliates	—	— (a)	— (a)
Professional fees	45	44	45
Trustees’ and Chief Compliance Officer’s fees	10	4	8
Printing and mailing costs	60	38	28
Registration and filing fees	67	43	60
Transfer agent fees	305	142	111
Other	20	9	9

Total expenses	11,543	3,366	6,240

Less amounts waived	(1,579)	(2,094)	(54)

Net expenses	9,964	1,272	6,186

Net investment income (loss)	21,085	5,729	19,970

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	22,630	2,882	33,517
Futures	—	801	(3,675)
Foreign currency transactions	(105)	(44)	(4,033)

Net realized gain (loss)	22,525	3,639	25,809

Distributions of capital gains received from investment company affiliates	1	— (a)	1
Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	19,166	20,843	3,719
Futures	—	(677)	—
Foreign currency translations	64	(20)	1,241

Change in net unrealized appreciation/depreciation	19,230	20,146	4,960

Net realized/unrealized gains (losses)	41,756	23,785	30,770

Change in net assets resulting from operations	$62,841	$29,514	$50,740

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	91

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

	International Unconstrained Equity Fund		International Value Fund	Intrepid International Fund
INVESTMENT INCOME:
Interest income from affiliates	$—		$— (a)	$—	(a)
Dividend income from non-affiliates	36		61,448	13,084
Dividend income from affiliates	—		6	1
Foreign taxes withheld	(4)		(4,867)	(961)

Total investment income	32		56,587	12,124

EXPENSES:
Investment advisory fees	17		10,041	2,861
Administration fees	2		1,392	297
Distribution fees:
Class A	—	(a)	393	83
Class B	—		9	—
Class C	1		105	5
Class R2	—	(a)	3	—	(a)
Shareholder servicing fees:
Class A	—	(a)	393	83
Class B	—		3	—
Class C	—	(a)	35	2
Class R2	—	(a)	2	—	(a)
Class R5	—	(a)	—	—
Institutional Class	—		1,240	316
Select Class	5		525	18
Custodian and accounting fees	28		328	116
Professional fees	35		59	41
Trustees’ and Chief Compliance Officer’s fees	—	(a)	16	3
Printing and mailing costs	5		192	14
Registration and filing fees	42		102	43
Transfer agent fees	5		1,758	68
Other	3		14	4

Total expenses	143		16,610	3,954

Less amounts waived	(19)		(87)	(564)
Less expense reimbursements	(101)		—	—

Net expenses	23		16,523	3,390

Net investment income (loss)	9		40,064	8,734

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	189		105,574	19,769
Futures	—		(9)	—
Foreign currency transactions	—	(a)	5,383	23

Net realized gain (loss)	189		110,948	19,792

Distributions of capital gains received from investment company affiliates	—		1	—	(a)
Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	(201)		(67,602)	3,526
Futures	—		(91)	—
Foreign currency translations	—	(a)	(2,173)	11

Change in net unrealized appreciation/depreciation	(201)		(69,866)	3,537

Net realized/unrealized gains (losses)	(12)		41,083	23,329

Change in net assets resulting from operations	$(3)		$81,147	$32,063

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Emerging Economies Fund		Emerging Markets Equity Fund
	Six Months Ended 4/30/2014 (Unaudited)	Year Ended 10/31/2013	Six Months Ended 4/30/2014 (Unaudited)	Year Ended 10/31/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,313	$12,411	$6,328	$21,086
Net realized gain (loss)	(34,212)	(8,533)	25,765	(2,060)
Distributions of capital gains received from investment company affiliates	— (a)	—	1	—
Change in net unrealized appreciation/depreciation	(14,230)	42,201	(116,782)	113,989

Change in net assets resulting from operations	(45,129)	46,079	(84,688)	133,015

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(788)	(283)	(1,101)	(1,014)
Class B
From net investment income	—	—	—	(2)
Class C
From net investment income	(39)	(13)	—	(15)
Class R5
From net investment income	(10,129)	(4,485)	—	—
Institutional Class
From net investment income	—	—	(17,566)	(4,645)
Select Class
From net investment income	(3,202)	(1,651)	(1,422)	(7,568)

Total distributions to shareholders	(14,158)	(6,432)	(20,089)	(13,244)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	23,786	544,006	(631,284)	1,039,436

NET ASSETS:
Change in net assets	(35,501)	583,653	(736,061)	1,159,207
Beginning of period	1,029,586	445,933	3,411,693	2,252,486

End of period	$994,085	$1,029,586	$2,675,632	$3,411,693

Accumulated undistributed (distributions in excess of) net investment income	$1,570	$12,415	$6,392	$20,153

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	93

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Global Equity Income Fund		Global Research Enhanced Index Fund
	Six Months Ended 4/30/2014 (Unaudited)	Year Ended 10/31/2013	Six Months Ended 4/30/2014 (Unaudited)	Period Ended 10/31/2013 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,090	$2,017	$24,376	$13,598
Net realized gain (loss)	(820)	1,432	27,740	7,876
Distributions of capital gains received from investment company affiliates	— (b)	—	1	—
Change in net unrealized appreciation/depreciation	3,179	9,975	115,668	161,710

Change in net assets resulting from operations	4,449	13,424	167,785	183,184

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(658)	(734)	(1)	—
From net realized gains	(419)	(33)	— (b)	—
Class C
From net investment income	(24)	(23)	— (b)	—
From net realized gains	(16)	(1)	(1)	—
Class R2
From net investment income	(5)	(12)	— (b)	—
From net realized gains	(4)	(1)	— (b)	—
Class R5
From net investment income	(8)	(15)	—	—
From net realized gains	(4)	(1)	—	—
Select Class
From net investment income	(607)	(1,109)	(20,542)	—
From net realized gains	(434)	(46)	(11,328)	—

Total distributions to shareholders	(2,179)	(1,975)	(31,872)	—

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	10,762	58,368	1,022,321	1,712,015

NET ASSETS:
Change in net assets	13,032	69,817	1,158,234	1,895,199
Beginning of period	107,684	37,867	1,895,199	—

End of period	$120,716	$107,684	$3,053,433	$1,895,199

Accumulated undistributed (distributions in excess of) net investment income	$849	$61	$18,151	$14,318

(a)	Commencement of operations was February 28, 2013.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

	International Equity Fund		International Equity Index Fund
	Six Months Ended 4/30/2014 (Unaudited)	Year Ended 10/31/2013	Six Months Ended 4/30/2014 (Unaudited)	Year Ended 10/31/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$21,085	$24,931	$5,729	$10,753
Net realized gain (loss)	22,525	(952)	3,639	92,694
Distributions of capital gains received from investment company affiliates	1	—	— (a)	—
Change in net unrealized appreciation/depreciation	19,230	251,588	20,146	23,098

Change in net assets resulting from operations	62,841	275,567	29,514	126,545

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,055)	(1,844)	(2,006)	(2,307)
From net realized gains	—	—	(1,739)	—
Class B
From net investment income	(4)	(19)	(38)	(53)
From net realized gains	—	—	(46)	—
Class C
From net investment income	(84)	(216)	(316)	(289)
From net realized gains	—	—	(361)	—
Class R2
From net investment income	(5)	(9)	(31)	(19)
From net realized gains	—	—	(30)	—
Class R5
From net investment income	(739)	(1,634)	—	—
Class R6
From net investment income	(9,804)	(16,840)	—	—
Select Class
From net investment income	(2,454)	(4,056)	(9,519)	(11,791)
From net realized gains	—	—	(7,401)	—

Total distributions to shareholders	(14,145)	(24,618)	(21,487)	(14,459)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	388,761	677,970	28,707	(98,503)

NET ASSETS:
Change in net assets	437,457	928,919	36,734	13,583
Beginning of period	2,004,954	1,076,035	598,976	585,393

End of period	$2,442,411	$2,004,954	$635,710	$598,976

Accumulated undistributed (distributions in excess of) net investment income	$9,036	$2,096	$1,707	$7,888

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	95

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	International Opportunities Fund		International Unconstrained Equity Fund
	Six Months Ended 4/30/2014 (Unaudited)	Year Ended 10/31/2013	Six Months Ended 4/30/2014 (Unaudited)	Year Ended 10/31/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$19,970	$23,984	$9	$44
Net realized gain (loss)	25,809	14,960	189	275
Distributions of capital gains received from investment company affiliates	1	—	—	—
Change in net unrealized appreciation/depreciation	4,960	206,684	(201)	465

Change in net assets resulting from operations	50,740	245,628	(3)	784

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(964)	(1,582)	(1)	— (a)
From net realized gains	—	—	(6)	(1)
Class B
From net investment income	—	(7)	—	—
Class C
From net investment income	(6)	(9)	(1)	— (a)
From net realized gains	—	—	(5)	(1)
Class R2
From net investment income	—	—	— (a)	— (a)
From net realized gains	—	—	(4)	(1)
Class R5
From net investment income	—	—	(1)	(1)
From net realized gains	—	—	(4)	(1)
Class R6
From net investment income	(14,924)	(17,272)	(1)	(1)
From net realized gains	—	—	(5)	(1)
Institutional Class
From net investment income	(670)	(1,013)	—	—
Select Class
From net investment income	(395)	(770)	(40)	(27)
From net realized gains	—	—	(250)	(65)

Total distributions to shareholders	(16,959)	(20,653)	(318)	(99)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	348,296	377,607	485	148

NET ASSETS:
Change in net assets	382,077	602,582	164	833
Beginning of period	1,437,767	835,185	4,296	3,463

End of period	$1,819,844	$1,437,767	$4,460	$4,296

Accumulated undistributed (distributions in excess of) net investment income	$15,035	$12,024	$9	$44

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

	International Value Fund		Intrepid International Fund
	Six Months Ended 4/30/2014 (Unaudited)	Year Ended 10/31/2013	Six Months Ended 4/30/2014 (Unaudited)	Year Ended 10/31/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$40,064	$52,737	$8,734	$8,431
Net realized gain (loss)	110,948	122,199	19,792	11,427
Distributions of capital gains received from investment company affiliates	1	—	— (a)	—
Change in net unrealized appreciation/depreciation	(69,866)	452,404	3,537	91,063

Change in net assets resulting from operations	81,147	627,340	32,063	110,921

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(5,106)	(2,974)	(764)	(482)
Class B
From net investment income	(26)	(50)	—	—
Class C
From net investment income	(395)	(259)	(7)	(8)
Class R2
From net investment income	(18)	(20)	(1)	(1)
Class R6
From net investment income	(2,279)	(725)	—	—
Institutional Class
From net investment income	(53,459)	(17,591)	(9,080)	(5,812)
Select Class
From net investment income	(2,160)	(38,102)	(181)	(148)

Total distributions to shareholders	(63,443)	(59,721)	(10,033)	(6,451)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	671,206	241,482	127,290	207,180

NET ASSETS:
Change in net assets	688,910	809,101	149,320	311,650
Beginning of period	3,076,523	2,267,422	657,879	346,229

End of period	$3,765,433	$3,076,523	$807,199	$657,879

Accumulated undistributed (distributions in excess of) net investment income	$8,724	$32,103	$5,938	$7,237

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	97

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Emerging Economies Fund		Emerging Markets Equity Fund
	Six Months Ended 4/30/2014 (Unaudited)	Year Ended 10/31/2013	Six Months Ended 4/30/2014 (Unaudited)	Year Ended 10/31/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$21,886	$57,902	$68,220	$200,902
Distributions reinvested	486	282	933	957
Cost of shares redeemed	(20,031)	(21,023)	(77,337)	(166,780)

Change in net assets resulting from Class A capital transactions	$2,341	$37,161	$(8,184)	$35,079

Class B
Proceeds from shares issued	$—	$—	$20	$145
Distributions reinvested	—	—	—	2
Cost of shares redeemed	—	—	(1,161)	(2,229)

Change in net assets resulting from Class B capital transactions	$—	$—	$(1,141)	$(2,082)

Class C
Proceeds from shares issued	$932	$3,668	$7,740	$22,299
Distributions reinvested	39	13	—	13
Cost of shares redeemed	(794)	(831)	(9,313)	(12,872)

Change in net assets resulting from Class C capital transactions	$177	$2,850	$(1,573)	$9,440

Class R5
Proceeds from shares issued	$97,752	$347,403	$—	$—
Distributions reinvested	10,129	4,485	—	—
Cost of shares redeemed	(101,208)	(33,394)	—	—

Change in net assets resulting from Class R5 capital transactions	$6,673	$318,494	$—	$—

Class R6 (a)
Proceeds from shares issued	$—	$—	$722,004	$—
Cost of shares redeemed	—	—	(35,733)	—

Change in net assets resulting from Class R6 capital transactions	$—	$—	$686,271	$—

Institutional Class
Proceeds from shares issued	$—	$—	$1,437,792	$615,869
Distributions reinvested	—	—	14,367	3,816
Cost of shares redeemed	—	—	(1,504,514)	(174,724)

Change in net assets resulting from Institutional Class capital transactions	$—	$—	$(52,355)	$444,961

Select Class
Proceeds from shares issued	$44,781	$195,678	$112,025	$1,137,145
Distributions reinvested	3,170	149	1,240	5,164
Cost of shares redeemed	(33,356)	(10,326)	(1,367,567)	(590,271)

Change in net assets resulting from Select Class capital transactions	$14,595	$185,501	$(1,254,302)	$552,038

Total change in net assets resulting from capital transactions	$23,786	$544,006	$(631,284)	$1,039,436

(a)	Commencement of offering of class of shares effective December 23, 2013 for Emerging Markets Equity Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

	Emerging Economies Fund		Emerging Markets Equity Fund
	Six Months Ended 4/30/2014 (Unaudited)	Year Ended 10/31/2013	Six Months Ended 4/30/2014 (Unaudited)	Year Ended 10/31/2013
SHARE TRANSACTIONS:
Class A
Issued	1,711	4,298	3,135	8,879
Reinvested	37	20	43	41
Redeemed	(1,594)	(1,564)	(3,645)	(7,504)

Change in Class A Shares	154	2,754	(467)	1,416

Class B
Issued	—	—	1	6
Reinvested	—	—	—	— (a)
Redeemed	—	—	(53)	(101)

Change in Class B Shares	—	—	(52)	(95)

Class C
Issued	73	277	365	1,012
Reinvested	3	1	—	1
Redeemed	(63)	(63)	(442)	(590)

Change in Class C Shares	13	215	(77)	423

Class R5
Issued	7,532	25,974	—	—
Reinvested	781	328	—	—
Redeemed	(7,940)	(2,509)	—	—

Change in Class R5 Shares	373	23,793	—	—

Class R6 (b)
Issued	—	—	33,477	—
Redeemed	—	—	(1,612)	—

Change in Class R6 Shares	—	—	31,865	—

Institutional Class
Issued	—	—	63,272	26,863
Reinvested	—	—	642	160
Redeemed	—	—	(69,770)	(7,462)

Change in Institutional Class Shares	—	—	(5,856)	19,561

Select Class
Issued	3,615	14,733	5,053	49,291
Reinvested	245	11	56	218
Redeemed	(2,535)	(804)	(60,762)	(26,170)

Change in Select Class Shares	1,325	13,940	(55,653)	23,339

(a)	Amount rounds to less than 1,000 shares.
(b)	Commencement of offering of class of shares effective December 23, 2013 for Emerging Markets Equity Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	99

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Global Equity Income Fund		Global Research Enhanced Index Fund
	Six Months Ended 4/30/2014 (Unaudited)	Year Ended 10/31/2013	Six Months Ended 4/30/2014 (Unaudited)		Period Ended 10/31/2013 (a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$21,649	$41,913	$—		$50
Distributions reinvested	639	294	1		—
Cost of shares redeemed	(7,269)	(6,671)	—		—

Change in net assets resulting from Class A capital transactions	$15,019	$35,536	$1		$50

Class C
Proceeds from shares issued	$1,080	$1,304	$—		$50
Distributions reinvested	40	24	1		—
Cost of shares redeemed	(88)	(202)	—		—

Change in net assets resulting from Class C capital transactions	$1,032	$1,126	$1		$50

Class R2
Proceeds from shares issued	$—	$—	$—		$50
Distributions reinvested	9	13	—	(b)	—

Change in net assets resulting from Class R2 capital transactions	$9	$13	$—	(b)	$50

Class R5
Proceeds from shares issued	$—	$—	$—		$—
Distributions reinvested	12	16	—		—

Change in net assets resulting from Class R5 capital transactions	$12	$16	$—		$—

Select Class
Proceeds from shares issued	$12,492	$23,134	$1,109,164		$1,763,157
Distributions reinvested	849	935	5,200		—
Cost of shares redeemed	(18,651)	(2,392)	(92,045)		(51,292)

Change in net assets resulting from Select Class capital transactions	$(5,310)	$21,677	$1,022,319		$1,711,865

Total change in net assets resulting from capital transactions	$10,762	$58,368	$1,022,321		$1,712,015

(a)	Commencement of operations was February 28, 2013.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

	Global Equity Income Fund		Global Research Enhanced Index Fund
	Six Months Ended 4/30/2014 (Unaudited)	Year Ended 10/31/2013	Six Months Ended 4/30/2014 (Unaudited)		Period Ended 10/31/2013 (a)
SHARE TRANSACTIONS:
Class A
Issued	1,308	2,719	—		3
Reinvested	39	19	—	(b)	—
Redeemed	(438)	(429)	—		—

Change in Class A Shares	909	2,309	—	(b)	3

Class C
Issued	66	83	—		3
Reinvested	2	2	—	(b)	—
Redeemed	(6)	(13)	—		—

Change in Class C Shares	62	72	—	(b)	3

Class R2
Issued	—	—	—		3
Reinvested	1	— (b)	—	(b)	—

Change in Class R2 Shares	1	— (b)	—	(b)	3

Class R5
Reinvested	1	1	—		—

Change in Class R5 Shares	1	1	—		—

Select Class
Issued	757	1,481	63,114		112,224
Reinvested	51	61	299		—
Redeemed	(1,138)	(150)	(5,222)		(3,099)

Change in Select Class Shares	(330)	1,392	58,191		109,125

(a)	Commencement of operations was February 28, 2013.
(b)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	101

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	International Equity Fund		International Equity Index Fund
	Six Months Ended 4/30/2014 (Unaudited)	Year Ended 10/31/2013	Six Months Ended 4/30/2014 (Unaudited)	Year Ended 10/31/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$59,832	$105,812	$11,356	$26,970
Distributions reinvested	655	1,255	3,637	2,228
Cost of shares redeemed	(26,773)	(40,285)	(17,078)	(37,925)

Change in net assets resulting from Class A capital transactions	$33,714	$66,782	$(2,085)	$(8,727)

Class B
Proceeds from shares issued	$4	$21	$27	$11
Distributions reinvested	3	15	83	51
Cost of shares redeemed	(470)	(833)	(599)	(959)

Change in net assets resulting from Class B capital transactions	$(463)	$(797)	$(489)	$(897)

Class C
Proceeds from shares issued	$5,375	$6,897	$2,798	$6,413
Distributions reinvested	64	149	650	280
Cost of shares redeemed	(2,870)	(4,742)	(2,600)	(5,069)

Change in net assets resulting from Class C capital transactions	$2,569	$2,304	$848	$1,624

Class R2
Proceeds from shares issued	$186	$1,194	$501	$1,192
Distributions reinvested	3	5	18	4
Cost of shares redeemed	(152)	(834)	(515)	(310)

Change in net assets resulting from Class R2 capital transactions	$37	$365	$4	$886

Class R5
Proceeds from shares issued	$15,168	$37,375	$—	$—
Distributions reinvested	739	1,634	—	—
Cost of shares redeemed	(5,322)	(11,484)	—	—

Change in net assets resulting from Class R5 capital transactions	$10,585	$27,525	$—	$—

Class R6
Proceeds from shares issued	$352,000	$408,248	$—	$—
Subscriptions in-kind (See Note 8)	—	47,211	—	—
Distributions reinvested	9,804	16,840	—	—
Cost of shares redeemed	(27,755)	(64,207)	—	—

Change in net assets resulting from Class R6 capital transactions	$334,049	$408,092	$—	$—

Select Class
Proceeds from shares issued	$44,584	$235,602	$37,800	$178,267
Distributions reinvested	2,201	2,411	14,567	1,263
Cost of shares redeemed	(38,515)	(64,314)	(21,938)	(270,919)

Change in net assets resulting from Select Class capital transactions	$8,270	$173,699	$30,429	$(91,389)

Total change in net assets resulting from capital transactions	$388,761	$677,970	$28,707	$(98,503)

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

	International Equity Fund		International Equity Index Fund
	Six Months Ended 4/30/2014 (Unaudited)	Year Ended 10/31/2013	Six Months Ended 4/30/2014 (Unaudited)	Year Ended 10/31/2013
SHARE TRANSACTIONS:
Class A
Issued	3,765	7,127	546	1,430
Reinvested	41	88	179	125
Redeemed	(1,687)	(2,725)	(824)	(2,032)

Change in Class A Shares	2,119	4,490	(99)	(477)

Class B
Issued	— (a)	1	2	1
Reinvested	— (a)	1	4	3
Redeemed	(30)	(58)	(31)	(56)

Change in Class B Shares	(30)	(56)	(25)	(52)

Class C
Issued	356	487	139	347
Reinvested	4	11	33	16
Redeemed	(190)	(341)	(129)	(277)

Change in Class C Shares	170	157	43	86

Class R2
Issued	12	80	24	65
Reinvested	— (a)	— (a)	1	— (a)
Redeemed	(10)	(56)	(25)	(17)

Change in Class R2 Shares	2	24	— (a)	48

Class R5
Issued	952	2,576	—	—
Reinvested	46	113	—	—
Redeemed	(331)	(774)	—	—

Change in Class R5 Shares	667	1,915	—	—

Class R6
Issued	21,924	27,104	—	—
Subscriptions in-kind (See Note 8)	—	3,203	—	—
Reinvested	608	1,159	—	—
Redeemed	(1,713)	(4,564)	—	—

Change in Class R6 Shares	20,819	26,902	—	—

Select Class
Issued	2,780	15,550	1,835	9,085
Reinvested	136	166	712	71
Redeemed	(2,408)	(4,340)	(1,051)	(14,437)

Change in Select Class Shares	508	11,376	1,496	(5,281)

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	103

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	International Opportunities Fund		International Unconstrained Equity Fund
	Six Months Ended 4/30/2014 (Unaudited)	Year Ended 10/31/2013	Six Months Ended 4/30/2014 (Unaudited)		Year Ended 10/31/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$36,808	$59,075	$81		$15
Distributions reinvested	470	1,575	7		1
Cost of shares redeemed	(18,736)	(23,430)	(15)		—

Change in net assets resulting from Class A capital transactions	$18,542	$37,220	$73		$16

Class B
Proceeds from shares issued	$10	$135	$—		$—
Distributions reinvested	—	6	—		—
Cost of shares redeemed	(259)	(216)	—		—

Change in net assets resulting from Class B capital transactions	$(249)	$(75)	$—		$—

Class C
Proceeds from shares issued	$576	$530	$63		$5
Distributions reinvested	5	7	5		1
Cost of shares redeemed	(220)	(109)	—	(a)	—

Change in net assets resulting from Class C capital transactions	$361	$428	$68		$6

Class R2
Proceeds from shares issued	$—	$—	$—	(a)	$—
Distributions reinvested	—	—	4		1

Change in net assets resulting from Class R2 capital transactions	$—	$—	$4		$1

Class R5
Proceeds from shares issued	$—	$—	$—	(a)	$—
Distributions reinvested	—	—	5		2

Change in net assets resulting from Class R5 capital transactions	$—	$—	$5		$2

Class R6
Proceeds from shares issued	$326,425	$376,122	$—	(a)	$—
Distributions reinvested	14,924	17,272	6		2
Cost of shares redeemed	(16,776)	(67,810)	—		—

Change in net assets resulting from Class R6 capital transactions	$324,573	$325,584	$6		$2

Institutional Class
Proceeds from shares issued	$11,077	$20,744	$—		$—
Distributions reinvested	435	699	—		—
Cost of shares redeemed	(7,268)	(13,670)	—		—

Change in net assets resulting from Institutional Class capital transactions	$4,244	$7,773	$—		$—

Select Class
Proceeds from shares issued	$9,286	$12,030	$41		$29
Distributions reinvested	325	549	290		92
Cost of shares redeemed	(8,786)	(5,902)	(2)		—

Change in net assets resulting from Select Class capital transactions	$825	$6,677	$329		$121

Total change in net assets resulting from capital transactions	$348,296	$377,607	$485		$148

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

	International Opportunities Fund		International Unconstrained Equity Fund
	Six Months Ended 4/30/2014 (Unaudited)	Year Ended 10/31/2013	Six Months Ended 4/30/2014 (Unaudited)		Year Ended 10/31/2013
SHARE TRANSACTIONS:
Class A
Issued	2,431	4,282	4		1
Reinvested	31	122	1		—	(a)
Redeemed	(1,241)	(1,702)	(1)		—

Change in Class A Shares	1,221	2,702	4		1

Class B
Issued	1	10	—		—
Reinvested	—	— (a)	—		—
Redeemed	(17)	(15)	—		—

Change in Class B Shares	(16)	(5)	—		—

Class C
Issued	39	37	3		1
Reinvested	1	1	—	(a)	—	(a)
Redeemed	(15)	(8)	—	(a)	—

Change in Class C Shares	25	30	3		1

Class R2
Reinvested	—	—	—	(a)	—	(a)

Change in Class R2 Shares	—	—	—	(a)	—	(a)

Class R5
Reinvested	—	—	—	(a)	—	(a)

Change in Class R5 Shares	—	—	—	(a)	—	(a)

Class R6
Issued	21,228	26,629	—		—
Reinvested	972	1,310	—	(a)	—	(a)
Redeemed	(1,077)	(5,104)	—		—

Change in Class R6 Shares	21,123	22,835	—	(a)	—	(a)

Institutional Class
Issued	717	1,473	—		—
Reinvested	28	53	—		—
Redeemed	(467)	(927)	—		—

Change in Institutional Class Shares	278	599	—		—

Select Class
Issued	604	859	1		2
Reinvested	21	42	16		5
Redeemed	(564)	(433)	—	(a)	—

Change in Select Class Shares	61	468	17		7

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	105

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	International Value Fund		Intrepid International Fund
	Six Months Ended 4/30/2014 (Unaudited)	Year Ended 10/31/2013	Six Months Ended 4/30/2014 (Unaudited)	Year Ended 10/31/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$233,345	$112,329	$16,975	$32,402
Distributions reinvested	4,863	2,655	357	466
Cost of shares redeemed	(28,299)	(52,869)	(5,880)	(14,316)

Change in net assets resulting from Class A capital transactions	$209,909	$62,115	$11,452	$18,552

Class B
Proceeds from shares issued	$44	$45	$—	$—
Distributions reinvested	22	44	—	—
Cost of shares redeemed	(372)	(1,120)	—	—

Change in net assets resulting from Class B capital transactions	$(306)	$(1,031)	$—	$—

Class C
Proceeds from shares issued	$12,527	$9,020	$269	$238
Distributions reinvested	310	184	6	7
Cost of shares redeemed	(3,011)	(4,410)	(77)	(208)

Change in net assets resulting from Class C capital transactions	$9,826	$4,794	$198	$37

Class R2
Proceeds from shares issued	$650	$612	$6	$— (a)
Distributions reinvested	9	8	1	1
Cost of shares redeemed	(172)	(490)	— (a)	(4)

Change in net assets resulting from Class R2 capital transactions	$487	$130	$7	$(3)

Class R6
Proceeds from shares issued	$224	$68,474	$—	$—
Distributions reinvested	36	2	—	—
Cost of shares redeemed	(28,635)	(292)	—	—

Change in net assets resulting from Class R6 capital transactions	$(28,375)	$68,184	$—	$—

Institutional Class
Proceeds from shares issued	$2,015,971	$495,944	$119,429	$198,991
Distributions reinvested	35,770	14,688	8,462	5,184
Cost of shares redeemed	(223,810)	(243,260)	(14,013)	(17,590)

Change in net assets resulting from Institutional Class capital transactions	$1,827,931	$267,372	$113,878	$186,585

Select Class
Proceeds from shares issued	$92,547	$778,419	$2,925	$4,584
Distributions reinvested	992	22,937	78	41
Cost of shares redeemed	(1,441,805)	(961,438)	(1,248)	(2,616)

Change in net assets resulting from Select Class capital transactions	$(1,348,266)	$(160,082)	$1,755	$2,009

Total change in net assets resulting from capital transactions	$671,206	$241,482	$127,290	$207,180

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

	International Value Fund		Intrepid International Fund
	Six Months Ended 4/30/2014 (Unaudited)	Year Ended 10/31/2013	Six Months Ended 4/30/2014 (Unaudited)		Year Ended 10/31/2013
SHARE TRANSACTIONS:
Class A
Issued	15,806	8,194	851		1,795
Reinvested	330	210	18		28
Redeemed	(1,918)	(3,928)	(295)		(812)

Change in Class A Shares	14,218	4,476	574		1,011

Class B
Issued	4	4	—		—
Reinvested	1	3	—		—
Redeemed	(25)	(85)	—		—

Change in Class B Shares	(20)	(78)	—		—

Class C
Issued	869	666	13		12
Reinvested	22	15	—	(a)	1
Redeemed	(210)	(337)	(4)		(11)

Change in Class C Shares	681	344	9		2

Class R2
Issued	45	46	—	(a)	—	(a)
Reinvested	1	1	—	(a)	—	(a)
Redeemed	(12)	(36)	—	(a)	—	(a)

Change in Class R2 Shares	34	11	—	(a)	—	(a)

Class R6
Issued	14	4,945	—		—
Reinvested	2	— (a)	—		—
Redeemed	(1,894)	(21)	—		—

Change in Class R6 Shares	(1,878)	4,924	—		—

Institutional Class
Issued	132,434	35,943	5,890		10,861
Reinvested	2,393	1,146	420		306
Redeemed	(14,893)	(17,638)	(674)		(1,063)

Change in Institutional Class Shares	119,934	19,451	5,636		10,104

Select Class
Issued	6,150	57,568	141		248
Reinvested	66	1,797	4		2
Redeemed	(94,672)	(70,321)	(60)		(146)

Change in Select Class Shares	(88,456)	(10,956)	85		104

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	107

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
Emerging Economies Fund
Class A
Six Months Ended April 30, 2014 (Unaudited)	$13.63	$0.02	(f)	$(0.64)	$(0.62)	$(0.15)	$—
Year Ended October 31, 2013	12.88	0.19	(f)	0.67	0.86	(0.11)	—
Year Ended October 31, 2012	12.65	0.17	(f)	0.21	0.38	(0.15)	—
Year Ended October 31, 2011	13.91	0.20	(f)	(1.44)	(1.24)	(0.02)	—	(g)
Year Ended October 31, 2010	10.47	0.11	(f)	3.60	3.71	(0.27)	—
Year Ended October 31, 2009	7.14	0.18		3.42	3.60	(0.27)	—

Class C
Six Months Ended April 30, 2014 (Unaudited)	13.44	(0.01	)(f)	(0.64)	(0.65)	(0.10)	—
Year Ended October 31, 2013	12.72	0.13	(f)	0.66	0.79	(0.07)	—
Year Ended October 31, 2012	12.58	0.15	(f)	0.15	0.30	(0.16)	—
Year Ended October 31, 2011	13.87	0.08	(f)	(1.37)	(1.29)	—	—	(g)
Year Ended October 31, 2010	10.46	0.05	(f)	3.59	3.64	(0.23)	—
Year Ended October 31, 2009	7.11	0.14		3.43	3.57	(0.22)	—

Class R5
Six Months Ended April 30, 2014 (Unaudited)	13.71	0.05	(f)	(0.64)	(0.59)	(0.20)	—
Year Ended October 31, 2013	12.94	0.25	(f)	0.68	0.93	(0.16)	—
Year Ended October 31, 2012	12.71	0.25	(f)	0.18	0.43	(0.20)	—
Year Ended October 31, 2011	13.93	0.30	(f)	(1.47)	(1.17)	(0.05)	—	(g)
Year Ended October 31, 2010	10.48	0.17	(f)	3.59	3.76	(0.31)	—
Year Ended October 31, 2009	7.16	0.22		3.41	3.63	(0.31)	—

Select Class
Six Months Ended April 30, 2014 (Unaudited)	13.67	0.04	(f)	(0.65)	(0.61)	(0.18)	—
Year Ended October 31, 2013	12.91	0.21	(f)	0.70	0.91	(0.15)	—
Year Ended October 31, 2012	12.68	0.22	(f)	0.18	0.40	(0.17)	—
Year Ended October 31, 2011	13.92	0.25	(f)	(1.45)	(1.20)	(0.04)	—	(g)
Year Ended October 31, 2010	10.48	0.14	(f)	3.59	3.73	(0.29)	—
Year Ended October 31, 2009	7.15	0.20		3.42	3.62	(0.29)	—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (b)(e)

$12.86	(4.57)%	$67,714	1.60%	0.32%	1.72%	42%
13.63	6.67	69,690	1.60	1.45	1.72	43
12.88	3.15	30,356	1.65	1.37	1.76	72
12.65	(8.93)	43,519	1.75	1.50	1.75	84
13.91	36.12	49	1.85	0.96	3.99	156
10.47	52.59	36	1.85	2.27	5.59	141

12.69	(4.85)	4,971	2.10	(0.17)	2.21	42
13.44	6.25	5,089	2.10	1.02	2.22	43
12.72	2.54	2,088	2.12	1.21	2.27	72
12.58	(9.30)	516	2.28	0.57	2.32	84
13.87	35.33	49	2.35	0.46	4.49	156
10.46	51.98	36	2.35	1.77	6.08	141

12.92	(4.34)	642,516	1.15	0.79	1.26	42
13.71	7.21	676,985	1.15	1.84	1.27	43
12.94	3.53	331,032	1.19	1.99	1.31	72
12.71	(8.45)	228,411	1.31	2.14	1.32	84
13.93	36.66	50	1.40	1.41	3.54	156
10.48	53.31	37	1.40	2.72	5.13	141

12.88	(4.50)	278,884	1.35	0.59	1.46	42
13.67	7.04	277,822	1.35	1.61	1.47	43
12.91	3.34	82,457	1.39	1.70	1.51	72
12.68	(8.65)	73,787	1.52	1.76	1.55	84
13.92	36.35	7,313	1.60	1.21	3.74	156
10.48	53.07	5,360	1.60	2.52	5.33	141

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	109

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
Emerging Markets Equity Fund
Class A
Six Months Ended April 30, 2014 (Unaudited)	$23.05	$0.02	(f)	$(0.21)	$(0.19)	$(0.08)	$—
Year Ended October 31, 2013	22.01	0.10	(f)	1.02	1.12	(0.08)	—
Year Ended October 31, 2012	21.09	0.07	(f)	0.85	0.92	—	—
Year Ended October 31, 2011	23.45	0.06	(f)	(2.33)	(2.27)	(0.09)	—	(g)
Year Ended October 31, 2010	18.79	(0.01	)(f)	4.71	4.70	(0.04)	—	(g)
Year Ended October 31, 2009	12.66	0.07	(f)	6.31	6.38	(0.25)	—	(g)

Class B
Six Months Ended April 30, 2014 (Unaudited)	22.57	(0.04	)(f)	(0.20)	(0.24)	—	—
Year Ended October 31, 2013	21.59	(0.04	)(f)	1.03	0.99	(0.01)	—
Year Ended October 31, 2012	20.80	(0.05	)(f)	0.84	0.79	—	—
Year Ended October 31, 2011	23.15	(0.07	)(f)	(2.28)	(2.35)	—	—	(g)
Year Ended October 31, 2010	18.60	(0.12	)(f)	4.67	4.55	—	—	(g)
Year Ended October 31, 2009	12.46	—	(f)(g)	6.25	6.25	(0.11)	—	(g)

Class C
Six Months Ended April 30, 2014 (Unaudited)	22.41	(0.03	)(f)	(0.21)	(0.24)	—	—
Year Ended October 31, 2013	21.44	(0.01	)(f)	0.99	0.98	(0.01)	—
Year Ended October 31, 2012	20.65	(0.04	)(f)	0.83	0.79	—	—
Year Ended October 31, 2011	23.01	(0.05	)(f)	(2.29)	(2.34)	(0.02)	—	(g)
Year Ended October 31, 2010	18.49	(0.11	)(f)	4.63	4.52	—	—	(g)
Year Ended October 31, 2009	12.42	(0.01	)(f)	6.23	6.22	(0.15)	—	(g)

Class R6
December 23, 2013 (h) through April 30, 2014 (Unaudited)	22.47	0.20	(f)	0.74 (i)	0.94	—	—

Institutional Class
Six Months Ended April 30, 2014 (Unaudited)	23.73	0.02	(f)	(0.17)	(0.15)	(0.18)	—
Year Ended October 31, 2013	22.65	0.20	(f)	1.04	1.24	(0.16)	—
Year Ended October 31, 2012	21.66	0.16	(f)	0.87	1.03	(0.04)	—
Year Ended October 31, 2011	24.04	0.16	(f)	(2.40)	(2.24)	(0.14)	—	(g)
Year Ended October 31, 2010	19.23	0.08	(f)	4.82	4.90	(0.09)	—	(g)
Year Ended October 31, 2009	12.97	0.14	(f)	6.45	6.59	(0.33)	—	(g)

Select Class
Six Months Ended April 30, 2014 (Unaudited)	23.47	0.03	(f)	(0.20)	(0.17)	(0.05)	—
Year Ended October 31, 2013	22.40	0.17	(f)	1.03	1.20	(0.13)	—
Year Ended October 31, 2012	21.42	0.13	(f)	0.86	0.99	(0.01)	—
Year Ended October 31, 2011	23.80	0.13	(f)	(2.38)	(2.25)	(0.13)	—	(g)
Year Ended October 31, 2010	19.04	0.05	(f)	4.77	4.82	(0.06)	—	(g)
Year Ended October 31, 2009	12.84	0.11	(f)	6.39	6.50	(0.30)	—	(g)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Commencement of offering of class of shares.
(i)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (b)(e)

$22.78	(0.83)%	$312,724	1.70%	0.22%	1.79%	17%
23.05	5.08	327,090	1.76	0.46	1.79	34
22.01	4.36	281,194	1.82	0.33	1.82	20
21.09	(9.73)	265,458	1.79	0.28	1.80	9
23.45	25.08	253,037	1.82	(0.03)	1.83	14
18.79	51.49	121,638	1.85	0.45	1.85	10

22.33	(1.06)	3,009	2.20	(0.36)	2.28	17
22.57	4.57	4,245	2.26	(0.18)	2.29	34
21.59	3.80	6,100	2.32	(0.23)	2.32	20
20.80	(10.15)	7,572	2.29	(0.32)	2.30	9
23.15	24.46	10,812	2.31	(0.58)	2.32	14
18.60	50.70	10,535	2.36	(0.02)	2.37	10

22.17	(1.07)	53,822	2.20	(0.25)	2.28	17
22.41	4.56	56,119	2.26	(0.06)	2.29	34
21.44	3.83	44,643	2.32	(0.17)	2.32	20
20.65	(10.18)	43,437	2.29	(0.23)	2.30	9
23.01	24.45	40,757	2.32	(0.52)	2.33	14
18.49	50.72	19,803	2.35	(0.06)	2.35	10

23.41	4.18	745,915	1.20	2.54	1.31	17

23.40	(0.62)	970,923	1.30	0.22	1.38	17
23.73	5.47	1,123,600	1.36	0.88	1.39	34
22.65	4.80	629,223	1.41	0.73	1.42	20
21.66	(9.37)	596,147	1.38	0.68	1.41	9
24.04	25.55	513,904	1.40	0.37	1.43	14
19.23	52.20	325,849	1.43	0.93	1.46	10

23.25	(0.71)	589,239	1.45	0.25	1.53	17
23.47	5.34	1,900,639	1.51	0.74	1.54	34
22.40	4.65	1,291,326	1.57	0.60	1.57	20
21.42	(9.51)	1,251,152	1.55	0.56	1.56	9
23.80	25.38	925,631	1.57	0.23	1.58	14
19.04	51.88	330,903	1.61	0.73	1.62	10

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	111

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Global Equity Income Fund
Class A
Six Months Ended April 30, 2014 (Unaudited)	$16.67	$0.30	(f)	$0.34	$0.64	$(0.18)	$(0.13)	$(0.31)
Year Ended October 31, 2013	14.12	0.43	(f)	2.55	2.98	(0.41)	(0.02)	(0.43)
Year Ended October 31, 2012	13.37	0.31	(f)	0.88	1.19	(0.44)	—	(0.44)
February 28, 2011 (g) through October 31, 2011	15.00	0.33	(f)	(1.64)	(1.31)	(0.32)	—	(0.32)

Class C
Six Months Ended April 30, 2014 (Unaudited)	16.63	0.26	(f)	0.34	0.60	(0.15)	(0.13)	(0.28)
Year Ended October 31, 2013	14.11	0.34	(f)	2.55	2.89	(0.35)	(0.02)	(0.37)
Year Ended October 31, 2012	13.35	0.36	(f)	0.77	1.13	(0.37)	—	(0.37)
February 28, 2011 (g) through October 31, 2011	15.00	0.30	(f)	(1.66)	(1.36)	(0.29)	—	(0.29)

Class R2
Six Months Ended April 30, 2014 (Unaudited)	16.67	0.27	(f)	0.34	0.61	(0.16)	(0.13)	(0.29)
Year Ended October 31, 2013	14.12	0.40	(f)	2.54	2.94	(0.37)	(0.02)	(0.39)
Year Ended October 31, 2012	13.36	0.40	(f)	0.76	1.16	(0.40)	—	(0.40)
February 28, 2011 (g) through October 31, 2011	15.00	0.32	(f)	(1.66)	(1.34)	(0.30)	—	(0.30)

Class R5
Six Months Ended April 30, 2014 (Unaudited)	16.72	0.33	(f)	0.35	0.68	(0.22)	(0.13)	(0.35)
Year Ended October 31, 2013	14.15	0.51	(f)	2.54	3.05	(0.46)	(0.02)	(0.48)
Year Ended October 31, 2012	13.38	0.50	(f)	0.76	1.26	(0.49)	—	(0.49)
February 28, 2011 (g) through October 31, 2011	15.00	0.38	(f)	(1.65)	(1.27)	(0.35)	—	(0.35)

Select Class
Six Months Ended April 30, 2014 (Unaudited)	16.71	0.31	(f)	0.35	0.66	(0.20)	(0.13)	(0.33)
Year Ended October 31, 2013	14.14	0.47	(f)	2.55	3.02	(0.43)	—	(0.45)
Year Ended October 31, 2012	13.37	0.47	(f)	0.76	1.23	(0.46)	—	(0.46)
February 28, 2011 (g) through October 31, 2011	15.00	0.37	(f)	(1.66)	(1.29)	(0.34)	—	(0.34)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of operations.
(h)	Ratios are disproportionate between classes due to the size of net assets and fixed expenses.
(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended October 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers and reimbursements		Portfolio turnover rate (b)(e)

$17.00	3.91%	$65,526	1.25%		3.67%		1.71%		40%
16.67	21.40	49,118	1.24		2.77		1.82		63
14.12	9.09	9,003	1.25		2.21		2.31		52
13.37	(8.77)	127	1.25	(h)	3.53	(h)	10.16	(h)(i)	40

16.95	3.66	3,055	1.75		3.23		2.21		40
16.63	20.74	1,957	1.74		2.16		2.32		63
14.11	8.66	646	1.75		2.69		2.95		52
13.35	(9.12)	60	1.75	(h)	3.17	(h)	10.82	(h)(i)	40

16.99	3.71	579	1.50		3.33		1.95		40
16.67	21.12	558	1.49		2.60		2.11		63
14.12	8.87	461	1.50		2.95		2.70		52
13.36	(8.97)	45	1.50	(h)	3.36	(h)	10.72	(h)(i)	40

17.05	4.11	590	0.80		4.03		1.25		40
16.72	21.94	566	0.79		3.31		1.41		63
14.15	9.62	465	0.80		3.65		2.00		52
13.38	(8.52)	46	0.80	(h)	4.05	(h)	10.05	(h)(i)	40

17.04	4.00	50,966	1.00		3.71		1.45		40
16.71	21.73	55,485	0.99		3.04		1.59		63
14.14	9.43	27,292	1.00		3.44		2.20		52
13.37	(8.68)	2,666	1.00	(h)	3.85	(h)	10.23	(h)(i)	40

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	113

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Global Research Enhanced Index Fund
Class A
Six Months Ended April 30, 2014 (Unaudited)	$17.33	$0.15	(f)	$1.00	$1.15	$(0.15)	$(0.10)	$(0.25)
February 28, 2013 (g) through October 31, 2013	15.00	0.19	(f)	2.14	2.33	—	—	—

Class C
Six Months Ended April 30, 2014 (Unaudited)	17.28	0.11	(f)	0.98	1.09	(0.08)	(0.10)	(0.18)
February 28, 2013 (g) through October 31, 2013	15.00	0.14	(f)	2.14	2.28	—	—	—

Class R2
Six Months Ended April 30, 2014 (Unaudited)	17.30	0.13	(f)	1.00	1.13	(0.12)	(0.10)	(0.22)
February 28, 2013 (g) through October 31, 2013	15.00	0.17	(f)	2.13	2.30	—	—	—

Select Class
Six Months Ended April 30, 2014 (Unaudited)	17.37	0.19	(f)	0.97	1.16	(0.18)	(0.10)	(0.28)
February 28, 2013 (g) through October 31, 2013	15.00	0.19	(f)	2.18	2.37	—	—	—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of operations.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended October 31, 2013 and for the six months ended April 30, 2014.
(i)	Ratios are disproportionate between classes due to the size of net assets and fixed expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers and reimbursements		Portfolio turnover rate (b)(e)

$18.23	6.73%	$62	0.58	%(h)	1.74	%(h)	0.81	%(h)	22%
17.33	15.53	58	0.58	(h)	1.79	(h)	1.62	(h)(i)	25

18.19	6.40	61	1.08	(h)	1.24	(h)	1.31	(h)	22
17.28	15.20	58	1.08	(h)	1.29	(h)	2.12	(h)(i)	25

18.21	6.60	61	0.83	(h)	1.49	(h)	1.06	(h)	22
17.30	15.33	58	0.83	(h)	1.54	(h)	1.87	(h)(i)	25

18.25	6.81	3,053,249	0.33	(h)	2.10	(h)	0.56	(h)	22
17.37	15.80	1,895,025	0.33	(h)	1.73	(h)	0.60	(h)(i)	25

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	115

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Redemption fees
International Equity Fund
Class A
Six Months Ended April 30, 2014 (Unaudited)	$15.92	$0.12	(f)	$0.26	$0.38	$(0.08)	$—	$(0.08)	$—
Year Ended October 31, 2013	13.36	0.20	(f)	2.56	2.76	(0.20)	—	(0.20)	—
Year Ended October 31, 2012	12.61	0.22	(f)	0.74	0.96	(0.21)	—	(0.21)	—
Year Ended October 31, 2011	13.40	0.22	(f)	(0.80)	(0.58)	(0.21)	—	(0.21)	—	(g)
Year Ended October 31, 2010	12.33	0.18	(f)	1.07	1.25	(0.18)	—	(0.18)	—	(g)
Year Ended October 31, 2009	18.28	0.20	(f)	1.98	2.18	(0.20)	(7.93)	(8.13)	—	(g)

Class B
Six Months Ended April 30, 2014 (Unaudited)	15.39	0.06	(f)	0.27	0.33	(0.04)	—	(0.04)	—
Year Ended October 31, 2013	12.93	0.11	(f)	2.49	2.60	(0.14)	—	(0.14)	—
Year Ended October 31, 2012	12.22	0.16	(f)	0.70	0.86	(0.15)	—	(0.15)	—
Year Ended October 31, 2011	13.00	0.14	(f)	(0.77)	(0.63)	(0.15)	—	(0.15)	—	(g)
Year Ended October 31, 2010	11.97	0.11	(f)	1.04	1.15	(0.12)	—	(0.12)	—	(g)
Year Ended October 31, 2009	18.01	0.14	(f)	1.92	2.06	(0.17)	(7.93)	(8.10)	—	(g)

Class C
Six Months Ended April 30, 2014 (Unaudited)	15.20	0.08	(f)	0.24	0.32	(0.05)	—	(0.05)	—
Year Ended October 31, 2013	12.78	0.12	(f)	2.45	2.57	(0.15)	—	(0.15)	—
Year Ended October 31, 2012	12.08	0.16	(f)	0.69	0.85	(0.15)	—	(0.15)	—
Year Ended October 31, 2011	12.85	0.14	(f)	(0.76)	(0.62)	(0.15)	—	(0.15)	—	(g)
Year Ended October 31, 2010	11.85	0.11	(f)	1.01	1.12	(0.12)	—	(0.12)	—	(g)
Year Ended October 31, 2009	17.92	0.14	(f)	1.89	2.03	(0.17)	(7.93)	(8.10)	—	(g)

Class R2
Six Months Ended April 30, 2014 (Unaudited)	15.87	0.10	(f)	0.25	0.35	(0.06)	—	(0.06)	—
Year Ended October 31, 2013	13.31	0.11	(f)	2.61	2.72	(0.16)	—	(0.16)	—
Year Ended October 31, 2012	12.58	0.15	(f)	0.77	0.92	(0.19)	—	(0.19)	—
Year Ended October 31, 2011	13.37	0.18	(f)	(0.79)	(0.61)	(0.18)	—	(0.18)	—	(g)
Year Ended October 31, 2010	12.31	0.15	(f)	1.06	1.21	(0.15)	—	(0.15)	—	(g)
November 3, 2008 (h) through October 31, 2009	18.29	0.18	(f)	1.96	2.14	(0.19)	(7.93)	(8.12)	—	(g)

Class R5
Six Months Ended April 30, 2014 (Unaudited)	16.13	0.16	(f)	0.26	0.42	(0.10)	—	(0.10)	—
Year Ended October 31, 2013	13.52	0.27	(f)	2.60	2.87	(0.26)	—	(0.26)	—
Year Ended October 31, 2012	12.75	0.29	(f)	0.74	1.03	(0.26)	—	(0.26)	—
Year Ended October 31, 2011	13.55	0.23	(f)	(0.76)	(0.53)	(0.27)	—	(0.27)	—	(g)
Year Ended October 31, 2010	12.47	0.23	(f)	1.09	1.32	(0.24)	—	(0.24)	—	(g)
Year Ended October 31, 2009	18.38	0.25	(f)	2.01	2.26	(0.24)	(7.93)	(8.17)	—	(g)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (b)(e)

$16.22	2.38%	$226,543	1.30%	1.54%	1.45%	4%
15.92	20.85	188,590	1.30	1.33	1.47	8
13.36	7.70	98,274	1.30	1.72	1.51	5
12.61	(4.49)	102,866	1.31	1.63	1.52	18
13.40	10.42	131,125	1.31	1.44	1.54	15
12.33	27.39	114,557	1.31	1.90	1.62	14

15.68	2.17	1,270	1.80	0.83	1.95	4
15.39	20.26	1,711	1.80	0.80	1.97	8
12.93	7.15	2,164	1.80	1.31	2.01	5
12.22	(4.99)	2,817	1.81	1.08	2.02	18
13.00	9.82	4,543	1.86	0.89	2.04	15
11.97	26.72	5,303	1.87	1.44	2.12	14

15.47	2.11	26,698	1.80	1.00	1.95	4
15.20	20.25	23,655	1.80	0.83	1.97	8
12.78	7.16	17,873	1.80	1.31	2.01	5
12.08	(4.93)	20,193	1.81	1.09	2.02	18
12.85	9.69	23,370	1.86	0.88	2.04	15
11.85	26.76	22,934	1.87	1.46	2.12	14

16.16	2.21	1,288	1.55	1.24	1.70	4
15.87	20.58	1,230	1.55	0.78	1.72	8
13.31	7.45	721	1.55	1.16	1.74	5
12.58	(4.73)	67	1.56	1.33	1.77	18
13.37	10.07	70	1.56	1.17	1.79	15
12.31	26.95	64	1.56	1.76	1.85	14

16.45	2.64	120,030	0.85	1.97	1.00	4
16.13	21.42	106,963	0.85	1.79	1.02	8
13.52	8.19	63,767	0.85	2.24	1.05	5
12.75	(4.07)	45,680	0.86	1.69	1.08	18
13.55	10.86	242,131	0.86	1.86	1.10	15
12.47	27.92	144,494	0.86	2.39	1.16	14

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	117

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Redemption fees
International Equity Fund (continued)
Class R6
Six Months Ended April 30, 2014 (Unaudited)	$16.13	$0.17	(f)	$0.25	$0.42	$(0.11)	$—	$(0.11)	$—
Year Ended October 31, 2013	13.52	0.28	(f)	2.59	2.87	(0.26)	—	(0.26)	—
Year Ended October 31, 2012	12.75	0.29	(f)	0.74	1.03	(0.26)	—	(0.26)	—
November 30, 2010 (h) through October 31, 2011	12.85	0.28	(f)	(0.10)	0.18	(0.28)	—	(0.28)	—	(g)

Select Class
Six Months Ended April 30, 2014 (Unaudited)	16.13	0.14	(f)	0.26	0.40	(0.09)	—	(0.09)	—
Year Ended October 31, 2013	13.52	0.23	(f)	2.61	2.84	(0.23)	—	(0.23)	—
Year Ended October 31, 2012	12.76	0.26	(f)	0.74	1.00	(0.24)	—	(0.24)	—
Year Ended October 31, 2011	13.56	0.24	(f)	(0.80)	(0.56)	(0.24)	—	(0.24)	—	(g)
Year Ended October 31, 2010	12.47	0.22	(f)	1.08	1.30	(0.21)	—	(0.21)	—	(g)
Year Ended October 31, 2009	18.38	0.24	(f)	2.00	2.24	(0.22)	(7.93)	(8.15)	—	(g)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (b)(e)

$16.44	2.59%	$1,615,477	0.80%	2.08%	0.95%	4%
16.13	21.47	1,248,489	0.80	1.85	0.97	8
13.52	8.23	682,861	0.80	2.26	1.00	5
12.75	1.20	347,040	0.81	2.23	1.01	18

16.44	2.50	451,105	1.05	1.73	1.20	4
16.13	21.23	434,316	1.05	1.51	1.22	8
13.52	7.91	210,375	1.05	2.02	1.25	5
12.76	(4.26)	186,425	1.06	1.76	1.27	18
13.56	10.72	241,123	1.06	1.74	1.29	15
12.47	27.73	260,814	1.06	2.28	1.37	14

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	119

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Redemption fees
International Equity Index Fund
Class A
Six Months Ended April 30, 2014 (Unaudited)	$21.20	$0.17	(f)	$0.80	$0.97	$(0.39)	$(0.34)	$(0.73)	$—
Year Ended October 31, 2013	17.24	0.38	(f)	4.00	4.38	(0.42)	—	(0.42)	—
Year Ended October 31, 2012	16.83	0.37	(f)	0.45	0.82	(0.41)	—	(0.41)	—
Year Ended October 31, 2011	19.03	0.40	(f)	(2.16)	(1.76)	(0.44)	—	(0.44)	—	(g)
Year Ended October 31, 2010	17.89	0.33	(f)	1.10	1.43	(0.29)	—	(0.29)	—	(g)
Year Ended October 31, 2009	16.27	0.36	(f)	3.52	3.88	(0.70)	(1.56)	(2.26)	—	(g)

Class B
Six Months Ended April 30, 2014 (Unaudited)	19.57	0.11	(f)	0.74	0.85	(0.28)	(0.34)	(0.62)	—
Year Ended October 31, 2013	15.91	0.25	(f)	3.70	3.95	(0.29)	—	(0.29)	—
Year Ended October 31, 2012	15.52	0.23	(f)	0.43	0.66	(0.27)	—	(0.27)	—
Year Ended October 31, 2011	17.57	0.24	(f)	(1.99)	(1.75)	(0.30)	—	(0.30)	—	(g)
Year Ended October 31, 2010	16.54	0.18	(f)	1.02	1.20	(0.17)	—	(0.17)	—	(g)
Year Ended October 31, 2009	15.13	0.24	(f)	3.25	3.49	(0.52)	(1.56)	(2.08)	—	(g)

Class C
Six Months Ended April 30, 2014 (Unaudited)	20.51	0.12	(f)	0.76	0.88	(0.29)	(0.34)	(0.63)	—
Year Ended October 31, 2013	16.68	0.27	(f)	3.86	4.13	(0.30)	—	(0.30)	—
Year Ended October 31, 2012	16.27	0.25	(f)	0.44	0.69	(0.28)	—	(0.28)	—
Year Ended October 31, 2011	18.41	0.26	(f)	(2.09)	(1.83)	(0.31)	—	(0.31)	—	(g)
Year Ended October 31, 2010	17.35	0.20	(f)	1.06	1.26	(0.20)	—	(0.20)	—	(g)
Year Ended October 31, 2009	15.78	0.24	(f)	3.41	3.65	(0.52)	(1.56)	(2.08)	—	(g)

Class R2
Six Months Ended April 30, 2014 (Unaudited)	20.91	0.15	(f)	0.78	0.93	(0.36)	(0.34)	(0.70)	—
Year Ended October 31, 2013	17.03	0.35	(f)	3.92	4.27	(0.39)	—	(0.39)	—
Year Ended October 31, 2012	16.66	0.32	(f)	0.45	0.77	(0.40)	—	(0.40)	—
Year Ended October 31, 2011	18.86	0.32	(f)	(2.12)	(1.80)	(0.40)	—	(0.40)	—	(g)
Year Ended October 31, 2010	17.76	0.28	(f)	1.10	1.38	(0.28)	—	(0.28)	—	(g)
November 3, 2008 (h) through October 31, 2009	16.32	0.27	(f)	3.48	3.75	(0.75)	(1.56)	(2.31)	—	(g)

Select Class
Six Months Ended April 30, 2014 (Unaudited)	21.36	0.21	(f)	0.79	1.00	(0.44)	(0.34)	(0.78)	—
Year Ended October 31, 2013	17.36	0.40	(f)	4.06	4.46	(0.46)	—	(0.46)	—
Year Ended October 31, 2012	16.96	0.41	(f)	0.45	0.86	(0.46)	—	(0.46)	—
Year Ended October 31, 2011	19.17	0.45	(f)	(2.17)	(1.72)	(0.49)	—	(0.49)	—	(g)
Year Ended October 31, 2010	18.01	0.37	(f)	1.12	1.49	(0.33)	—	(0.33)	—	(g)
Year Ended October 31, 2009	16.39	0.42	(f)	3.51	3.93	(0.75)	(1.56)	(2.31)	—	(g)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (b)(e)

$21.44	4.78%	$107,251	0.59%	1.68%	1.29%	1%
21.20	25.84	108,193	0.75	2.04	1.35	51
17.24	5.16	96,191	1.07	2.27	1.31	19
16.83	(9.45)	99,046	1.07	2.16	1.31	40
19.03	8.09	124,178	1.07	1.89	1.34	39
17.89	27.74	109,441	1.07	2.40	1.37	37

19.80	4.53	2,281	1.09	1.12	1.79	1
19.57	25.13	2,751	1.34	1.42	1.85	51
15.91	4.43	3,060	1.79	1.54	1.82	19
15.52	(10.11)	4,154	1.78	1.41	1.81	40
17.57	7.32	6,503	1.80	1.11	1.83	39
16.54	26.78	8,179	1.80	1.72	1.87	37

20.76	4.51	22,955	1.09	1.22	1.79	1
20.51	25.09	21,802	1.30	1.49	1.85	51
16.68	4.43	16,291	1.79	1.57	1.81	19
16.27	(10.08)	15,428	1.78	1.46	1.81	40
18.41	7.34	18,148	1.80	1.19	1.83	39
17.35	26.74	16,231	1.80	1.63	1.87	37

21.14	4.64	1,989	0.84	1.52	1.54	1
20.91	25.52	1,957	0.95	1.88	1.61	51
17.03	4.94	786	1.32	1.97	1.56	19
16.66	(9.72)	463	1.32	1.77	1.55	40
18.86	7.88	251	1.32	1.62	1.59	39
17.76	26.96	234	1.32	1.77	1.62	37

21.58	4.90	501,234	0.34	1.97	1.04	1
21.36	26.18	464,273	0.53	2.10	1.09	51
17.36	5.40	469,065	0.82	2.51	1.06	19
16.96	(9.21)	502,764	0.82	2.40	1.05	40
19.17	8.37	516,537	0.82	2.08	1.08	39
18.01	28.02	772,784	0.82	2.76	1.12	37

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	121

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
International Opportunities Fund
Class A
Six Months Ended April 30, 2014 (Unaudited)	$15.25	$0.15	(f)	$0.24	$0.39	$(0.12)	$—
Year Ended October 31, 2013	12.45	0.25	(f)	2.83	3.08	(0.28)	—
Year Ended October 31, 2012	12.00	0.23	(f)	0.56	0.79	(0.34)	—
Year Ended October 31, 2011	13.20	0.19	(f)	(1.08)	(0.89)	(0.31)	—	(g)
Year Ended October 31, 2010	12.10	0.15	(f)	1.24	1.39	(0.29)	—	(g)
Year Ended October 31, 2009	9.95	0.19	(f)	2.16	2.35	(0.20)	—	(g)

Class B
Six Months Ended April 30, 2014 (Unaudited)	15.29	0.10	(f)	0.26	0.36	—	—
Year Ended October 31, 2013	12.46	0.18	(f)	2.83	3.01	(0.18)	—
Year Ended October 31, 2012	11.93	0.18	(f)	0.56	0.74	(0.21)	—
Year Ended October 31, 2011	13.09	0.15	(f)	(1.10)	(0.95)	(0.21)	—	(g)
Year Ended October 31, 2010	12.03	0.08	(f)	1.23	1.31	(0.25)	—	(g)
Year Ended October 31, 2009	9.83	0.14	(f)	2.16	2.30	(0.10)	—	(g)

Class C
Six Months Ended April 30, 2014 (Unaudited)	14.88	0.12	(f)	0.22	0.34	(0.08)	—
Year Ended October 31, 2013	12.15	0.16	(f)	2.77	2.93	(0.20)	—
Year Ended October 31, 2012	11.65	0.18	(f)	0.55	0.73	(0.23)	—
Year Ended October 31, 2011	12.84	0.15	(f)	(1.07)	(0.92)	(0.27)	—	(g)
Year Ended October 31, 2010	11.82	0.09	(f)	1.20	1.29	(0.27)	—	(g)
Year Ended October 31, 2009	9.77	0.13	(f)	2.11	2.24	(0.19)	—	(g)

Class R6
Six Months Ended April 30, 2014 (Unaudited)	15.57	0.20	(f)	0.23	0.43	(0.18)	—
Year Ended October 31, 2013	12.69	0.32	(f)	2.88	3.20	(0.32)	—
Year Ended October 31, 2012	12.20	0.31	(f)	0.56	0.87	(0.38)	—
November 30, 2010 (h) through October 31, 2011	12.78	0.27	(f)	(0.48)	(0.21)	(0.37)	—	(g)

Institutional Class
Six Months Ended April 30, 2014 (Unaudited)	15.57	0.18	(f)	0.25	0.43	(0.17)	—
Year Ended October 31, 2013	12.69	0.31	(f)	2.88	3.19	(0.31)	—
Year Ended October 31, 2012	12.20	0.30	(f)	0.56	0.86	(0.37)	—
Year Ended October 31, 2011	13.42	0.23	(f)	(1.09)	(0.86)	(0.36)	—	(g)
Year Ended October 31, 2010	12.29	0.22	(f)	1.24	1.46	(0.33)	—	(g)
Year Ended October 31, 2009	10.13	0.25	(f)	2.18	2.43	(0.27)	—	(g)

Select Class
Six Months Ended April 30, 2014 (Unaudited)	15.50	0.18	(f)	0.23	0.41	(0.15)	—
Year Ended October 31, 2013	12.64	0.29	(f)	2.87	3.16	(0.30)	—
Year Ended October 31, 2012	12.15	0.28	(f)	0.56	0.84	(0.35)	—
Year Ended October 31, 2011	13.37	0.26	(f)	(1.14)	(0.88)	(0.34)	—	(g)
Year Ended October 31, 2010	12.24	0.19	(f)	1.25	1.44	(0.31)	—	(g)
Year Ended October 31, 2009	10.07	0.22	(f)	2.18	2.40	(0.23)	—	(g)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (b)(e)

$15.52	2.58%	$144,934	1.23%	2.05%	1.24%	30%
15.25	25.09	123,807	1.25	1.78	1.26	36
12.45	6.95	67,472	1.29	1.91	1.30	45
12.00	(6.91)	47,855	1.28	1.45	1.28	76
13.20	11.67	13,904	1.34	1.23	1.36	57
12.10	24.17	13,773	1.41	1.84	1.42	85

15.65	2.35	241	1.73	1.30	1.74	30
15.29	24.45	484	1.73	1.28	1.76	36
12.46	6.46	462	1.79	1.54	1.80	45
11.93	(7.40)	702	1.78	1.18	1.79	76
13.09	11.01	949	1.85	0.65	1.86	57
12.03	23.62	1,716	1.91	1.34	1.92	85

15.14	2.28	1,498	1.73	1.59	1.74	30
14.88	24.41	1,109	1.75	1.19	1.76	36
12.15	6.47	531	1.79	1.55	1.80	45
11.65	(7.37)	576	1.78	1.14	1.79	76
12.84	11.05	849	1.85	0.77	1.86	57
11.82	23.50	636	1.91	1.20	1.92	85

15.82	2.81	1,557,941	0.73	2.59	0.74	30
15.57	25.71	1,204,314	0.75	2.27	0.76	36
12.69	7.59	692,117	0.79	2.58	0.79	45
12.20	(1.85)	373,613	0.78	2.27	0.78	76

15.83	2.78	65,708	0.83	2.36	0.84	30
15.57	25.60	60,310	0.85	2.18	0.86	36
12.69	7.45	41,574	0.89	2.47	0.90	45
12.20	(6.59)	39,362	0.89	1.73	0.90	76
13.42	12.12	272,487	0.91	1.75	0.96	57
12.29	24.70	161,023	0.92	2.41	1.02	85

15.76	2.65	49,522	0.98	2.30	0.99	30
15.50	25.38	47,743	0.99	2.04	1.01	36
12.64	7.28	33,029	1.04	2.35	1.05	45
12.15	(6.77)	28,476	1.03	1.97	1.04	76
13.37	11.93	30,537	1.09	1.56	1.11	57
12.24	24.41	28,588	1.16	2.12	1.17	85

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	123

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
International Unconstrained Equity Fund
Class A
Six Months Ended April 30, 2014 (Unaudited)	$20.59	$0.04	(f)	$(0.14)	$(0.10)	$(0.17)	$(1.31)	$(1.48)
Year Ended October 31, 2013	17.28	0.15		3.62	3.77	(0.11)	(0.35)	(0.46)
November 30, 2011 (h) through October 31, 2012	15.00	0.17		2.11	2.28	—	—	—

Class C
Six Months Ended April 30, 2014 (Unaudited)	20.47	(0.01	)(f)	(0.14)	(0.15)	(0.12)	(1.31)	(1.43)
Year Ended October 31, 2013	17.20	0.07		3.59	3.66	(0.04)	(0.35)	(0.39)
November 30, 2011 (h) through October 31, 2012	15.00	0.10		2.10	2.20	—	—	—

Class R2
Six Months Ended April 30, 2014 (Unaudited)	20.53	(0.01	)(f)	(0.12)	(0.13)	(0.11)	(1.31)	(1.42)
Year Ended October 31, 2013	17.24	0.12		3.59	3.71	(0.07)	(0.35)	(0.42)
November 30, 2011 (h) through October 31, 2012	15.00	0.14		2.10	2.24	—	—	—

Class R5
Six Months Ended April 30, 2014 (Unaudited)	20.69	0.06	(f)	(0.12)	(0.06)	(0.23)	(1.31)	(1.54)
Year Ended October 31, 2013	17.35	0.25		3.61	3.86	(0.17)	(0.35)	(0.52)
November 30, 2011 (h) through October 31, 2012	15.00	0.24		2.11	2.35	—	—	—

Class R6
Six Months Ended April 30, 2014 (Unaudited)	20.70	0.06	(f)	(0.11)	(0.05)	(0.24)	(1.31)	(1.55)
Year Ended October 31, 2013	17.36	0.26		3.61	3.87	(0.18)	(0.35)	(0.53)
November 30, 2011 (h) through October 31, 2012	15.00	0.25		2.11	2.36	—	—	—

Select Class
Six Months Ended April 30, 2014 (Unaudited)	20.64	0.04	(f)	(0.11)	(0.07)	(0.20)	(1.31)	(1.51)
Year Ended October 31, 2013	17.32	0.21		3.60	3.81	(0.14)	(0.35)	(0.49)
November 30, 2011 (h) through October 31, 2012	15.00	0.21		2.11	2.32	—	—	—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended October 31, 2012 and the year ended October 31, 2013.
(h)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers and reimbursements		Portfolio turnover rate (b)(e)

$19.01	(0.27)%	$155	1.32%		0.39%		6.83%		28%
20.59	22.23	83	1.32	(g)	0.89	(g)	7.99	(g)	65
17.28	15.20	58	1.32	(g)	1.17	(g)	6.99	(g)	40

18.89	(0.54)	138	1.82		(0.15)		7.34		28
20.47	21.61	76	1.82	(g)	0.40	(g)	8.35	(g)	65
17.20	14.67	57	1.82	(g)	0.67	(g)	7.47	(g)	40

18.98	(0.42)	70	1.57		(0.08)		7.12		28
20.53	21.92	70	1.57	(g)	0.67	(g)	8.01	(g)	65
17.24	14.93	57	1.57	(g)	0.92	(g)	7.23	(g)	40

19.09	(0.06)	71	0.87		0.62		6.42		28
20.69	22.76	71	0.87	(g)	1.37	(g)	7.31	(g)	65
17.35	15.67	58	0.87	(g)	1.62	(g)	6.54	(g)	40

19.10	(0.01)	71	0.82		0.67		6.37		28
20.70	22.80	71	0.82	(g)	1.42	(g)	7.26	(g)	65
17.36	15.73	58	0.82	(g)	1.67	(g)	6.49	(g)	40

19.06	(0.13)	3,955	1.07		0.43		6.62		28
20.64	22.49	3,925	1.07	(g)	1.17	(g)	7.52	(g)	65
17.32	15.47	3,175	1.07	(g)	1.42	(g)	6.74	(g)	40

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	125

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
International Value Fund
Class A
Six Months Ended April 30, 2014 (Unaudited)	$15.02	$0.17	(f)	$0.12	$0.29	$(0.28)	$—
Year Ended October 31, 2013	12.18	0.22	(f)	2.91	3.13	(0.29)	—
Year Ended October 31, 2012	12.05	0.31	(f)	0.21	0.52	(0.39)	—
Year Ended October 31, 2011	13.36	0.28	(f)	(1.17)	(0.89)	(0.42)	—	(g)
Year Ended October 31, 2010	12.27	0.17	(f)	1.20	1.37	(0.28)	—	(g)
Year Ended October 31, 2009	10.32	0.23	(f)	2.06	2.29	(0.34)	—	(g)

Class B
Six Months Ended April 30, 2014 (Unaudited)	14.86	0.10	(f)	0.14	0.24	(0.16)	—
Year Ended October 31, 2013	12.03	0.17	(f)	2.87	3.04	(0.21)	—
Year Ended October 31, 2012	11.89	0.25	(f)	0.20	0.45	(0.31)	—
Year Ended October 31, 2011	13.18	0.21	(f)	(1.16)	(0.95)	(0.34)	—	(g)
Year Ended October 31, 2010	12.10	0.11	(f)	1.18	1.29	(0.21)	—	(g)
Year Ended October 31, 2009	10.12	0.18	(f)	2.03	2.21	(0.23)	—	(g)

Class C
Six Months Ended April 30, 2014 (Unaudited)	14.61	0.11	(f)	0.13	0.24	(0.22)	—
Year Ended October 31, 2013	11.84	0.16	(f)	2.83	2.99	(0.22)	—
Year Ended October 31, 2012	11.72	0.25	(f)	0.19	0.44	(0.32)	—
Year Ended October 31, 2011	13.01	0.21	(f)	(1.14)	(0.93)	(0.36)	—	(g)
Year Ended October 31, 2010	11.96	0.11	(f)	1.17	1.28	(0.23)	—	(g)
Year Ended October 31, 2009	10.04	0.18	(f)	2.02	2.20	(0.28)	—	(g)

Class R2
Six Months Ended April 30, 2014 (Unaudited)	14.78	0.13	(f)	0.14	0.27	(0.22)	—
Year Ended October 31, 2013	11.99	0.18	(f)	2.88	3.06	(0.27)	—
Year Ended October 31, 2012	11.86	0.28	(f)	0.19	0.47	(0.34)	—
Year Ended October 31, 2011	13.21	0.24	(f)	(1.15)	(0.91)	(0.44)	—	(g)
Year Ended October 31, 2010	12.19	0.11	(f)	1.21	1.32	(0.30)	—	(g)
November 3, 2008 (h) through October 31, 2009	10.33	0.09	(f)	2.15	2.24	(0.38)	—	(g)

Class R6
Six Months Ended April 30, 2014 (Unaudited)	15.29	0.18	(f)	0.14	0.32	(0.32)	—
Year Ended October 31, 2013	12.38	0.30	(f)	2.96	3.26	(0.35)	—
Year Ended October 31, 2012	12.26	0.37	(f)	0.21	0.58	(0.46)	—
November 30, 2010 (h) through October 31, 2011	12.72	0.32	(f)	(0.30)	0.02	(0.48)	—	(g)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (b)(e)

$15.03	1.95%	$434,954	1.33%	2.26%	1.33%	29%
15.02	26.13	221,077	1.33	1.66	1.35	66
12.18	4.64	124,691	1.35	2.66	1.37	62
12.05	(6.91)	113,976	1.34	2.15	1.36	60
13.36	11.35	143,259	1.34	1.41	1.35	92
12.27	23.08	134,648	1.36	2.20	1.36	98

14.94	1.65	2,179	1.83	1.39	1.83	29
14.86	25.64	2,476	1.82	1.29	1.85	66
12.03	4.04	2,932	1.85	2.20	1.87	62
11.89	(7.42)	3,557	1.84	1.61	1.86	60
13.18	10.81	5,337	1.84	0.91	1.85	92
12.10	22.50	6,517	1.86	1.80	1.86	98

14.63	1.69	32,685	1.83	1.61	1.83	29
14.61	25.58	22,682	1.83	1.19	1.85	66
11.84	4.04	14,311	1.85	2.23	1.87	62
11.72	(7.38)	16,510	1.84	1.60	1.86	60
13.01	10.81	19,646	1.84	0.89	1.85	92
11.96	22.60	18,081	1.86	1.77	1.86	98

14.83	1.85	1,744	1.58	1.75	1.58	29
14.78	25.91	1,249	1.59	1.39	1.60	66
11.99	4.27	881	1.60	2.43	1.62	62
11.86	(7.12)	694	1.59	1.84	1.61	60
13.21	11.00	856	1.60	0.90	1.61	92
12.19	22.73	423	1.60	0.76	1.60	98

15.29	2.17	78,630	0.83	2.43	0.83	29
15.29	26.84	107,313	0.84	2.12	0.85	66
12.38	5.11	25,945	0.84	3.06	0.87	62
12.26	(0.10)	50	0.84	2.57	0.86	60

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	127

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
International Value Fund (continued)
Institutional Class
Six Months Ended April 30, 2014 (Unaudited)	$15.29	$0.18	(f)	$0.14	$0.32	$(0.32)	$—
Year Ended October 31, 2013	12.38	0.29	(f)	2.95	3.24	(0.33)	—
Year Ended October 31, 2012	12.26	0.36	(f)	0.20	0.56	(0.44)	—
Year Ended October 31, 2011	13.59	0.33	(f)	(1.19)	(0.86)	(0.47)	—	(g)
Year Ended October 31, 2010	12.47	0.25	(f)	1.19	1.44	(0.32)	—	(g)
Year Ended October 31, 2009	10.47	0.28	(f)	2.10	2.38	(0.38)	—	(g)

Select Class
Six Months Ended April 30, 2014 (Unaudited)	15.19	0.16	(f)	0.15	0.31	(0.12)	—
Year Ended October 31, 2013	12.31	0.27	(f)	2.93	3.20	(0.32)	—
Year Ended October 31, 2012	12.19	0.34	(f)	0.21	0.55	(0.43)	—
Year Ended October 31, 2011	13.50	0.31	(f)	(1.18)	(0.87)	(0.44)	—	(g)
Year Ended October 31, 2010	12.40	0.23	(f)	1.18	1.41	(0.31)	—	(g)
Year Ended October 31, 2009	10.42	0.25	(f)	2.10	2.35	(0.37)	—	(g)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (b)(e)

$15.29	2.13%	$2,920,840	0.93%	2.47%	0.93%	29%
15.29	26.72	1,087,334	0.94	2.08	0.95	66
12.38	5.00	639,798	0.94	3.03	0.97	62
12.26	(6.56)	545,034	0.94	2.48	0.96	60
13.59	11.79	421,538	0.92	2.04	0.95	92
12.47	23.75	347,238	0.95	2.60	0.96	98

15.38	2.08	294,401	1.08	2.10	1.08	29
15.19	26.46	1,634,392	1.09	1.99	1.10	66
12.31	4.87	1,458,864	1.10	2.92	1.12	62
12.19	(6.65)	1,413,804	1.09	2.37	1.12	60
13.50	11.56	943,998	1.09	1.84	1.10	92
12.40	23.51	1,132,171	1.11	2.42	1.11	98

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	129

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
Intrepid International Fund
Class A
Six Months Ended April 30, 2014 (Unaudited)	$19.79	$0.19	(f)	$0.62	$0.81	$(0.24)	$—
Year Ended October 31, 2013	15.90	0.25	(f)	3.88	4.13	(0.24)	—
Year Ended October 31, 2012	15.32	0.25	(f)	0.49	0.74	(0.16)	—
Year Ended October 31, 2011	16.59	0.24	(f)	(1.27)	(1.03)	(0.24)	—	(g)
Year Ended October 31, 2010	14.99	0.12	(f)	1.73	1.85	(0.25)	—	(g)
Year Ended October 31, 2009	13.51	0.19	(f)	2.40	2.59	(1.11)	—	(g)

Class C
Six Months Ended April 30, 2014 (Unaudited)	19.92	0.15	(f)	0.62	0.77	(0.13)	—
Year Ended October 31, 2013	16.00	0.17	(f)	3.90	4.07	(0.15)	—
Year Ended October 31, 2012	15.36	0.18	(f)	0.50	0.68	(0.04)	—
Year Ended October 31, 2011	16.61	0.15	(f)	(1.26)	(1.11)	(0.14)	—	(g)
Year Ended October 31, 2010	14.99	0.05	(f)	1.73	1.78	(0.16)	—	(g)
Year Ended October 31, 2009	13.37	0.13	(f)	2.41	2.54	(0.92)	—	(g)

Class R2
Six Months Ended April 30, 2014 (Unaudited)	19.61	0.17	(f)	0.60	0.77	(0.17)	—
Year Ended October 31, 2013	15.74	0.20	(f)	3.86	4.06	(0.19)	—
Year Ended October 31, 2012	15.21	0.19	(f)	0.50	0.69	(0.16)	—
Year Ended October 31, 2011	16.46	0.17	(f)	(1.22)	(1.05)	(0.20)	—	(g)
Year Ended October 31, 2010	14.86	0.08	(f)	1.72	1.80	(0.20)	—	(g)
November 3, 2008 (i) through October 31, 2009	13.56	0.16	(f)	2.32	2.48	(1.18)	—	(g)

Institutional Class
Six Months Ended April 30, 2014 (Unaudited)	20.23	0.25	(f)	0.63	0.88	(0.31)	—
Year Ended October 31, 2013	16.24	0.34	(f)	3.97	4.31	(0.32)	—
Year Ended October 31, 2012	15.66	0.33	(f)	0.50	0.83	(0.25)	—
Year Ended October 31, 2011	16.94	0.32	(f)	(1.29)	(0.97)	(0.31)	—	(g)
Year Ended October 31, 2010	15.27	0.19	(f)	1.78	1.97	(0.30)	—	(g)
Year Ended October 31, 2009	13.76	0.25	(f)	2.46	2.71	(1.20)	—	(g)

Select Class
Six Months Ended April 30, 2014 (Unaudited)	20.51	0.23	(f)	0.64	0.87	(0.27)	—
Year Ended October 31, 2013	16.46	0.31	(f)	4.01	4.32	(0.27)	—
Year Ended October 31, 2012	15.85	0.30	(f)	0.51	0.81	(0.20)	—
Year Ended October 31, 2011	16.99	0.26	(f)	(1.28)	(1.02)	(0.12)	—	(g)
Year Ended October 31, 2010	15.31	0.15	(f)	1.79	1.94	(0.26)	—	(g)
Year Ended October 31, 2009	13.72	0.23	(f)	2.45	2.68	(1.09)	—	(g)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Includes interest expense of 0.01%.
(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (b)(e)

$20.36	4.12%	$73,553	1.40%		1.97%	1.46%	28%
19.79	26.25	60,135	1.47		1.42	1.54	49
15.90	4.97	32,231	1.50		1.65	1.62	46
15.32	(6.30)	31,942	1.50		1.42	1.61	79
16.59	12.54	23,960	1.50		0.78	1.73	92
14.99	21.38	23,506	1.51	(h)	1.51	1.63	95

20.56	3.86	1,367	1.90		1.49	1.96	28
19.92	25.60	1,131	1.98		0.94	2.04	49
16.00	4.45	875	2.00		1.18	2.12	46
15.36	(6.75)	1,018	2.00		0.91	2.11	79
16.61	12.01	1,489	2.00		0.30	2.24	92
14.99	20.77	1,489	2.00	(h)	1.03	2.13	95

20.21	3.97	108	1.65		1.70	1.71	28
19.61	26.02	98	1.72		1.16	1.79	49
15.74	4.64	81	1.75		1.29	1.87	46
15.21	(6.48)	106	1.75		1.04	1.85	79
16.46	12.26	68	1.75		0.53	1.99	92
14.86	20.61	60	1.75	(h)	1.29	1.87	95

20.80	4.40	716,069	0.90		2.50	1.06	28
20.23	26.90	582,599	0.97		1.88	1.14	49
16.24	5.50	303,575	1.00		2.16	1.21	46
15.66	(5.85)	178,258	1.00		1.88	1.20	79
16.94	13.11	99,766	1.00		1.21	1.31	92
15.27	22.05	112,905	1.01	(h)	1.90	1.22	95

21.11	4.27	16,102	1.15		2.22	1.21	28
20.51	26.56	13,916	1.23		1.68	1.29	49
16.46	5.24	9,467	1.25		1.94	1.37	46
15.85	(6.08)	12,225	1.25		1.51	1.37	79
16.99	12.86	26,408	1.25		0.93	1.37	92
15.31	21.65	330,843	1.25	(h)	1.81	1.38	95

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	131

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2014 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 10 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Emerging Economies Fund	Class A, Class C, Class R5 and Select Class	JPM I	Diversified
Emerging Markets Equity Fund	Class A, Class B, Class C, Class R6*, Institutional Class and Select Class	JPM I	Diversified
Global Equity Income Fund	Class A, Class C, Class R2, Class R5 and Select Class	JPM I	Diversified
Global Research Enhanced Index Fund	Class A, Class C, Class R2, and Select Class	JPM I	Diversified
International Equity Fund	Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class	JPM I	Diversified
International Equity Index Fund	Class A, Class B, Class C, Class R2 and Select Class	JPM II	Diversified
International Opportunities Fund	Class A, Class B, Class C, Class R6, Institutional Class and Select Class	JPM I	Diversified
International Unconstrained Equity Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	JPM I	Diversified
International Value Fund	Class A, Class B, Class C, Class R2, Class R6, Institutional Class and Select Class	JPM I	Diversified
Intrepid International Fund	Class A, Class C, Class R2, Institutional Class and Select Class	JPM I	Diversified

Global Research Enhanced Index Fund commenced operations on February 28, 2013.

Prior to May 31, 2013, International Unconstrained Equity Fund was not publicly offered for investment.

The investment objective of Emerging Economies Fund is to seek long-term capital growth.

The investment objective of Emerging Markets Equity Fund is to seek to provide high total return from a portfolio of equity securities from emerging markets issuers.

The investment objective of Global Equity Income Fund is to seek to provide both current income and long-term capital appreciation.

The investment objective of Global Research Enhanced Index Fund and International Unconstrained Equity Fund is to seek to provide long-term capital appreciation.

The investment objective of International Equity Fund is to seek total return from long-term capital growth and income. Total return consists of capital growth and current income.

The investment objective of International Equity Index Fund is to seek to provide investment results that correspond to the aggregate price and dividend performance of the securities in the MSCI EAFE Gross Domestic Product Index.

The investment objective of International Opportunities Fund is to seek to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, emerging markets.

The investment objective of International Value Fund is to seek to provide high total return from a portfolio of foreign company equity securities.

The investment objective of Intrepid International Fund is to seek to maximize long-term capital growth by investing primarily in equity securities in developed markets outside the U.S.

*	Class R6 Shares commenced operations on December 23, 2013 for Emerging Markets Equity Fund.

Effective November 1, 2009, Class B Shares of Emerging Markets Equity Fund, International Equity Fund, International Equity Index Fund, International Opportunities Fund and International Value Fund may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Class A Shares.

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares after eight years. No sales charges are assessed with respect to Class R2, Class R5, Class R6, Institutional Class and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

132	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Funds’ Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Funds apply fair value pricing on equity securities on a daily basis except for North American, Central American, South American and Caribbean equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset values.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	133

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2014 (Unaudited) (continued)

The following tables represent each valuation input by country as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Emerging Economies Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Brazil	$132,734	$—	$—		$132,734
China	20,661	160,606	—		181,267
Greece	—	4,139	—		4,139
Hong Kong	—	66,739	—	(a)	66,739
Hungary	—	3,771	—		3,771
India	26,421	59,102	—		85,523
Mexico	99	—	—		99
Netherlands	2,153	—	—		2,153
Poland	—	16,068	—		16,068
Russia	11,086	65,649	—		76,735
South Africa	—	48,781	—		48,781
South Korea	13,268	166,612	—		179,880
Taiwan	18,044	86,531	—		104,575
Thailand	—	10,294	—		10,294
Turkey	—	42,611	—		42,611
United Arab Emirates	—	11,856	—		11,856

Total Common Stocks	224,466	742,759	—	(a)	967,225

Preferred Stocks
Brazil	2,381	—	—		2,381
Short-Term Investment
Investment Company	11,300	—	—		11,300

Total Investments in Securities	$238,147	$742,759	$—	(a)	$980,906

Emerging Markets Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$20,822	$—	$20,822
Brazil	231,175	—	—	231,175
China	69,089	145,618	—	214,707
Colombia	20,164	—	—	20,164
Cyprus	26,639	—	—	26,639
Hong Kong	—	149,122	—	149,122
India	87,426	340,408	—	427,834
Indonesia	—	137,753	—	137,753
Luxembourg	8,901	—	—	8,901
Malaysia	—	24,644	—	24,644
Mexico	70,218	—	—	70,218
Panama	19,737	—	—	19,737
Peru	44,939	—	—	44,939
Poland	—	13,751	—	13,751
Russia	—	113,393	—	113,393
South Africa	—	377,667	—	377,667
South Korea	—	154,010	—	154,010
Taiwan	68,694	74,431	—	143,125
Thailand	37,206	144,716	—	181,922
Turkey	—	112,118	—	112,118
United Kingdom	—	101,818	—	101,818

Total Common Stocks	684,188	1,910,271	—	2,594,459

134	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

Emerging Markets Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Preferred Stocks
Brazil	$17,947	$—	$—	$17,947
Short-Term Investment
Investment Company	31,400	—	—	31,400

Total Investments in Securities	$733,535	$1,910,271	$—	$2,643,806

Global Equity Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$3,951	$—	$3,951
Belgium	—	955	—	955
Brazil	987	—	—	987
China	—	2,071	—	2,071
Denmark	1,738	—	—	1,738
Finland	—	1,320	—	1,320
France	—	8,713	—	8,713
Germany	—	5,665	—	5,665
Hong Kong	—	1,139	—	1,139
Ireland	1,354	—	—	1,354
Israel	—	1,682	—	1,682
Italy	—	2,702	—	2,702
Japan	—	7,173	—	7,173
Luxembourg	—	439	—	439
Netherlands	—	5,428	—	5,428
New Zealand	—	1,210	—	1,210
Norway	—	2,149	—	2,149
Singapore	—	1,795	—	1,795
Spain	—	621	—	621
Sweden	—	900	—	900
Switzerland	577	4,435	—	5,012
Taiwan	—	794	—	794
United Kingdom	1,549	11,099	—	12,648
United States	47,012	1,087	—	48,099

Total Common Stocks	53,217	65,328	—	118,545

Short-Term Investment
Investment Company	2,255	—	—	2,255

Total Investments in Securities	$55,472	$65,328	$—	$120,800

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$312	$—	$312

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(231)	$—	$(231)

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	135

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2014 (Unaudited) (continued)

Global Research Enhanced Index Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$85,833	$—	$85,833
Austria	—	857	—	857
Belgium	—	18,016	—	18,016
Bermuda	3,510	—	—	3,510
Canada	104,801	—	—	104,801
China	—	976	—	976
Colombia	1	—	—	1
Denmark	3,658	22,236	—	25,894
Finland	—	4,979	—	4,979
France	—	114,476	—	114,476
Germany	—	108,675	—	108,675
Hong Kong	—	29,439	—	29,439
Ireland	22,709	7,057	—	29,766
Italy	—	32,466	—	32,466
Japan	—	215,220	—	215,220
Luxembourg	—	2,412	—	2,412
Netherlands	—	54,355	—	54,355
New Zealand	—	717	—	717
Norway	—	7,846	—	7,846
Portugal	—	5,272	—	5,272
Singapore	7,823	15,409	—	23,232
Spain	—	35,887	—	35,887
Sweden	—	25,417	—	25,417
Switzerland	18,258	126,885	—	145,143
United Kingdom	5,875	239,464	—	245,339
United States	1,625,552	—	—	1,625,552

Total Common Stocks	1,792,187	1,153,894	—	2,946,081

Preferred Stocks
Germany	—	14,468	—	14,468
United Kingdom	—	—	82	82

Total Preferred Stocks	—	14,468	82	14,550

Warrant
Hong Kong	7	—	—	7
Short-Term Investment
Investment Company	203,345	—	—	203,345

Total Investments in Securities	$1,995,539	$1,168,362	$82	$3,163,983

Appreciation in Other Financial Instruments
Futures Contracts	$1,097	$—	—	$1,097

Depreciation in Other Financial Instruments
Futures Contracts	$(758)	$—	—	$(758)

136	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

International Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$47,211	$—	$47,211
Belgium	—	41,244	—	41,244
China	—	56,923	—	56,923
Denmark	—	22,713	—	22,713
France	442	325,857	—	326,299
Germany	—	152,127	—	152,127
Hong Kong	—	88,322	—	88,322
India	12,107	—	—	12,107
Indonesia	—	12,606	—	12,606
Israel	22,440	—	—	22,440
Japan	—	376,566	—	376,566
Netherlands	—	156,069	—	156,069
South Korea	—	42,477	—	42,477
Sweden	—	23,215	—	23,215
Switzerland	—	337,140	—	337,140
Taiwan	21,446	—	—	21,446
United Kingdom	—	543,315	—	543,315

Total Common Stocks	56,435	2,225,785	—	2,282,220

Preferred Stocks
Germany	—	65,845	—	65,845
Short-Term Investment
Investment Company	91,191	—	—	91,191

Total Investments in Securities	$147,626	$2,291,630	$—	$2,439,256

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	137

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2014 (Unaudited) (continued)

International Equity Index Fund

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—		$29,615	$—	(a)	$29,615
Austria	1,188		7,619	—		8,807
Belgium	—		14,718	—		14,718
Bermuda	—		500	—		500
Brazil	1,165		—	—		1,165
Chile	2,867		—	—		2,867
China	—		4,306	—		4,306
Denmark	492		6,987	—		7,479
Finland	105		8,688	—		8,793
France	803		56,650	—		57,453
Germany	—		77,754	—		77,754
Hong Kong	100		6,759	—		6,859
Hungary	—		4,215	—		4,215
India	1,060		2,583	—		3,643
Ireland	1,536		2,968	—		4,504
Israel	894		3,442	—		4,336
Italy	—		51,499	—		51,499
Japan	—		116,177	—		116,177
Luxembourg	77		2,579	—		2,656
Mexico	4,080		—	—		4,080
Netherlands	—		22,744	—		22,744
New Zealand	—		3,255	—		3,255
Norway	333		8,534	—		8,867
Philippines	—		4,448	—		4,448
Portugal	—		7,897	—		7,897
Singapore	—		4,568	—		4,568
South Africa	—		4,727	—		4,727
South Korea	—		4,929	—		4,929
Spain	—		39,605	—		39,605
Sweden	—		10,190	—		10,190
Switzerland	58		18,478	—		18,536
Taiwan	—		3,467	—		3,467
Thailand	2,480		1,241	—		3,721
Turkey	—		3,311	—		3,311
United Kingdom	101		50,798	—		50,899
United States	—		49	—		49

Total Common Stocks	17,339		585,300	—	(a)	602,639

Preferred Stocks
Brazil	2,772		—	—		2,772
Chile	208		—	—		208
Germany	—		8,524	—		8,524
Italy	—		964	—		964
United Kingdom	—		—	7		7

Total Preferred Stocks	2,980		9,488	7		12,475

Right
Brazil	—	(b)	—	—		—	(b)
Warrant
France	17		—	—		17
Short-Term Investment
Investment Company	13,003		—	—		13,003

Total Investments in Securities	$33,339		$594,788	$7		$628,134

138	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

International Equity Index Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$319	$—	$—	$319

Depreciation in Other Financial Instruments
Futures Contracts	$(274)	$—	$—	$(274)

International Opportunities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$35,395	$—	$35,395
Belgium	—	23,568	—	23,568
Canada	21,317	—	—	21,317
China	—	19,304	—	19,304
Denmark	—	50,672	—	50,672
Finland	—	24,206	—	24,206
France	—	252,371	—	252,371
Germany	—	162,080	—	162,080
Hong Kong	—	35,229	—	35,229
Ireland	—	19,093	—	19,093
Japan	—	362,001	—	362,001
Netherlands	—	131,168	—	131,168
Norway	—	20,503	—	20,503
South Korea	—	24,832	—	24,832
Sweden	—	37,029	—	37,029
Switzerland	—	194,440	—	194,440
United Kingdom	15,499	306,699	—	322,198

Total Common Stocks	36,816	1,698,590	—	1,735,406

Preferred Stock
Germany	—	24,668	—	24,668
Short-Term Investment
Investment Company	57,050	—	—	57,050

Total Investments in Securities	$93,866	$1,723,258	$—	$1,817,124

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$10,697	$—	$10,697

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(6,020)	$—	$(6,020)

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	139

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2014 (Unaudited) (continued)

International Unconstrained Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Canada	$185	$—	$—	$185
China	89	82	—	171
France	—	467	—	467
Germany	—	452	—	452
Hong Kong	—	154	—	154
India	105	—	—	105
Ireland	—	114	—	114
Japan	—	495	—	495
Netherlands	—	308	—	308
Russia	—	56	—	56
South Korea	—	183	—	183
Sweden	—	67	—	67
Switzerland	—	529	—	529
United Kingdom	—	974	—	974
United States	—	101	—	101

Total Common Stocks	379	3,982	—	4,361

Total Investments in Securities	$379	$3,982	$—	$4,361

International Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$70,028	$—	$70,028
Belgium	—	52,827	—	52,827
Canada	15,652	—	—	15,652
China	—	17,925	—	17,925
Denmark	—	37,664	—	37,664
Finland	—	37,363	—	37,363
France	—	620,107	—	620,107
Germany	—	336,558	—	336,558
Hong Kong	—	91,258	—	91,258
Ireland	23,956	—	—	23,956
Italy	—	133,682	—	133,682
Japan	—	737,159	—	737,159
Netherlands	—	199,118	—	199,118
Norway	—	47,885	—	47,885
South Korea	—	58,389	—	58,389
Spain	—	72,669	—	72,669
Sweden	—	59,732	—	59,732
Switzerland	—	241,868	—	241,868
Turkey	—	19,609	—	19,609
United Kingdom	—	749,084	—	749,084

Total Common Stocks	39,608	3,582,925	—	3,622,533

Preferred Stocks
Germany	—	37,131	—	37,131
Short-Term Investment
Investment Company	83,257	—	—	83,257

Total Investments in Securities	$122,865	$3,620,056	$—	$3,742,921

140	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

International Value Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$12,006	$—	$12,006

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(6,422)	$—	$(6,422)

Intrepid International Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$54,937	$—	$54,937
Austria	—	2,869	—	2,869
Belgium	2,971	8,969	—	11,940
Bermuda	—	2,924	—	2,924
China	—	2,938	—	2,938
Denmark	2,774	2,481	—	5,255
Finland	3,219	13,852	—	17,071
France	2,193	91,823	—	94,016
Germany	—	73,389	—	73,389
Hong Kong	—	17,763	—	17,763
India	2,653	—	—	2,653
Ireland	2,181	8,834	—	11,015
Israel	4,486	—	—	4,486
Italy	—	9,712	—	9,712
Japan	—	132,988	—	132,988
Luxembourg	—	2,655	—	2,655
Netherlands	—	37,852	—	37,852
Norway	—	9,284	—	9,284
Portugal	—	2,544	—	2,544
South Korea	—	5,049	—	5,049
Spain	2,827	23,201	—	26,028
Sweden	—	22,483	—	22,483
Switzerland	—	87,215	—	87,215
United Kingdom	2,782	137,381	—	140,163
United States	—	1,469	—	1,469

Total Common Stocks	26,086	752,612	—	778,698

Preferred Stocks
Germany	—	6,563	—	6,563
Right
Australia	—	39	—	39
Short-Term Investment
Investment Company	30,981	—	—	30,981

Total Investments in Securities	$57,067	$759,214	$—	$816,281

(a)	Value is zero.
(b)	Amount rounds to less than $1,000.

There were no transfers among any levels during the six months ended April 30, 2014.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	141

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2014 (Unaudited) (continued)

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. As of April 30, 2014, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

The following are the values and percentages of net assets of illiquid securities as of April 30, 2014 (amounts in thousands):

	Value		Percentage
Emerging Economies Fund	$—	(a)	—%
Global Research Enhanced Index Fund	82		0.0	(b)
International Equity Index Fund	7		0.0	(b)

(a)	Value is zero.
(b)	Amount rounds to less than 0.1%.

C. Futures Contracts — Global Equity Income Fund, Global Research Enhanced Index Fund, International Equity Index Fund, International Opportunities Fund and International Value Fund use index futures contracts to gain or reduce exposure to the stock market, maintain liquidity and minimize transaction costs. The Funds also buy futures contracts to immediately invest incoming cash in the market or sell futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements.

The table below discloses the volume of the Funds’ futures contracts activity during the six months ended April 30, 2014 (amounts in thousands):

	Global Equity Income Fund	Global Research Enhanced Index Fund	International Equity Index Fund	International Opportunities Fund	International Value Fund
Futures Contracts:
Average Notional Balance Long	$417	$119,271	$19,156	$21,691	$37,350
Ending Notional Balance Long	—	62,840	16,045	—	—

D. Forward Foreign Currency Exchange Contracts — Emerging Economies Fund, Global Equity Income Fund, International Opportunities Fund and International Value Fund may be exposed to foreign currency risks associated with portfolio investments and therefore use forward foreign currency exchange contracts to hedge or manage these exposures. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

142	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

As of April 30, 2014, the Funds did not receive or post collateral for forward foreign currency exchange contracts.

The table below discloses the volume of the Funds’ forward foreign currency exchange contracts activity during the six months ended April 30, 2014 (amounts in thousands):

	Emerging Economies Fund		Global Equity Income Fund	International Opportunities Fund	International Value Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$—		$15,562	$423,536	$704,446
Average Settlement Value Sold	53	(a)	29,453	339,848	544,313
Ending Settlement Value Purchased	—		41,990	788,887	904,813
Ending Settlement Value Sold	—		42,068	664,486	746,432

(a)	For the period January 1, 2014 through January 31, 2014.

E. Summary of Derivatives Information

The following table presents the value of derivatives held as of April 30, 2014, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Global Equity Income Fund

Derivative Contract	Statements of Assets and Liabilities Location
Gross Assets:		Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	Receivables	$312

Gross Liabilities:
Foreign exchange contracts	Payables	$(231)

The following table presents the value of derivatives held as of April 30, 2014, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

        Global Research Enhanced Index Fund

Derivative Contract	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$1,097

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(758)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.

The following table presents the value of derivatives held as of April 30, 2014, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

International Equity Index Fund

Derivative Contract	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$319

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(274)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	143

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2014 (Unaudited) (continued)

The following table presents the value of derivatives held as of April 30, 2014, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

        International Opportunities Fund

Derivative Contract	Statements of Assets and Liabilities Location
Gross Assets:		Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	Receivables	$10,697

Gross Liabilities:
Foreign exchange contracts	Payables	$(6,020)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of April 30, 2014 (amounts in thousands):

International Opportunities Fund

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due From Counterparty (not less than zero)
Australia and New Zealand Banking Group Limited	$95	$(50)	$—	$45
Barclays Bank plc	197	(197)	—	—
BNP Paribas	775	(237)	—	538
Citibank, N.A.	220	(131)	—	89
Commonwealth Bank of Australia	15	—	—	15
Credit Suisse International	190	(190)	—	—
Goldman Sachs International	12	(12)	—	—
HSBC Bank, N.A.	631	(631)	—	—
Merrill Lynch International	281	(144)	—	137
Morgan Stanley	302	—	—	302
Societe Generale	175	(175)	—	—
State Street Corp.	229	(100)	—	129
TD Bank Financial Group	5,676	(797)	—	4,879
Union Bank of Switzerland	408	(148)	—	260
Westpac Banking Corp.	1,491	(576)	—	915

Total	$10,697	$(3,388)	$—	$7,309

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Posted	Net Amount Due To Counterparty (not less than zero)
Australia and New Zealand Banking Group Limited	$50	$(50)	$—	$—
Barclays Bank plc	325	(197)	—	128
BNP Paribas	237	(237)	—	—
Citibank, N.A.	131	(131)	—	—
Credit Suisse International	209	(190)	—	19
Goldman Sachs International	1,402	(12)	—	1,390
HSBC Bank, N.A.	1,427	(631)	—	796
Merrill Lynch International	144	(144)	—	—
Societe Generale	474	(175)	—	299
State Street Corp.	100	(100)	—	—
TD Bank Financial Group	797	(797)	—	—

144	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Posted	Net Amount Due To Counterparty (not less than zero)
Union Bank of Switzerland	$148	$(148)	$—	$—
Westpac Banking Corp.	576	(576)	—	—

Total	$6,020	$(3,388)	$—	$2,632

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statements of Assets and Liabilities.

The following table presents the value of derivatives held as of April 30, 2014, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

International Value Fund

Derivative Contract	Statements of Assets and Liabilities Location
Gross Assets:		Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	Receivables	$12,006

Gross Liabilities:
Foreign exchange contracts	Payables	$(6,422)

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Funds often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

The following tables present the effect of derivatives on the Statements of Operations for the six months ended April 30, 2014, by primary underlying risk exposure (amounts in thousands):

Emerging Economies Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations
Derivative Contract	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(158)

Global Equity Income Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Foreign exchange contracts	$—	$(693)	$(693)
Equity contracts	19	—	19

Total	$19	$(693)	$(674)

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	145

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2014 (Unaudited) (continued)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Derivative Contract	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$271

Global Research Enhanced Index Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations
Derivative Contract	Futures Contracts
Equity contracts	$15,353

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Derivative Contract	Futures Contracts
Equity contracts	$(1,927)

International Equity Index Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations
Derivative Contract	Futures Contracts
Equity contracts	$801

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Derivative Contract	Futures Contracts
Equity contracts	$(677)

International Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Foreign exchange contracts	$—	$(3,945)	$(3,945)
Equity contracts	(3,675)	—	(3,675)

Total	$(3,675)	$(3,945)	$(7,620)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Derivative Contract	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$1,215

International Value Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Foreign exchange contracts	$—	$5,728	$5,728
Equity contracts	(9)	—	(9)

Total	$(9)	$5,728	$5,719

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Foreign exchange contracts	$—	$(2,220)	$(2,220)
Equity contracts	(91)	—	(91)

Total	$(91)	$(2,220)	$(2,311)

146	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

The Funds’ derivatives contracts held at April 30, 2014 are not accounted for as hedging instruments under GAAP.

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held. Accordingly, such foreign currency gains (losses) are included in the reported Change in net unrealized appreciation/depreciation on investment transactions on the Statements of Operations. The Funds do isolate the effect of changes in foreign exchange rates from fluctuations when determining realized gain or loss for sales of fixed income securities.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

G. Offering and Organizational Costs — Total offering costs of approximately $40,000 incurred in connection with the offering of shares of Global Research Enhanced Index Fund were amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund, if any, were recorded as an expense at the time the Fund commenced operations.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a fund first learns of the dividend.

I. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of April 30, 2014, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

K. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. The Funds are subject to a tax imposed on short-term capital gains on securities of issuers domiciled in India. The Funds record an estimated deferred tax liability for these securities that have been held for less than one year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount, if any, is reported as Deferred India capital gains tax in the accompanying Statements of Assets and Liabilities. Short-term realized capital losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short-term realized capital gains.

India has enacted rules imposing a tax on indirect transfers of Indian shares, although additional guidance from the Indian tax authorities is awaited. At present, management does not believe that such tax will be applicable to the Funds. However, management’s conclusion, regarding this and other foreign tax matters, may be subject to future review based on changes in, or the interpretation of, the accounting standards and the tax laws and regulations.

L. Distributions to Shareholders — Distributions from net investment income if any, are generally declared and paid annually, except for Global Equity Income Fund, which are declared and paid monthly and for International Equity Fund, which are declared and paid quarterly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	147

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2014 (Unaudited) (continued)

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, the Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets.

The annual rate for each Fund is as follows:

Emerging Economies Fund	1.00%
Emerging Markets Equity Fund	1.00
Global Equity Income Fund	0.80
Global Research Enhanced Index Fund	0.20
International Equity Fund	0.80
International Equity Index Fund	0.55	(a)
International Opportunities Fund	0.60
International Unconstrained Equity Fund	0.80
International Value Fund	0.60
Intrepid International Fund	0.80	(b)

(a)	Effective May 20, 2014, the investment advisory fee is 0.20% for International Equity Index Fund.
(b)	Prior to September 1, 2013, the investment advisory fee was 0.85% for Intrepid International Fund.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended April 30, 2014, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B, Class C and Class R2 Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R2
Emerging Economies Fund	0.25%	n/a	0.75%	n/a
Emerging Markets Equity Fund	0.25	0.75%	0.75	n/a
Global Equity Income Fund	0.25	n/a	0.75	0.50%
Global Research Enhanced Index Fund	0.25	n/a	0.75	0.50
International Equity Fund	0.25	0.75	0.75	0.50
International Equity Index Fund	0.25	0.75	0.75	0.50
International Opportunities Fund	0.25	0.75	0.75	n/a
International Unconstrained Equity Fund	0.25	n/a	0.75	0.50
International Value Fund	0.25	0.75	0.75	0.50
Intrepid International Fund	0.25	n/a	0.75	0.50

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended April 30, 2014, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge	CDSC
Emerging Economies Fund	$9	$—	(a)
Emerging Markets Equity Fund	48	—	(a)
Global Equity Income Fund	9	—	(a)

148	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

	Front-End Sales Charge		CDSC
International Equity Fund	$22		$—	(a)
International Equity Index Fund	11		—	(a)
International Opportunities Fund	2		—
International Unconstrained Equity Fund	—	(a)	—
International Value Fund	250		—	(a)
Intrepid International Fund	2		—	(a)

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R2	Class R5	Institutional Class	Select Class
Emerging Economies Fund	0.25%	n/a	0.25%	n/a	0.05%	n/a	0.25%
Emerging Markets Equity Fund	0.25	0.25%	0.25	n/a	n/a	0.10%	0.25
Global Equity Income Fund	0.25	n/a	0.25	0.25%	0.05	n/a	0.25
Global Research Enhanced Index Fund	0.25	n/a	0.25	0.25	n/a	n/a	0.25
International Equity Fund	0.25	0.25	0.25	0.25	0.05	n/a	0.25
International Equity Index Fund	0.25	0.25	0.25	0.25	n/a	n/a	0.25
International Opportunities Fund	0.25	0.25	0.25	n/a	n/a	0.10	0.25
International Unconstrained Equity Fund	0.25	n/a	0.25	0.25	0.05	n/a	0.25
International Value Fund	0.25	0.25	0.25	0.25	n/a	0.10	0.25
Intrepid International Fund	0.25	n/a	0.25	0.25	n/a	0.10	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The Funds earn interest on uninvested cash balances held by the custodian.

Interest income, if any, earned on cash balances at the custodian, is included as Interest income from affiliates in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A		Class B		Class C		Class R2	Class R5	Class R6	Institutional Class		Select Class
Emerging Economies Fund	1.60%		n/a		2.10%		n/a	1.15%	n/a	n/a		1.35%
Emerging Markets Equity Fund	1.70	*	2.20	%*	2.20	*	n/a	n/a	1.20%	1.30	%*	1.45	*
Global Equity Income Fund	1.25		n/a		1.75		1.50%	0.80	n/a	n/a		1.00
Global Research Enhanced Index Fund	0.59		n/a		1.09		0.84	n/a	n/a	n/a		0.34
International Equity Fund	1.31		1.81		1.81		1.56	0.86	0.81	n/a		1.06
International Equity Index Fund**	0.60		1.10		1.10		0.85	n/a	n/a	n/a		0.35
International Opportunities Fund	1.31		1.92		1.92		n/a	n/a	0.81	0.91		1.06
International Unconstrained Equity Fund	1.32		n/a		1.82		1.57	0.87	0.82	n/a		1.07
International Value Fund	1.35		1.85		1.85		1.60	n/a	0.85	0.95		1.10
Intrepid International Fund***	1.40		n/a		1.90		1.65	n/a	n/a	0.90		1.15

*	Prior to September 1, 2013, the contractual expense limitations for Emerging Markets Equity Fund were 2.00%, 2.50%, 2.50%, 1.45% and 1.75% for Class A, Class B, Class C, Institutional Class and Select Class Shares, respectively.

**	Prior to February 28, 2013, the contractual expense limitations for International Equity Index Fund were 1.07%, 1.80%, 1.80%, 1.32% and 0.82% for Class A, Class B, Class C, Class R2 and Select Class Shares, respectively.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	149

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2014 (Unaudited) (continued)

***	Prior to September 1, 2013, the contractual expense limitations for Intrepid International Fund were 1.50%, 2.00%, 1.75%, 1.00% and 1.25% for Class A, Class C, Class R2, Institutional Class and Select Class Shares, respectively.

Except as noted above, the expense limitation agreements were in effect for the six months ended April 30, 2014 and are in place until February 28, 2015.

For the six months ended April 30, 2014, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Emerging Economies Fund	$11	$271	$237	$519	$—
Emerging Markets Equity Fund	138	722	302	1,162	—
Global Equity Income Fund	183	47	28	258	—
Global Research Enhanced Index Fund	13	—	2,533	2,546	—
International Equity Fund	607	905	—	1,512	—
International Equity Index Fund	1,068	252	757	2,077	—
International Unconstrained Equity Fund	17	2	—	19	101
Intrepid International Fund	—	230	316	546	—

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers resulting from investments in these money market funds for the six months ended April 30, 2014 were as follows (amounts in thousands):

Emerging Economies Fund	$11
Emerging Markets Equity Fund	51
Global Equity Income Fund	3
Global Research Enhanced Index Fund	123
International Equity Fund	67
International Equity Index Fund	17
International Opportunities Fund	54
International Value Fund	87
Intrepid International Fund	18

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended April 30, 2014, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended April 30, 2014, the following Funds incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows (amounts in thousands):

Emerging Markets Equity Fund	$1
Global Equity Income Fund	—	(a)
Global Research Enhanced Index Fund	1
International Equity Fund	1
International Opportunities Fund	4
International Value Fund	4
Intrepid International Fund	1

(a)	Amount rounds to less than $1,000.

150	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended April 30, 2014, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Emerging Economies Fund	$401,027	$400,158
Emerging Markets Equity Fund	483,779	1,069,477
Global Equity Income Fund	56,083	44,567
Global Research Enhanced Index Fund	1,501,899	478,852
International Equity Fund	444,550	77,206
International Equity Index Fund	26,769	6,833
International Opportunities Fund	776,144	460,751
International Unconstrained Equity Fund	1,344	1,217
International Value Fund	1,612,018	955,408
Intrepid International Fund	320,360	199,766

During the six months ended April 30, 2014, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at April 30, 2014 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Economies Fund	$939,742	$88,229	$47,065	$41,164
Emerging Markets Equity Fund	2,253,200	468,965	78,359	390,606
Global Equity Income Fund	105,247	16,719	1,166	15,553
Global Research Enhanced Index Fund	2,886,953	299,498	22,468	277,030
International Equity Fund	2,004,845	456,955	22,544	434,411
International Equity Index Fund	380,397	254,505	6,768	247,737
International Opportunities Fund	1,570,171	273,101	26,148	246,953
International Unconstrained Equity Fund	3,733	760	132	628
International Value Fund	3,175,665	624,752	57,496	567,256
Intrepid International Fund	677,190	146,314	7,223	139,091

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after October 31, 2011, are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At October 31, 2013, the following Funds had post-enactment net capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Emerging Economies Fund	$21,522	$20,005
Emerging Markets Equity Fund	34,939	51,160
International Equity Fund	1,775	9,226
International Value Fund	16,490	7,146
Intrepid International Fund	1,733	—

At October 31, 2013, the following Funds had pre-enactment net capital loss carryforwards, expiring during the years indicated, which are available to offset future realized gains as follows (amounts in thousands):

	2016	2017	2018	2019	Total
Emerging Economies Fund	$—	$1,890	$—	$16,730	$18,620
Emerging Markets Equity Fund	—	9,845	—	—	9,845
International Equity Fund	—	7,942	7,185	3,312	18,439

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	151

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2014 (Unaudited) (continued)

	2016	2017	2018	2019	Total
International Opportunities Fund	$13,180	$39,131	$441	$9,986	$62,738
International Value Fund	119,474	241,545	63,767	—	424,786
Intrepid International Fund	293,716	250,971	—	—	544,687

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 10, 2014.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at April 30, 2014. Average borrowings from the Facility for, or at any time during, the six months ended April 30, 2014, were as follows (amounts in thousands):

	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Emerging Economies Fund	$45,983	0.18%	7	$2
Emerging Markets Equity Fund	78,087	0.18	21	8

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s assets for each of the Global Research Enhanced Index Fund, International Equity Index Fund and International Value Fund.

In addition, as of April 30, 2014, the J.P. Morgan Investor Funds and the JPMorgan SmartRetirement Funds, which are affiliated funds of funds, own, in the aggregate, more than 10% of the net assets of the Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Emerging Economies Fund	20.2%	54.7%
Emerging Markets Equity Fund	n/a	24.9
Global Research Enhanced Index Fund	13.4	n/a
International Equity Fund	n/a	52.5
International Equity Index Fund	58.3	n/a
International Opportunities Fund	n/a	70.9
Intrepid International Fund	n/a	81.0

Additionally, the Adviser owns a significant portion of the outstanding shares of Global Equity Income Fund and International Unconstrained Equity Fund.

Global Equity Income Fund and International Value Fund each have a shareholder, which is an account maintained by a financial intermediary on behalf of its clients, that owns a significant portion of the Fund’s outstanding shares.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year depending on the Fund. Such concentrations may subject the Funds to

152	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of April 30, 2014, a significant portion of each Fund’s net assets consisted of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

As of April 30, 2014, the Funds had the following country allocations representing greater than 10% of total investments:

	Brazil	China	France	Germany	India	Japan
Emerging Economies Fund	13.8%	18.5%	—	—	—	—
Emerging Markets Equity Fund	—	—	—	—	16.2%	—
International Equity Fund	—	—	13.4%	—	—	15.5%
International Equity Index Fund	—	—	—	13.7%	—	18.5
International Opportunities Fund	—	—	13.9	10.3	—	19.9
International Unconstrained Equity Fund	—	—	10.7	10.4	—	11.4
International Value Fund	—	—	16.6	10.0	—	19.7
Intrepid International Fund	—	—	11.5	—	—	16.3

	South Africa	South Korea	Switzerland	Taiwan	United Kingdom	United States
Emerging Economies Fund	—	18.3%	—	10.7%	—	—
Emerging Markets Equity Fund	14.3%	—	—	—	—	—
Global Equity Income Fund	—	—	—	—	10.5%	39.8%
Global Research Enhanced Index Fund	—	—	—	—	—	51.4
International Equity Fund	—	—	13.8%		22.3	—
International Opportunities Fund	—	—	10.7	—	17.7	—
International Unconstrained Equity Fund	—	—	12.1	—	22.4	—
International Value Fund	—	—	—	—	20.0	—
Intrepid International Fund	—	—	10.7	—	17.2	—

8. Transfers-In-Kind

During the year ended October 31, 2013, certain shareholders of International Equity Fund purchased shares and International Equity Fund received portfolio securities primarily by means of a subscription in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as of the close of business on the date and at the market value listed below (amounts in thousands):

Date	Market Value	Type
January 11, 2013	$47,211	Subscription in-kind

9. Subsequent Events

At a meeting held in February 2014, the Board of Trustees of JPM II approved proposed changes to the International Equity Index Fund’s investment objective, benchmark and name, subject to shareholder approval. The proposals were approved by shareholders at a special shareholder meeting held on June 10, 2014. These changes will be effective June 30, 2014.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	153

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, November 1, 2013, and continued to hold your shares at the end of the reporting period, April 30, 2014.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During the Period	Annualized Expense Ratio
Emerging Economies Fund
Class A
Actual*	$1,000.00	$954.30	$7.75	1.60%
Hypothetical*	1,000.00	1,016.86	8.00	1.60
Class C
Actual*	1,000.00	951.50	10.16	2.10
Hypothetical*	1,000.00	1,014.38	10.49	2.10
Class R5
Actual*	1,000.00	956.60	5.58	1.15
Hypothetical*	1,000.00	1,019.09	5.76	1.15
Select Class
Actual*	1,000.00	955.00	6.54	1.35
Hypothetical*	1,000.00	1,018.10	6.76	1.35

Emerging Markets Equity Fund
Class A
Actual*	1,000.00	991.70	8.40	1.70
Hypothetical*	1,000.00	1,016.36	8.50	1.70
Class B
Actual*	1,000.00	989.40	10.85	2.20
Hypothetical*	1,000.00	1,013.88	10.99	2.20
Class C
Actual*	1,000.00	989.30	10.85	2.20
Hypothetical*	1,000.00	1,013.88	10.99	2.20
Class R6
Actual**	1,000.00	1,041.80	4.30	1.20
Hypothetical*	1,000.00	1,018.84	6.01	1.20

154	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During the Period	Annualized Expense Ratio
Emerging Markets Equity Fund (continued)
Institutional Class
Actual*	$1,000.00	$993.80	$6.43	1.30%
Hypothetical*	1,000.00	1,018.35	6.51	1.30
Select Class
Actual*	1,000.00	992.90	7.16	1.45
Hypothetical*	1,000.00	1,017.60	7.25	1.45

Global Equity Income Fund
Class A
Actual*	1,000.00	1,039.10	6.32	1.25
Hypothetical*	1,000.00	1,018.60	6.26	1.25
Class C
Actual*	1,000.00	1,036.60	8.84	1.75
Hypothetical*	1,000.00	1,016.12	8.75	1.75
Class R2
Actual*	1,000.00	1,037.10	7.58	1.50
Hypothetical*	1,000.00	1,017.36	7.50	1.50
Class R5
Actual*	1,000.00	1,041.10	4.05	0.80
Hypothetical*	1,000.00	1,020.83	4.01	0.80
Select Class
Actual*	1,000.00	1,040.00	5.06	1.00
Hypothetical*	1,000.00	1,019.84	5.01	1.00

Global Research Enhanced Index Fund
Class A
Actual*	1,000.00	1,067.30	2.97	0.58
Hypothetical*	1,000.00	1,021.92	2.91	0.58
Class C
Actual*	1,000.00	1,064.00	5.53	1.08
Hypothetical*	1,000.00	1,019.44	5.41	1.08
Class R2
Actual*	1,000.00	1,066.00	4.25	0.83
Hypothetical*	1,000.00	1,020.68	4.16	0.83
Select Class
Actual*	1,000.00	1,068.10	1.69	0.33
Hypothetical*	1,000.00	1,023.16	1.66	0.33

International Equity Fund
Class A
Actual*	1,000.00	1,023.80	6.52	1.30
Hypothetical*	1,000.00	1,018.35	6.51	1.30
Class B
Actual*	1,000.00	1,021.70	9.02	1.80
Hypothetical*	1,000.00	1,015.87	9.00	1.80
Class C
Actual*	1,000.00	1,021.10	9.02	1.80
Hypothetical*	1,000.00	1,015.87	9.00	1.80
Class R2
Actual*	1,000.00	1,022.10	7.77	1.55
Hypothetical*	1,000.00	1,017.11	7.75	1.55
Class R5
Actual*	1,000.00	1,026.40	4.27	0.85
Hypothetical*	1,000.00	1,020.58	4.26	0.85

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	155

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During the Period	Annualized Expense Ratio
International Equity Fund (continued)
Class R6
Actual*	$1,000.00	$1,025.90	$4.02	0.80%
Hypothetical*	1,000.00	1,020.83	4.01	0.80
Select Class
Actual*	1,000.00	1,025.00	5.27	1.05
Hypothetical*	1,000.00	1,019.59	5.26	1.05

International Equity Index Fund
Class A
Actual*	1,000.00	1,047.80	3.00	0.59
Hypothetical*	1,000.00	1,021.87	2.96	0.59
Class B
Actual*	1,000.00	1,045.30	5.53	1.09
Hypothetical*	1,000.00	1,019.39	5.46	1.09
Class C
Actual*	1,000.00	1,045.10	5.53	1.09
Hypothetical*	1,000.00	1,019.39	5.46	1.09
Class R2
Actual*	1,000.00	1,046.40	4.26	0.84
Hypothetical*	1,000.00	1,020.63	4.21	0.84
Select Class
Actual*	1,000.00	1,049.00	1.73	0.34
Hypothetical*	1,000.00	1,023.11	1.71	0.34

International Opportunities Fund
Class A
Actual*	1,000.00	1,025.80	6.18	1.23
Hypothetical*	1,000.00	1,018.70	6.16	1.23
Class B
Actual*	1,000.00	1,023.50	8.68	1.73
Hypothetical*	1,000.00	1,016.22	8.65	1.73
Class C
Actual*	1,000.00	1,022.80	8.68	1.73
Hypothetical*	1,000.00	1,016.22	8.65	1.73
Class R6
Actual*	1,000.00	1,028.10	3.67	0.73
Hypothetical*	1,000.00	1,021.17	3.66	0.73
Institutional Class
Actual*	1,000.00	1,027.80	4.17	0.83
Hypothetical*	1,000.00	1,020.68	4.16	0.83
Select Class
Actual*	1,000.00	1,026.50	4.92	0.98
Hypothetical*	1,000.00	1,019.93	4.91	0.98

International Unconstrained Equity Fund
Class A
Actual*	1,000.00	997.30	6.54	1.32
Hypothetical*	1,000.00	1,018.25	6.61	1.32
Class C
Actual*	1,000.00	994.60	9.00	1.82
Hypothetical*	1,000.00	1,015.77	9.10	1.82
Class R2
Actual*	1,000.00	995.80	7.77	1.57
Hypothetical*	1,000.00	1,017.01	7.85	1.57

156	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During the Period	Annualized Expense Ratio
International Unconstrained Equity Fund (continued)
Class R5
Actual*	$1,000.00	$999.40	$4.31	0.87%
Hypothetical*	1,000.00	1,020.48	4.36	0.87
Class R6
Actual*	1,000.00	999.90	4.07	0.82
Hypothetical*	1,000.00	1,020.73	4.11	0.82
Select Class
Actual*	1,000.00	998.70	5.30	1.07
Hypothetical*	1,000.00	1,019.49	5.36	1.07

International Value Fund
Class A
Actual*	1,000.00	1,019.50	6.66	1.33
Hypothetical*	1,000.00	1,018.20	6.66	1.33
Class B
Actual*	1,000.00	1,016.50	9.15	1.83
Hypothetical*	1,000.00	1,015.72	9.15	1.83
Class C
Actual*	1,000.00	1,016.90	9.15	1.83
Hypothetical*	1,000.00	1,015.72	9.15	1.83
Class R2
Actual*	1,000.00	1,018.50	7.91	1.58
Hypothetical*	1,000.00	1,016.96	7.90	1.58
Class R6
Actual*	1,000.00	1,021.70	4.16	0.83
Hypothetical*	1,000.00	1,020.68	4.16	0.83
Institutional Class
Actual*	1,000.00	1,021.30	4.66	0.93
Hypothetical*	1,000.00	1,020.18	4.66	0.93
Select Class
Actual*	1,000.00	1,020.80	5.41	1.08
Hypothetical*	1,000.00	1,019.44	5.41	1.08

Intrepid International Fund
Class A
Actual*	1,000.00	1,041.20	7.09	1.40
Hypothetical*	1,000.00	1,017.85	7.00	1.40
Class C
Actual*	1,000.00	1,038.60	9.60	1.90
Hypothetical*	1,000.00	1,015.37	9.49	1.90
Class R2
Actual*	1,000.00	1,039.70	8.34	1.65
Hypothetical*	1,000.00	1,016.61	8.25	1.65
Institutional Class
Actual*	1,000.00	1,044.00	4.56	0.90
Hypothetical*	1,000.00	1,020.33	4.51	0.90
Select Class
Actual*	1,000.00	1,042.70	5.82	1.15
Hypothetical*	1,000.00	1,019.09	5.76	1.15

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
**	Expenses are equal to the Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 128/365 (to reflect the actual period). Commencement of operations was December 23, 2013.

APRIL 30, 2014	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	157

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended October 31, 2013. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2013. The information necessary to complete your income tax returns for the calendar year ending December 31, 2013 was provided under separate cover.

Foreign Source Income and Foreign Tax Credit Pass Through

For the fiscal year ended October 31, 2013, the Funds elected to pass through to shareholders the income tax credit for taxes paid to foreign countries. Gross income and foreign tax expenses were as follows or amounts as finally determined (amounts in thousands):

	Gross Income	Foreign Tax Pass Through
Emerging Economies Fund	$23,327	$2,205
Emerging Markets Equity Fund	69,539	5,166
Global Equity Income Fund	2,268	180
International Equity Fund	41,212	2,759
International Equity Index Fund	15,087	1,370
International Opportunities Fund	34,921	2,067
International Unconstrained Equity Fund	94	8
International Value Fund	87,133	5,909
Intrepid International Fund	14,223	1,060

The pass-through of the foreign tax credit will only affect those persons who were shareholders on the dividend record date in December 2013. These shareholders received more detailed information along with their 2013 Form 1099-DIV.

158	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2014

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2014. All rights reserved. April 2014.	SAN-INTEQ-414

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the

Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Office
June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
June 27, 2014

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
June 27, 2014